UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a) The Registrant’s Annual Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

LGMAX

Loomis Sayles Global Allocation Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$120	1.16%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the consumer staples, real estate and utilities sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Taiwan Semiconductor Manufacturing Co., and JPMorgan Chase.

• In fixed income, credit positioning was a top contributor to performance, in particular, allocations to the communications, consumer non-cyclical, and consumer cyclical sectors.

• The Fund’s positioning along the yield curve (which depicts the relationship among bond yields across the maturity spectrum) and stance with respect to duration and corresponding interest rate sensitivity also contributed to returns over the period. In particular, interest rate positioning in the US dollar, Mexican peso, and Canadian dollar-pay markets was beneficial.

Top Detractors from Performance

• In equities, the industrials, health care and information technology sectors were the largest detractors from relative performance.

• The largest three individual detractors from performance were UnitedHealth Group, Danaher Corporation and Adobe.

• In fixed income, currency allocation detracted from performance, in particular, allocations to the Japanese yen, Brazilian real, and Chinese renminbi detracted.

• Although the Fund’s positioning along the yield curve and stance with respect to duration and corresponding interest rate sensitivity contributed as a whole over the period, interest rate positioning in the Japanese yen-pay market detracted over the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	MSCI All Country World Index (Net)	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
09/2015	$9,423	$10,000	$10,000
10/2015	$9,847	$10,785	$10,479
11/2015	$9,826	$10,696	$10,358
12/2015	$9,695	$10,503	$10,268
01/2016	$9,286	$9,869	$9,932
02/2016	$9,216	$9,802	$9,979
03/2016	$9,722	$10,528	$10,531
04/2016	$9,830	$10,683	$10,680
05/2016	$9,959	$10,697	$10,631
06/2016	$9,824	$10,632	$10,717
07/2016	$10,196	$11,090	$11,026
08/2016	$10,245	$11,128	$11,027
09/2016	$10,331	$11,196	$11,092
10/2016	$10,089	$11,006	$10,856
11/2016	$10,083	$11,089	$10,733
12/2016	$10,118	$11,329	$10,852
01/2017	$10,407	$11,639	$11,079
02/2017	$10,647	$11,965	$11,286
03/2017	$10,713	$12,112	$11,376
04/2017	$10,997	$12,300	$11,534
05/2017	$11,253	$12,572	$11,758
06/2017	$11,341	$12,629	$11,786
07/2017	$11,575	$12,982	$12,063
08/2017	$11,586	$13,032	$12,138
09/2017	$11,788	$13,283	$12,235
10/2017	$12,061	$13,559	$12,369
11/2017	$12,208	$13,822	$12,568
12/2017	$12,323	$14,045	$12,707
01/2018	$12,975	$14,837	$13,198
02/2018	$12,618	$14,214	$12,818
03/2018	$12,512	$13,910	$12,708
04/2018	$12,507	$14,042	$12,700
05/2018	$12,696	$14,060	$12,671
06/2018	$12,691	$13,984	$12,607
07/2018	$12,875	$14,406	$12,827
08/2018	$12,975	$14,519	$12,892
09/2018	$12,880	$14,582	$12,882
10/2018	$12,083	$13,489	$12,245
11/2018	$12,306	$13,686	$12,368
12/2018	$11,678	$12,722	$11,945
01/2019	$12,471	$13,727	$12,584
02/2019	$12,868	$14,094	$12,757
03/2019	$13,043	$14,271	$12,917
04/2019	$13,516	$14,753	$13,163
05/2019	$13,067	$13,878	$12,766
06/2019	$13,796	$14,787	$13,381
07/2019	$13,884	$14,830	$13,389
08/2019	$13,831	$14,478	$13,308
09/2019	$13,866	$14,783	$13,422
10/2019	$13,942	$15,188	$13,678
11/2019	$14,327	$15,558	$13,837
12/2019	$14,767	$16,106	$14,161
01/2020	$14,767	$15,928	$14,140
02/2020	$13,952	$14,642	$13,492
03/2020	$12,603	$12,665	$12,279
04/2020	$13,760	$14,022	$13,164
05/2020	$14,461	$14,632	$13,531
06/2020	$14,677	$15,099	$13,838
07/2020	$15,534	$15,898	$14,454
08/2020	$16,074	$16,871	$14,976
09/2020	$15,726	$16,327	$14,665
10/2020	$15,451	$15,930	$14,456
11/2020	$16,476	$17,894	$15,631
12/2020	$16,990	$18,724	$16,150
01/2021	$16,767	$18,639	$16,049
02/2021	$16,907	$19,071	$16,162
03/2021	$17,219	$19,580	$16,296
04/2021	$17,989	$20,436	$16,806
05/2021	$18,065	$20,754	$17,026
06/2021	$18,440	$21,028	$17,101
07/2021	$18,746	$21,173	$17,263
08/2021	$19,134	$21,703	$17,493
09/2021	$18,358	$20,806	$16,935
10/2021	$19,185	$21,868	$17,437
11/2021	$18,975	$21,342	$17,165
12/2021	$19,388	$22,195	$17,568
01/2022	$17,977	$21,105	$16,906
02/2022	$17,154	$20,560	$16,563
03/2022	$17,333	$21,005	$16,577
04/2022	$15,866	$19,324	$15,418
05/2022	$15,729	$19,347	$15,445
06/2022	$14,551	$17,716	$14,466
07/2022	$15,908	$18,953	$15,195
08/2022	$14,976	$18,255	$14,619
09/2022	$13,661	$16,508	$13,479
10/2022	$14,400	$17,504	$13,930
11/2022	$15,558	$18,862	$14,841
12/2022	$14,880	$18,119	$14,522
01/2023	$16,014	$19,418	$15,338
02/2023	$15,402	$18,862	$14,870
03/2023	$15,916	$19,443	$15,333
04/2023	$16,059	$19,723	$15,492
05/2023	$16,059	$19,511	$15,272
06/2023	$16,732	$20,644	$15,803
07/2023	$17,291	$21,400	$16,194
08/2023	$16,913	$20,802	$15,834
09/2023	$16,210	$19,942	$15,256
10/2023	$15,780	$19,342	$14,908
11/2023	$17,276	$21,127	$16,034
12/2023	$18,179	$22,142	$16,763
01/2024	$18,312	$22,272	$16,729
02/2024	$19,074	$23,228	$17,076
03/2024	$19,419	$23,957	$17,435
04/2024	$18,650	$23,167	$16,914
05/2024	$19,183	$24,108	$17,415
06/2024	$19,623	$24,644	$17,658
07/2024	$20,102	$25,042	$18,024
08/2024	$20,439	$25,678	$18,469
09/2024	$20,848	$26,274	$18,852
10/2024	$20,267	$25,685	$18,345
11/2024	$21,067	$26,645	$18,782
12/2024	$20,406	$26,015	$18,354
01/2025	$21,257	$26,888	$18,766
02/2025	$20,852	$26,726	$18,805
03/2025	$20,018	$25,670	$18,406
04/2025	$20,026	$25,909	$18,725
05/2025	$20,802	$27,399	$19,344
06/2025	$21,510	$28,629	$20,012
07/2025	$21,552	$29,017	$20,056
08/2025	$22,007	$29,734	$20,469
09/2025	$22,386	$30,811	$20,968

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/06
Class A at NAV	7.38%	7.32%	9.04%	9.07%
Class A with 5.75% MSCFootnote Reference1	1.21%	6.05%	8.39%	8.85%
MSCI All Country World Index (Net)	17.27%	13.54%	11.91%	-%
60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index	11.22%	7.41%	7.69%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$2,899,211,907
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	504
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,530,512

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Financial Services	3.0%
IT Services	3.3%
Broadline Retail	3.3%
Life Sciences Tools & Services	3.4%
Hotels, Restaurants & Leisure	3.5%
Specialty Retail	4.9%
Machinery	7.0%
Treasuries	8.6%
Capital Markets	8.8%
Semiconductors & Semiconductor Equipment	12.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Top Ten Holdings

NVIDIA Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Mastercard, Inc., Class A	3.0%
Blackrock, Inc.	2.9%
S&P Global, Inc.	2.9%
ASML Holding NV	2.8%
Parker-Hannifin Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Home Depot, Inc.	2.5%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.7%
Canada	3.3%
Taiwan	3.4%
United Kingdom	4.1%
United States	65.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LGMAX

Loomis Sayles Global Allocation Fund

Annual Shareholder Report

September 30, 2025

TGM99A-0925

Class C

LGMCX

Loomis Sayles Global Allocation Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$197	1.91%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the consumer staples, real estate and utilities sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Taiwan Semiconductor Manufacturing Co., and JPMorgan Chase.

• In fixed income, credit positioning was a top contributor to performance, in particular, allocations to the communications, consumer non-cyclical, and consumer cyclical sectors.

• The Fund’s positioning along the yield curve (which depicts the relationship among bond yields across the maturity spectrum) and stance with respect to duration and corresponding interest rate sensitivity also contributed to returns over the period. In particular, interest rate positioning in the US dollar, Mexican peso, and Canadian dollar-pay markets was beneficial.

Top Detractors from Performance

• In equities, the industrials, health care and information technology sectors were the largest detractors from relative performance.

• The largest three individual detractors from performance were UnitedHealth Group, Danaher Corporation and Adobe.

• In fixed income, currency allocation detracted from performance, in particular, allocations to the Japanese yen, Brazilian real, and Chinese renminbi detracted.

• Although the Fund’s positioning along the yield curve and stance with respect to duration and corresponding interest rate sensitivity contributed as a whole over the period, interest rate positioning in the Japanese yen-pay market detracted over the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	MSCI All Country World Index (Net)	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,451	$10,785	$10,479
11/2015	$10,423	$10,696	$10,358
12/2015	$10,271	$10,503	$10,268
01/2016	$9,833	$9,869	$9,932
02/2016	$9,753	$9,802	$9,979
03/2016	$10,277	$10,528	$10,531
04/2016	$10,392	$10,683	$10,680
05/2016	$10,519	$10,697	$10,631
06/2016	$10,369	$10,632	$10,717
07/2016	$10,761	$11,090	$11,026
08/2016	$10,802	$11,128	$11,027
09/2016	$10,888	$11,196	$11,092
10/2016	$10,623	$11,006	$10,856
11/2016	$10,611	$11,089	$10,733
12/2016	$10,637	$11,329	$10,852
01/2017	$10,938	$11,639	$11,079
02/2017	$11,181	$11,965	$11,286
03/2017	$11,245	$12,112	$11,376
04/2017	$11,540	$12,300	$11,534
05/2017	$11,801	$12,572	$11,758
06/2017	$11,882	$12,629	$11,786
07/2017	$12,119	$12,982	$12,063
08/2017	$12,119	$13,032	$12,138
09/2017	$12,328	$13,283	$12,235
10/2017	$12,606	$13,559	$12,369
11/2017	$12,751	$13,822	$12,568
12/2017	$12,860	$14,045	$12,707
01/2018	$13,535	$14,837	$13,198
02/2018	$13,154	$14,214	$12,818
03/2018	$13,037	$13,910	$12,708
04/2018	$13,025	$14,042	$12,700
05/2018	$13,213	$14,060	$12,671
06/2018	$13,195	$13,984	$12,607
07/2018	$13,383	$14,406	$12,827
08/2018	$13,477	$14,519	$12,892
09/2018	$13,371	$14,582	$12,882
10/2018	$12,538	$13,489	$12,245
11/2018	$12,755	$13,686	$12,368
12/2018	$12,098	$12,722	$11,945
01/2019	$12,915	$13,727	$12,584
02/2019	$13,318	$14,094	$12,757
03/2019	$13,488	$14,271	$12,917
04/2019	$13,970	$14,753	$13,163
05/2019	$13,494	$13,878	$12,766
06/2019	$14,238	$14,787	$13,381
07/2019	$14,324	$14,830	$13,389
08/2019	$14,257	$14,478	$13,308
09/2019	$14,287	$14,783	$13,422
10/2019	$14,354	$15,188	$13,678
11/2019	$14,738	$15,558	$13,837
12/2019	$15,188	$16,106	$14,161
01/2020	$15,176	$15,928	$14,140
02/2020	$14,334	$14,642	$13,492
03/2020	$12,937	$12,665	$12,279
04/2020	$14,116	$14,022	$13,164
05/2020	$14,827	$14,632	$13,531
06/2020	$15,032	$15,099	$13,838
07/2020	$15,906	$15,898	$14,454
08/2020	$16,448	$16,871	$14,976
09/2020	$16,080	$16,327	$14,665
10/2020	$15,787	$15,930	$14,456
11/2020	$16,829	$17,894	$15,631
12/2020	$17,343	$18,724	$16,150
01/2021	$17,106	$18,639	$16,049
02/2021	$17,231	$19,071	$16,162
03/2021	$17,548	$19,580	$16,296
04/2021	$18,319	$20,436	$16,806
05/2021	$18,378	$20,754	$17,026
06/2021	$18,754	$21,028	$17,101
07/2021	$19,051	$21,173	$17,263
08/2021	$19,433	$21,703	$17,493
09/2021	$18,629	$20,806	$16,935
10/2021	$19,459	$21,868	$17,437
11/2021	$19,235	$21,342	$17,165
12/2021	$19,644	$22,195	$17,568
01/2022	$18,200	$21,105	$16,906
02/2022	$17,361	$20,560	$16,563
03/2022	$17,525	$21,005	$16,577
04/2022	$16,038	$19,324	$15,418
05/2022	$15,882	$19,347	$15,445
06/2022	$14,687	$17,716	$14,466
07/2022	$16,045	$18,953	$15,195
08/2022	$15,099	$18,255	$14,619
09/2022	$13,755	$16,508	$13,479
10/2022	$14,502	$17,504	$13,930
11/2022	$15,647	$18,862	$14,841
12/2022	$14,964	$18,119	$14,522
01/2023	$16,098	$19,418	$15,338
02/2023	$15,468	$18,862	$14,870
03/2023	$15,972	$19,443	$15,333
04/2023	$16,114	$19,723	$15,492
05/2023	$16,090	$19,511	$15,272
06/2023	$16,759	$20,644	$15,803
07/2023	$17,310	$21,400	$16,194
08/2023	$16,917	$20,802	$15,834
09/2023	$16,208	$19,942	$15,256
10/2023	$15,774	$19,342	$14,908
11/2023	$17,270	$21,127	$16,034
12/2023	$18,173	$22,142	$16,763
01/2024	$18,306	$22,272	$16,729
02/2024	$19,067	$23,228	$17,076
03/2024	$19,413	$23,957	$17,435
04/2024	$18,644	$23,167	$16,914
05/2024	$19,177	$24,108	$17,415
06/2024	$19,617	$24,644	$17,658
07/2024	$20,095	$25,042	$18,024
08/2024	$20,433	$25,678	$18,469
09/2024	$20,841	$26,274	$18,852
10/2024	$20,260	$25,685	$18,345
11/2024	$21,060	$26,645	$18,782
12/2024	$20,399	$26,015	$18,354
01/2025	$21,250	$26,888	$18,766
02/2025	$20,845	$26,726	$18,805
03/2025	$20,011	$25,670	$18,406
04/2025	$20,020	$25,909	$18,725
05/2025	$20,795	$27,399	$19,344
06/2025	$21,503	$28,629	$20,012
07/2025	$21,545	$29,017	$20,056
08/2025	$22,000	$29,734	$20,469
09/2025	$22,379	$30,811	$20,968

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/06
Class C at NAV	6.57%	6.51%	8.39%	8.84%
Class C with 1.00% CDSCFootnote Reference1	5.58%	6.51%	8.39%	8.84%
MSCI All Country World Index (Net)	17.27%	13.54%	11.91%	-%
60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index	11.22%	7.41%	7.69%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$2,899,211,907
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	504
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,530,512

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Financial Services	3.0%
IT Services	3.3%
Broadline Retail	3.3%
Life Sciences Tools & Services	3.4%
Hotels, Restaurants & Leisure	3.5%
Specialty Retail	4.9%
Machinery	7.0%
Treasuries	8.6%
Capital Markets	8.8%
Semiconductors & Semiconductor Equipment	12.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Top Ten Holdings

NVIDIA Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Mastercard, Inc., Class A	3.0%
Blackrock, Inc.	2.9%
S&P Global, Inc.	2.9%
ASML Holding NV	2.8%
Parker-Hannifin Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Home Depot, Inc.	2.5%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.7%
Canada	3.3%
Taiwan	3.4%
United Kingdom	4.1%
United States	65.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LGMCX

Loomis Sayles Global Allocation Fund

Annual Shareholder Report

September 30, 2025

TGM99C-0925

Class N

LGMNX

Loomis Sayles Global Allocation Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$86	0.83%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the consumer staples, real estate and utilities sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Taiwan Semiconductor Manufacturing Co., and JPMorgan Chase.

• In fixed income, credit positioning was a top contributor to performance, in particular, allocations to the communications, consumer non-cyclical, and consumer cyclical sectors.

• The Fund’s positioning along the yield curve (which depicts the relationship among bond yields across the maturity spectrum) and stance with respect to duration and corresponding interest rate sensitivity also contributed to returns over the period. In particular, interest rate positioning in the US dollar, Mexican peso, and Canadian dollar-pay markets was beneficial.

Top Detractors from Performance

• In equities, the industrials, health care and information technology sectors were the largest detractors from relative performance.

• The largest three individual detractors from performance were UnitedHealth Group, Danaher Corporation and Adobe.

• In fixed income, currency allocation detracted from performance, in particular, allocations to the Japanese yen, Brazilian real, and Chinese renminbi detracted.

• Although the Fund’s positioning along the yield curve and stance with respect to duration and corresponding interest rate sensitivity contributed as a whole over the period, interest rate positioning in the Japanese yen-pay market detracted over the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	MSCI All Country World Index (Net)	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
02/2017	$10,208	$10,270	$10,197
03/2017	$10,276	$10,396	$10,278
04/2017	$10,547	$10,558	$10,420
05/2017	$10,797	$10,791	$10,623
06/2017	$10,880	$10,840	$10,648
07/2017	$11,104	$11,143	$10,898
08/2017	$11,120	$11,186	$10,967
09/2017	$11,318	$11,402	$11,054
10/2017	$11,583	$11,638	$11,175
11/2017	$11,724	$11,864	$11,355
12/2017	$11,838	$12,055	$11,480
01/2018	$12,473	$12,735	$11,924
02/2018	$12,132	$12,200	$11,581
03/2018	$12,030	$11,939	$11,481
04/2018	$12,030	$12,053	$11,474
05/2018	$12,217	$12,068	$11,447
06/2018	$12,212	$12,003	$11,390
07/2018	$12,393	$12,365	$11,588
08/2018	$12,494	$12,462	$11,648
09/2018	$12,404	$12,516	$11,638
10/2018	$11,641	$11,578	$11,063
11/2018	$11,860	$11,747	$11,174
12/2018	$11,256	$10,920	$10,792
01/2019	$12,023	$11,782	$11,369
02/2019	$12,410	$12,097	$11,525
03/2019	$12,584	$12,250	$11,670
04/2019	$13,049	$12,663	$11,892
05/2019	$12,612	$11,912	$11,534
06/2019	$13,323	$12,692	$12,089
07/2019	$13,413	$12,729	$12,097
08/2019	$13,362	$12,427	$12,023
09/2019	$13,402	$12,689	$12,126
10/2019	$13,480	$13,036	$12,357
11/2019	$13,850	$13,354	$12,501
12/2019	$14,284	$13,824	$12,794
01/2020	$14,284	$13,672	$12,775
02/2020	$13,505	$12,568	$12,190
03/2020	$12,201	$10,871	$11,093
04/2020	$13,321	$12,035	$11,893
05/2020	$14,007	$12,559	$12,225
06/2020	$14,215	$12,960	$12,502
07/2020	$15,058	$13,646	$13,059
08/2020	$15,583	$14,481	$13,530
09/2020	$15,248	$14,014	$13,249
10/2020	$14,983	$13,673	$13,061
11/2020	$15,987	$15,359	$14,122
12/2020	$16,487	$16,072	$14,591
01/2021	$16,279	$15,999	$14,500
02/2021	$16,414	$16,369	$14,602
03/2021	$16,727	$16,806	$14,723
04/2021	$17,476	$17,541	$15,184
05/2021	$17,555	$17,814	$15,383
06/2021	$17,924	$18,049	$15,450
07/2021	$18,224	$18,173	$15,596
08/2021	$18,611	$18,628	$15,804
09/2021	$17,856	$17,859	$15,300
10/2021	$18,666	$18,770	$15,754
11/2021	$18,464	$18,318	$15,508
12/2021	$18,879	$19,051	$15,872
01/2022	$17,509	$18,115	$15,274
02/2022	$16,715	$17,647	$14,964
03/2022	$16,887	$18,030	$14,977
04/2022	$15,465	$16,586	$13,929
05/2022	$15,332	$16,606	$13,954
06/2022	$14,194	$15,206	$13,069
07/2022	$15,518	$16,268	$13,728
08/2022	$14,618	$15,669	$13,208
09/2022	$13,327	$14,169	$12,178
10/2022	$14,062	$15,024	$12,585
11/2022	$15,193	$16,189	$13,408
12/2022	$14,539	$15,552	$13,121
01/2023	$15,654	$16,667	$13,857
02/2023	$15,056	$16,189	$13,435
03/2023	$15,559	$16,689	$13,853
04/2023	$15,712	$16,928	$13,997
05/2023	$15,705	$16,747	$13,797
06/2023	$16,369	$17,720	$14,278
07/2023	$16,923	$18,368	$14,631
08/2023	$16,558	$17,855	$14,306
09/2023	$15,880	$17,117	$13,783
10/2023	$15,457	$16,602	$13,469
11/2023	$16,930	$18,134	$14,486
12/2023	$17,821	$19,005	$15,145
01/2024	$17,958	$19,117	$15,114
02/2024	$18,702	$19,937	$15,428
03/2024	$19,051	$20,563	$15,752
04/2024	$18,300	$19,885	$15,281
05/2024	$18,831	$20,692	$15,734
06/2024	$19,264	$21,153	$15,953
07/2024	$19,742	$21,494	$16,284
08/2024	$20,084	$22,040	$16,686
09/2024	$20,486	$22,552	$17,032
10/2024	$19,925	$22,046	$16,574
11/2024	$20,722	$22,870	$16,969
12/2024	$20,064	$22,329	$16,582
01/2025	$20,914	$23,079	$16,954
02/2025	$20,521	$22,940	$16,990
03/2025	$19,704	$22,033	$16,629
04/2025	$19,720	$22,239	$16,917
05/2025	$20,489	$23,517	$17,477
06/2025	$21,191	$24,573	$18,080
07/2025	$21,232	$24,906	$18,120
08/2025	$21,690	$25,521	$18,493
09/2025	$22,074	$26,446	$18,944

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/1/17
Class N	7.75%	7.68%	9.57%
MSCI All Country World Index (Net)	17.27%	13.54%	11.84%
60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index	11.22%	7.41%	7.63%

Key Fund Statistics

Total Net Assets	$2,899,211,907
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	504
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,530,512

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Financial Services	3.0%
IT Services	3.3%
Broadline Retail	3.3%
Life Sciences Tools & Services	3.4%
Hotels, Restaurants & Leisure	3.5%
Specialty Retail	4.9%
Machinery	7.0%
Treasuries	8.6%
Capital Markets	8.8%
Semiconductors & Semiconductor Equipment	12.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Top Ten Holdings

NVIDIA Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Mastercard, Inc., Class A	3.0%
Blackrock, Inc.	2.9%
S&P Global, Inc.	2.9%
ASML Holding NV	2.8%
Parker-Hannifin Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Home Depot, Inc.	2.5%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.7%
Canada	3.3%
Taiwan	3.4%
United Kingdom	4.1%
United States	65.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LGMNX

Loomis Sayles Global Allocation Fund

Annual Shareholder Report

September 30, 2025

TGM99N-0925

Class Y

LSWWX

Loomis Sayles Global Allocation Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$94	0.91%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the consumer staples, real estate and utilities sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Taiwan Semiconductor Manufacturing Co., and JPMorgan Chase.

• In fixed income, credit positioning was a top contributor to performance, in particular, allocations to the communications, consumer non-cyclical, and consumer cyclical sectors.

• The Fund’s positioning along the yield curve (which depicts the relationship among bond yields across the maturity spectrum) and stance with respect to duration and corresponding interest rate sensitivity also contributed to returns over the period. In particular, interest rate positioning in the US dollar, Mexican peso, and Canadian dollar-pay markets was beneficial.

Top Detractors from Performance

• In equities, the industrials, health care and information technology sectors were the largest detractors from relative performance.

• The largest three individual detractors from performance were UnitedHealth Group, Danaher Corporation and Adobe.

• In fixed income, currency allocation detracted from performance, in particular, allocations to the Japanese yen, Brazilian real, and Chinese renminbi detracted.

• Although the Fund’s positioning along the yield curve and stance with respect to duration and corresponding interest rate sensitivity contributed as a whole over the period, interest rate positioning in the Japanese yen-pay market detracted over the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	MSCI All Country World Index (Net)	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,458	$10,785	$10,479
11/2015	$10,442	$10,696	$10,358
12/2015	$10,296	$10,503	$10,268
01/2016	$9,868	$9,869	$9,932
02/2016	$9,794	$9,802	$9,979
03/2016	$10,335	$10,528	$10,531
04/2016	$10,449	$10,683	$10,680
05/2016	$10,592	$10,697	$10,631
06/2016	$10,449	$10,632	$10,717
07/2016	$10,854	$11,090	$11,026
08/2016	$10,900	$11,128	$11,027
09/2016	$10,997	$11,196	$11,092
10/2016	$10,740	$11,006	$10,856
11/2016	$10,734	$11,089	$10,733
12/2016	$10,776	$11,329	$10,852
01/2017	$11,083	$11,639	$11,079
02/2017	$11,344	$11,965	$11,286
03/2017	$11,419	$12,112	$11,376
04/2017	$11,726	$12,300	$11,534
05/2017	$12,003	$12,572	$11,758
06/2017	$12,096	$12,629	$11,786
07/2017	$12,345	$12,982	$12,063
08/2017	$12,356	$13,032	$12,138
09/2017	$12,582	$13,283	$12,235
10/2017	$12,872	$13,559	$12,369
11/2017	$13,034	$13,822	$12,568
12/2017	$13,159	$14,045	$12,707
01/2018	$13,859	$14,837	$13,198
02/2018	$13,479	$14,214	$12,818
03/2018	$13,367	$13,910	$12,708
04/2018	$13,367	$14,042	$12,700
05/2018	$13,574	$14,060	$12,671
06/2018	$13,568	$13,984	$12,607
07/2018	$13,764	$14,406	$12,827
08/2018	$13,876	$14,519	$12,892
09/2018	$13,776	$14,582	$12,882
10/2018	$12,928	$13,489	$12,245
11/2018	$13,165	$13,686	$12,368
12/2018	$12,496	$12,722	$11,945
01/2019	$13,354	$13,727	$12,584
02/2019	$13,783	$14,094	$12,757
03/2019	$13,976	$14,271	$12,917
04/2019	$14,486	$14,753	$13,163
05/2019	$14,001	$13,878	$12,766
06/2019	$14,790	$14,787	$13,381
07/2019	$14,884	$14,830	$13,389
08/2019	$14,834	$14,478	$13,308
09/2019	$14,871	$14,783	$13,422
10/2019	$14,958	$15,188	$13,678
11/2019	$15,368	$15,558	$13,837
12/2019	$15,846	$16,106	$14,161
01/2020	$15,846	$15,928	$14,140
02/2020	$14,982	$14,642	$13,492
03/2020	$13,535	$12,665	$12,279
04/2020	$14,777	$14,022	$13,164
05/2020	$15,539	$14,632	$13,531
06/2020	$15,769	$15,099	$13,838
07/2020	$16,697	$15,898	$14,454
08/2020	$17,279	$16,871	$14,976
09/2020	$16,908	$16,327	$14,665
10/2020	$16,614	$15,930	$14,456
11/2020	$17,727	$17,894	$15,631
12/2020	$18,283	$18,724	$16,150
01/2021	$18,045	$18,639	$16,049
02/2021	$18,195	$19,071	$16,162
03/2021	$18,541	$19,580	$16,296
04/2021	$19,371	$20,436	$16,806
05/2021	$19,453	$20,754	$17,026
06/2021	$19,868	$21,028	$17,101
07/2021	$20,194	$21,173	$17,263
08/2021	$20,623	$21,703	$17,493
09/2021	$19,786	$20,806	$16,935
10/2021	$20,684	$21,868	$17,437
11/2021	$20,460	$21,342	$17,165
12/2021	$20,913	$22,195	$17,568
01/2022	$19,396	$21,105	$16,906
02/2022	$18,509	$20,560	$16,563
03/2022	$18,700	$21,005	$16,577
04/2022	$17,132	$19,324	$15,418
05/2022	$16,985	$19,347	$15,445
06/2022	$15,718	$17,716	$14,466
07/2022	$17,183	$18,953	$15,195
08/2022	$16,179	$18,255	$14,619
09/2022	$14,758	$16,508	$13,479
10/2022	$15,564	$17,504	$13,930
11/2022	$16,817	$18,862	$14,841
12/2022	$16,092	$18,119	$14,522
01/2023	$17,319	$19,418	$15,338
02/2023	$16,665	$18,862	$14,870
03/2023	$17,222	$19,443	$15,333
04/2023	$17,383	$19,723	$15,492
05/2023	$17,375	$19,511	$15,272
06/2023	$18,110	$20,644	$15,803
07/2023	$18,716	$21,400	$16,194
08/2023	$18,320	$20,802	$15,834
09/2023	$17,561	$19,942	$15,256
10/2023	$17,093	$19,342	$14,908
11/2023	$18,724	$21,127	$16,034
12/2023	$19,701	$22,142	$16,763
01/2024	$19,853	$22,272	$16,729
02/2024	$20,684	$23,228	$17,076
03/2024	$21,062	$23,957	$17,435
04/2024	$20,231	$23,167	$16,914
05/2024	$20,819	$24,108	$17,415
06/2024	$21,289	$24,644	$17,658
07/2024	$21,819	$25,042	$18,024
08/2024	$22,197	$25,678	$18,469
09/2024	$22,642	$26,274	$18,852
10/2024	$22,020	$25,685	$18,345
11/2024	$22,894	$26,645	$18,782
12/2024	$22,171	$26,015	$18,354
01/2025	$23,110	$26,888	$18,766
02/2025	$22,668	$26,726	$18,805
03/2025	$21,764	$25,670	$18,406
04/2025	$21,782	$25,909	$18,725
05/2025	$22,622	$27,399	$19,344
06/2025	$23,408	$28,629	$20,012
07/2025	$23,454	$29,017	$20,056
08/2025	$23,950	$29,734	$20,469
09/2025	$24,375	$30,811	$20,968

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/06
Class Y	7.65%	7.59%	9.32%	9.34%
MSCI All Country World Index (Net)	17.27%	13.54%	11.91%	-%
60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index	11.22%	7.41%	7.69%	-%

Key Fund Statistics

Total Net Assets	$2,899,211,907
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	504
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,530,512

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Financial Services	3.0%
IT Services	3.3%
Broadline Retail	3.3%
Life Sciences Tools & Services	3.4%
Hotels, Restaurants & Leisure	3.5%
Specialty Retail	4.9%
Machinery	7.0%
Treasuries	8.6%
Capital Markets	8.8%
Semiconductors & Semiconductor Equipment	12.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Top Ten Holdings

NVIDIA Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Mastercard, Inc., Class A	3.0%
Blackrock, Inc.	2.9%
S&P Global, Inc.	2.9%
ASML Holding NV	2.8%
Parker-Hannifin Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Home Depot, Inc.	2.5%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.7%
Canada	3.3%
Taiwan	3.4%
United Kingdom	4.1%
United States	65.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSWWX

Loomis Sayles Global Allocation Fund

Annual Shareholder Report

September 30, 2025

TGM99Y-0925

Class A

LGRRX

Loomis Sayles Growth Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$101	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 40 holdings.

Top Contributors to Performance

• The Fund's positions in Nvidia, Tesla, and Netflix contributed the most to performance.

• Stock selection in the information technology, consumer discretionary, consumer staples, communication services, and industrials sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Regeneron Pharmaceuticals, Novo Nordisk, and Thermo Fisher Scientific detracted the most from performance.

• Stock selection in the healthcare and financials sectors as well as our allocations in the information technology, healthcare, industrials, and financials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we added to our existing positions in Boeing, Deere, Novo Nordisk, Regeneron, Thermo Fisher, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Netflix, Oracle, Qualcomm, Tesla, and Yum China to finance purchases and manage position size.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	S&P 500® Index	Russell 1000® Growth Index
09/2015	$9,429	$10,000	$10,000
10/2015	$10,362	$10,844	$10,861
11/2015	$10,476	$10,876	$10,892
12/2015	$10,339	$10,704	$10,732
01/2016	$9,765	$10,173	$10,133
02/2016	$9,631	$10,159	$10,128
03/2016	$10,281	$10,849	$10,811
04/2016	$10,387	$10,891	$10,713
05/2016	$10,674	$11,086	$10,921
06/2016	$10,597	$11,115	$10,878
07/2016	$11,228	$11,525	$11,391
08/2016	$11,343	$11,541	$11,335
09/2016	$11,439	$11,543	$11,376
10/2016	$11,094	$11,332	$11,109
11/2016	$10,922	$11,752	$11,351
12/2016	$10,925	$11,984	$11,491
01/2017	$11,236	$12,212	$11,878
02/2017	$11,643	$12,697	$12,372
03/2017	$11,837	$12,711	$12,515
04/2017	$12,147	$12,842	$12,801
05/2017	$12,709	$13,023	$13,134
06/2017	$12,825	$13,104	$13,099
07/2017	$13,223	$13,373	$13,447
08/2017	$13,475	$13,414	$13,694
09/2017	$13,611	$13,691	$13,872
10/2017	$14,037	$14,011	$14,410
11/2017	$14,444	$14,440	$14,847
12/2017	$14,453	$14,601	$14,963
01/2018	$15,634	$15,437	$16,023
02/2018	$15,019	$14,868	$15,603
03/2018	$14,533	$14,490	$15,175
04/2018	$14,414	$14,546	$15,228
05/2018	$14,880	$14,896	$15,895
06/2018	$14,870	$14,988	$16,048
07/2018	$15,366	$15,545	$16,519
08/2018	$15,941	$16,052	$17,423
09/2018	$15,921	$16,143	$17,520
10/2018	$14,592	$15,040	$15,953
11/2018	$15,277	$15,346	$16,123
12/2018	$14,060	$13,961	$14,736
01/2019	$15,238	$15,079	$16,061
02/2019	$15,848	$15,564	$16,636
03/2019	$16,290	$15,866	$17,109
04/2019	$17,173	$16,508	$17,882
05/2019	$15,922	$15,459	$16,752
06/2019	$17,120	$16,549	$17,903
07/2019	$17,299	$16,787	$18,307
08/2019	$16,952	$16,521	$18,167
09/2019	$16,847	$16,830	$18,169
10/2019	$17,141	$17,195	$18,682
11/2019	$17,941	$17,819	$19,510
12/2019	$18,475	$18,356	$20,099
01/2020	$18,604	$18,349	$20,548
02/2020	$17,676	$16,839	$19,149
03/2020	$16,348	$14,759	$17,265
04/2020	$18,313	$16,651	$19,820
05/2020	$19,522	$17,444	$21,150
06/2020	$20,246	$17,791	$22,071
07/2020	$21,250	$18,794	$23,770
08/2020	$23,388	$20,145	$26,222
09/2020	$22,373	$19,380	$24,989
10/2020	$21,790	$18,864	$24,140
11/2020	$23,593	$20,929	$26,612
12/2020	$24,279	$21,734	$27,836
01/2021	$23,725	$21,514	$27,630
02/2021	$24,290	$22,108	$27,623
03/2021	$24,979	$23,076	$28,098
04/2021	$26,346	$24,307	$30,010
05/2021	$26,527	$24,477	$29,595
06/2021	$27,544	$25,049	$31,451
07/2021	$28,120	$25,644	$32,488
08/2021	$28,820	$26,423	$33,702
09/2021	$26,945	$25,194	$31,815
10/2021	$28,493	$26,960	$34,571
11/2021	$28,052	$26,773	$34,782
12/2021	$28,735	$27,973	$35,517
01/2022	$26,954	$26,525	$32,469
02/2022	$25,730	$25,731	$31,090
03/2022	$26,478	$26,686	$32,306
04/2022	$22,701	$24,359	$28,405
05/2022	$22,143	$24,404	$27,744
06/2022	$20,432	$22,389	$25,547
07/2022	$22,665	$24,454	$28,613
08/2022	$21,584	$23,457	$27,280
09/2022	$19,541	$21,296	$24,628
10/2022	$20,729	$23,020	$26,067
11/2022	$22,238	$24,307	$27,255
12/2022	$20,749	$22,907	$25,169
01/2023	$23,627	$24,346	$27,266
02/2023	$23,136	$23,752	$26,943
03/2023	$25,172	$24,624	$28,784
04/2023	$25,340	$25,008	$29,068
05/2023	$26,870	$25,117	$30,393
06/2023	$28,569	$26,776	$32,472
07/2023	$29,903	$27,637	$33,566
08/2023	$29,426	$27,197	$33,264
09/2023	$27,488	$25,900	$31,455
10/2023	$26,730	$25,355	$31,007
11/2023	$29,875	$27,671	$34,387
12/2023	$31,337	$28,928	$35,910
01/2024	$32,177	$29,414	$36,806
02/2024	$34,501	$30,985	$39,317
03/2024	$35,191	$31,982	$40,009
04/2024	$33,197	$30,675	$38,312
05/2024	$34,591	$32,196	$40,606
06/2024	$36,630	$33,352	$43,344
07/2024	$36,375	$33,758	$42,606
08/2024	$36,990	$34,577	$43,494
09/2024	$38,429	$35,315	$44,726
10/2024	$38,444	$34,995	$44,578
11/2024	$41,728	$37,049	$47,469
12/2024	$42,008	$36,166	$47,888
01/2025	$43,713	$37,173	$48,836
02/2025	$41,593	$36,688	$47,081
03/2025	$38,056	$34,621	$43,115
04/2025	$38,534	$34,386	$43,879
05/2025	$42,342	$36,550	$47,761
06/2025	$45,099	$38,409	$50,806
07/2025	$45,896	$39,271	$52,724
08/2025	$46,263	$40,067	$53,314
09/2025	$48,064	$41,530	$56,146

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Class A at NAV	25.07%	16.52%	17.69%	10.22%
Class A with 5.75% MSCFootnote Reference1	17.89%	15.16%	17.00%	10.03%
S&P 500® Index	17.60%	16.47%	15.30%	-%
Russell 1000® Growth Index	25.53%	17.58%	18.83%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$18,423,639,657
# of Portfolio Holdings (including overnight repurchase agreements)	39
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$78,957,091

What did the Fund invest in? (% of Net Assets)

Industry Summary

Software
17.1%
Interactive Media & Services
14.3%
Semiconductors & Semiconductor Equipment
11.9%
Entertainment
9.0%
Automobiles
8.1%
Financial Services
5.9%
Broadline Retail
5.0%
Aerospace & Defense
4.6%
Biotechnology
4.0%
Pharmaceuticals
3.2%
IT Services
3.1%
Other investments less than 3% of net assets*
13.8%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
IT Services	3.1%
Pharmaceuticals	3.2%
Biotechnology	4.0%
Aerospace & Defense	4.6%
Broadline Retail	5.0%
Financial Services	5.9%
Automobiles	8.1%
Entertainment	9.0%
Semiconductors & Semiconductor Equipment	11.9%
Interactive Media & Services	14.3%
Software	17.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	10.8%
Tesla, Inc.	8.1%
Meta Platforms, Inc., Class A	7.6%
Oracle Corp.	7.0%
Netflix, Inc.	6.5%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class A	4.9%
Microsoft Corp.	4.7%
Boeing Co.	4.6%
Visa, Inc., Class A	4.5%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LGRRX

Loomis Sayles Growth Fund

Annual Shareholder Report

September 30, 2025

TG99A-0925

Class C

LGRCX

Loomis Sayles Growth Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$185	1.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 40 holdings.

Top Contributors to Performance

• The Fund's positions in Nvidia, Tesla, and Netflix contributed the most to performance.

• Stock selection in the information technology, consumer discretionary, consumer staples, communication services, and industrials sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Regeneron Pharmaceuticals, Novo Nordisk, and Thermo Fisher Scientific detracted the most from performance.

• Stock selection in the healthcare and financials sectors as well as our allocations in the information technology, healthcare, industrials, and financials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we added to our existing positions in Boeing, Deere, Novo Nordisk, Regeneron, Thermo Fisher, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Netflix, Oracle, Qualcomm, Tesla, and Yum China to finance purchases and manage position size.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	S&P 500® Index	Russell 1000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,991	$10,844	$10,861
11/2015	$11,100	$10,876	$10,892
12/2015	$10,948	$10,704	$10,732
01/2016	$10,327	$10,173	$10,133
02/2016	$10,185	$10,159	$10,128
03/2016	$10,871	$10,849	$10,811
04/2016	$10,969	$10,891	$10,713
05/2016	$11,264	$11,086	$10,921
06/2016	$11,176	$11,115	$10,878
07/2016	$11,830	$11,525	$11,391
08/2016	$11,950	$11,541	$11,335
09/2016	$12,048	$11,543	$11,376
10/2016	$11,678	$11,332	$11,109
11/2016	$11,481	$11,752	$11,351
12/2016	$11,468	$11,984	$11,491
01/2017	$11,799	$12,212	$11,878
02/2017	$12,217	$12,697	$12,372
03/2017	$12,415	$12,711	$12,515
04/2017	$12,734	$12,842	$12,801
05/2017	$13,306	$13,023	$13,134
06/2017	$13,427	$13,104	$13,099
07/2017	$13,835	$13,373	$13,447
08/2017	$14,088	$13,414	$13,694
09/2017	$14,220	$13,691	$13,872
10/2017	$14,660	$14,011	$14,410
11/2017	$15,067	$14,440	$14,847
12/2017	$15,069	$14,601	$14,963
01/2018	$16,283	$15,437	$16,023
02/2018	$15,642	$14,868	$15,603
03/2018	$15,125	$14,490	$15,175
04/2018	$14,990	$14,546	$15,228
05/2018	$15,474	$14,896	$15,895
06/2018	$15,451	$14,988	$16,048
07/2018	$15,957	$15,545	$16,519
08/2018	$16,542	$16,052	$17,423
09/2018	$16,508	$16,143	$17,520
10/2018	$15,125	$15,040	$15,953
11/2018	$15,822	$15,346	$16,123
12/2018	$14,549	$13,961	$14,736
01/2019	$15,767	$15,079	$16,061
02/2019	$16,388	$15,564	$16,636
03/2019	$16,829	$15,866	$17,109
04/2019	$17,724	$16,508	$17,882
05/2019	$16,423	$15,459	$16,752
06/2019	$17,653	$16,549	$17,903
07/2019	$17,832	$16,787	$18,307
08/2019	$17,462	$16,521	$18,167
09/2019	$17,342	$16,830	$18,169
10/2019	$17,629	$17,195	$18,682
11/2019	$18,440	$17,819	$19,510
12/2019	$18,981	$18,356	$20,099
01/2020	$19,104	$18,349	$20,548
02/2020	$18,136	$16,839	$19,149
03/2020	$16,765	$14,759	$17,265
04/2020	$18,761	$16,651	$19,820
05/2020	$19,985	$17,444	$21,150
06/2020	$20,720	$17,791	$22,071
07/2020	$21,737	$18,794	$23,770
08/2020	$23,904	$20,145	$26,222
09/2020	$22,851	$19,380	$24,989
10/2020	$22,239	$18,864	$24,140
11/2020	$24,076	$20,929	$26,612
12/2020	$24,755	$21,734	$27,836
01/2021	$24,175	$21,514	$27,630
02/2021	$24,729	$22,108	$27,623
03/2021	$25,425	$23,076	$28,098
04/2021	$26,790	$24,307	$30,010
05/2021	$26,957	$24,477	$29,595
06/2021	$27,975	$25,049	$31,451
07/2021	$28,541	$25,644	$32,488
08/2021	$29,237	$26,423	$33,702
09/2021	$27,318	$25,194	$31,815
10/2021	$28,863	$26,960	$34,571
11/2021	$28,400	$26,773	$34,782
12/2021	$29,075	$27,973	$35,517
01/2022	$27,262	$26,525	$32,469
02/2022	$25,995	$25,731	$31,090
03/2022	$26,745	$26,686	$32,306
04/2022	$22,914	$24,359	$28,405
05/2022	$22,328	$24,404	$27,744
06/2022	$20,610	$22,389	$25,547
07/2022	$22,846	$24,454	$28,613
08/2022	$21,728	$23,457	$27,280
09/2022	$19,656	$21,296	$24,628
10/2022	$20,842	$23,020	$26,067
11/2022	$22,342	$24,307	$27,255
12/2022	$20,840	$22,907	$25,169
01/2023	$23,718	$24,346	$27,266
02/2023	$23,205	$23,752	$26,943
03/2023	$25,239	$24,624	$28,784
04/2023	$25,388	$25,008	$29,068
05/2023	$26,893	$25,117	$30,393
06/2023	$28,580	$26,776	$32,472
07/2023	$29,903	$27,637	$33,566
08/2023	$29,407	$27,197	$33,264
09/2023	$27,456	$25,900	$31,455
10/2023	$26,684	$25,355	$31,007
11/2023	$29,824	$27,671	$34,387
12/2023	$31,284	$28,928	$35,910
01/2024	$32,122	$29,414	$36,806
02/2024	$34,442	$30,985	$39,317
03/2024	$35,131	$31,982	$40,009
04/2024	$33,140	$30,675	$38,312
05/2024	$34,532	$32,196	$40,606
06/2024	$36,568	$33,352	$43,344
07/2024	$36,313	$33,758	$42,606
08/2024	$36,927	$34,577	$43,494
09/2024	$38,364	$35,315	$44,726
10/2024	$38,379	$34,995	$44,578
11/2024	$41,657	$37,049	$47,469
12/2024	$41,936	$36,166	$47,888
01/2025	$43,638	$37,173	$48,836
02/2025	$41,522	$36,688	$47,081
03/2025	$37,991	$34,621	$43,115
04/2025	$38,468	$34,386	$43,879
05/2025	$42,270	$36,550	$47,761
06/2025	$45,022	$38,409	$50,806
07/2025	$45,818	$39,271	$52,724
08/2025	$46,184	$40,067	$53,314
09/2025	$47,982	$41,530	$56,146

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/15/03
Class C at NAV	24.16%	15.65%	16.98%	10.07%
Class C with 1.00% CDSCFootnote Reference1	23.16%	15.65%	16.98%	10.07%
S&P 500® Index	17.60%	16.47%	15.30%	-%
Russell 1000® Growth Index	25.53%	17.58%	18.83%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$18,423,639,657
# of Portfolio Holdings (including overnight repurchase agreements)	39
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$78,957,091

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
IT Services	3.1%
Pharmaceuticals	3.2%
Biotechnology	4.0%
Aerospace & Defense	4.6%
Broadline Retail	5.0%
Financial Services	5.9%
Automobiles	8.1%
Entertainment	9.0%
Semiconductors & Semiconductor Equipment	11.9%
Interactive Media & Services	14.3%
Software	17.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	10.8%
Tesla, Inc.	8.1%
Meta Platforms, Inc., Class A	7.6%
Oracle Corp.	7.0%
Netflix, Inc.	6.5%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class A	4.9%
Microsoft Corp.	4.7%
Boeing Co.	4.6%
Visa, Inc., Class A	4.5%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LGRCX

Loomis Sayles Growth Fund

Annual Shareholder Report

September 30, 2025

TG99C-0925

Class N

LGRNX

Loomis Sayles Growth Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$63	0.56%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 40 holdings.

Top Contributors to Performance

• The Fund's positions in Nvidia, Tesla, and Netflix contributed the most to performance.

• Stock selection in the information technology, consumer discretionary, consumer staples, communication services, and industrials sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Regeneron Pharmaceuticals, Novo Nordisk, and Thermo Fisher Scientific detracted the most from performance.

• Stock selection in the healthcare and financials sectors as well as our allocations in the information technology, healthcare, industrials, and financials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we added to our existing positions in Boeing, Deere, Novo Nordisk, Regeneron, Thermo Fisher, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Netflix, Oracle, Qualcomm, Tesla, and Yum China to finance purchases and manage position size.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	Russell 1000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,998	$10,844	$10,861
11/2015	$11,122	$10,876	$10,892
12/2015	$10,970	$10,704	$10,732
01/2016	$10,368	$10,173	$10,133
02/2016	$10,234	$10,159	$10,128
03/2016	$10,922	$10,849	$10,811
04/2016	$11,037	$10,891	$10,713
05/2016	$11,353	$11,086	$10,921
06/2016	$11,267	$11,115	$10,878
07/2016	$11,946	$11,525	$11,391
08/2016	$12,070	$11,541	$11,335
09/2016	$12,175	$11,543	$11,376
10/2016	$11,812	$11,332	$11,109
11/2016	$11,630	$11,752	$11,351
12/2016	$11,633	$11,984	$11,491
01/2017	$11,973	$12,212	$11,878
02/2017	$12,410	$12,697	$12,372
03/2017	$12,623	$12,711	$12,515
04/2017	$12,953	$12,842	$12,801
05/2017	$13,555	$13,023	$13,134
06/2017	$13,691	$13,104	$13,099
07/2017	$14,119	$13,373	$13,447
08/2017	$14,390	$13,414	$13,694
09/2017	$14,536	$13,691	$13,872
10/2017	$14,992	$14,011	$14,410
11/2017	$15,429	$14,440	$14,847
12/2017	$15,443	$14,601	$14,963
01/2018	$16,707	$15,437	$16,023
02/2018	$16,060	$14,868	$15,603
03/2018	$15,543	$14,490	$15,175
04/2018	$15,423	$14,546	$15,228
05/2018	$15,921	$14,896	$15,895
06/2018	$15,921	$14,988	$16,048
07/2018	$16,448	$15,545	$16,519
08/2018	$17,075	$16,052	$17,423
09/2018	$17,065	$16,143	$17,520
10/2018	$15,642	$15,040	$15,953
11/2018	$16,379	$15,346	$16,123
12/2018	$15,074	$13,961	$14,736
01/2019	$16,351	$15,079	$16,061
02/2019	$17,005	$15,564	$16,636
03/2019	$17,480	$15,866	$17,109
04/2019	$18,440	$16,508	$17,882
05/2019	$17,089	$15,459	$16,752
06/2019	$18,387	$16,549	$17,903
07/2019	$18,587	$16,787	$18,307
08/2019	$18,218	$16,521	$18,167
09/2019	$18,113	$16,830	$18,169
10/2019	$18,429	$17,195	$18,682
11/2019	$19,294	$17,819	$19,510
12/2019	$19,875	$18,356	$20,099
01/2020	$20,027	$18,349	$20,548
02/2020	$19,030	$16,839	$19,149
03/2020	$17,609	$14,759	$17,265
04/2020	$19,724	$16,651	$19,820
05/2020	$21,036	$17,444	$21,150
06/2020	$21,816	$17,791	$22,071
07/2020	$22,911	$18,794	$23,770
08/2020	$25,221	$20,145	$26,222
09/2020	$24,137	$19,380	$24,989
10/2020	$23,508	$18,864	$24,140
11/2020	$25,470	$20,929	$26,612
12/2020	$26,211	$21,734	$27,836
01/2021	$25,622	$21,514	$27,630
02/2021	$26,234	$22,108	$27,623
03/2021	$26,982	$23,076	$28,098
04/2021	$28,467	$24,307	$30,010
05/2021	$28,670	$24,477	$29,595
06/2021	$29,781	$25,049	$31,451
07/2021	$30,416	$25,644	$32,488
08/2021	$31,175	$26,423	$33,702
09/2021	$29,158	$25,194	$31,815
10/2021	$30,846	$26,960	$34,571
11/2021	$30,370	$26,773	$34,782
12/2021	$31,112	$27,973	$35,517
01/2022	$29,201	$26,525	$32,469
02/2022	$27,872	$25,731	$31,090
03/2022	$28,702	$26,686	$32,306
04/2022	$24,607	$24,359	$28,405
05/2022	$24,014	$24,404	$27,744
06/2022	$22,174	$22,389	$25,547
07/2022	$24,595	$24,454	$28,613
08/2022	$23,432	$23,457	$27,280
09/2022	$21,212	$21,296	$24,628
10/2022	$22,506	$23,020	$26,067
11/2022	$24,156	$24,307	$27,255
12/2022	$22,538	$22,907	$25,169
01/2023	$25,690	$24,346	$27,266
02/2023	$25,151	$23,752	$26,943
03/2023	$27,377	$24,624	$28,784
04/2023	$27,571	$25,008	$29,068
05/2023	$29,244	$25,117	$30,393
06/2023	$31,097	$26,776	$32,472
07/2023	$32,549	$27,637	$33,566
08/2023	$32,051	$27,197	$33,264
09/2023	$29,949	$25,900	$31,455
10/2023	$29,120	$25,355	$31,007
11/2023	$32,562	$27,671	$34,387
12/2023	$34,169	$28,928	$35,910
01/2024	$35,093	$29,414	$36,806
02/2024	$37,631	$30,985	$39,317
03/2024	$38,394	$31,982	$40,009
04/2024	$36,238	$30,675	$38,312
05/2024	$37,763	$32,196	$40,606
06/2024	$40,008	$33,352	$43,344
07/2024	$39,744	$33,758	$42,606
08/2024	$40,419	$34,577	$43,494
09/2024	$42,003	$35,315	$44,726
10/2024	$42,033	$34,995	$44,578
11/2024	$45,642	$37,049	$47,469
12/2024	$45,945	$36,166	$47,888
01/2025	$47,819	$37,173	$48,836
02/2025	$45,542	$36,688	$47,081
03/2025	$41,669	$34,621	$43,115
04/2025	$42,196	$34,386	$43,879
05/2025	$46,378	$36,550	$47,761
06/2025	$49,414	$38,409	$50,806
07/2025	$50,297	$39,271	$52,724
08/2025	$50,716	$40,067	$53,314
09/2025	$52,714	$41,530	$56,146

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	25.50%	16.91%	18.08%	17.09%
S&P 500® Index	17.60%	16.47%	15.30%	-%
Russell 1000® Growth Index	25.53%	17.58%	18.83%	-%

Key Fund Statistics

Total Net Assets	$18,423,639,657
# of Portfolio Holdings (including overnight repurchase agreements)	39
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$78,957,091

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
IT Services	3.1%
Pharmaceuticals	3.2%
Biotechnology	4.0%
Aerospace & Defense	4.6%
Broadline Retail	5.0%
Financial Services	5.9%
Automobiles	8.1%
Entertainment	9.0%
Semiconductors & Semiconductor Equipment	11.9%
Interactive Media & Services	14.3%
Software	17.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	10.8%
Tesla, Inc.	8.1%
Meta Platforms, Inc., Class A	7.6%
Oracle Corp.	7.0%
Netflix, Inc.	6.5%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class A	4.9%
Microsoft Corp.	4.7%
Boeing Co.	4.6%
Visa, Inc., Class A	4.5%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LGRNX

Loomis Sayles Growth Fund

Annual Shareholder Report

September 30, 2025

TG99N-0925

Class Y

LSGRX

Loomis Sayles Growth Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$73	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 40 holdings.

Top Contributors to Performance

• The Fund's positions in Nvidia, Tesla, and Netflix contributed the most to performance.

• Stock selection in the information technology, consumer discretionary, consumer staples, communication services, and industrials sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Regeneron Pharmaceuticals, Novo Nordisk, and Thermo Fisher Scientific detracted the most from performance.

• Stock selection in the healthcare and financials sectors as well as our allocations in the information technology, healthcare, industrials, and financials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we added to our existing positions in Boeing, Deere, Novo Nordisk, Regeneron, Thermo Fisher, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Netflix, Oracle, Qualcomm, Tesla, and Yum China to finance purchases and manage position size.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	S&P 500® Index	Russell 1000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,997	$10,844	$10,861
11/2015	$11,111	$10,876	$10,892
12/2015	$10,971	$10,704	$10,732
01/2016	$10,360	$10,173	$10,133
02/2016	$10,226	$10,159	$10,128
03/2016	$10,914	$10,849	$10,811
04/2016	$11,028	$10,891	$10,713
05/2016	$11,334	$11,086	$10,921
06/2016	$11,248	$11,115	$10,878
07/2016	$11,926	$11,525	$11,391
08/2016	$12,050	$11,541	$11,335
09/2016	$12,155	$11,543	$11,376
10/2016	$11,792	$11,332	$11,109
11/2016	$11,611	$11,752	$11,351
12/2016	$11,615	$11,984	$11,491
01/2017	$11,954	$12,212	$11,878
02/2017	$12,390	$12,697	$12,372
03/2017	$12,593	$12,711	$12,515
04/2017	$12,932	$12,842	$12,801
05/2017	$13,523	$13,023	$13,134
06/2017	$13,659	$13,104	$13,099
07/2017	$14,085	$13,373	$13,447
08/2017	$14,357	$13,414	$13,694
09/2017	$14,502	$13,691	$13,872
10/2017	$14,957	$14,011	$14,410
11/2017	$15,393	$14,440	$14,847
12/2017	$15,406	$14,601	$14,963
01/2018	$16,665	$15,437	$16,023
02/2018	$16,011	$14,868	$15,603
03/2018	$15,495	$14,490	$15,175
04/2018	$15,376	$14,546	$15,228
05/2018	$15,882	$14,896	$15,895
06/2018	$15,872	$14,988	$16,048
07/2018	$16,398	$15,545	$16,519
08/2018	$17,023	$16,052	$17,423
09/2018	$17,003	$16,143	$17,520
10/2018	$15,594	$15,040	$15,953
11/2018	$16,318	$15,346	$16,123
12/2018	$15,023	$13,961	$14,736
01/2019	$16,294	$15,079	$16,061
02/2019	$16,946	$15,564	$16,636
03/2019	$17,419	$15,866	$17,109
04/2019	$18,364	$16,508	$17,882
05/2019	$17,030	$15,459	$16,752
06/2019	$18,322	$16,549	$17,903
07/2019	$18,522	$16,787	$18,307
08/2019	$18,154	$16,521	$18,167
09/2019	$18,038	$16,830	$18,169
10/2019	$18,354	$17,195	$18,682
11/2019	$19,215	$17,819	$19,510
12/2019	$19,788	$18,356	$20,099
01/2020	$19,939	$18,349	$20,548
02/2020	$18,947	$16,839	$19,149
03/2020	$17,533	$14,759	$17,265
04/2020	$19,637	$16,651	$19,820
05/2020	$20,932	$17,444	$21,150
06/2020	$21,719	$17,791	$22,071
07/2020	$22,798	$18,794	$23,770
08/2020	$25,097	$20,145	$26,222
09/2020	$24,018	$19,380	$24,989
10/2020	$23,392	$18,864	$24,140
11/2020	$25,334	$20,929	$26,612
12/2020	$26,075	$21,734	$27,836
01/2021	$25,489	$21,514	$27,630
02/2021	$26,098	$22,108	$27,623
03/2021	$26,842	$23,076	$28,098
04/2021	$28,318	$24,307	$30,010
05/2021	$28,509	$24,477	$29,595
06/2021	$29,625	$25,049	$31,451
07/2021	$30,245	$25,644	$32,488
08/2021	$31,000	$26,423	$33,702
09/2021	$28,994	$25,194	$31,815
10/2021	$30,662	$26,960	$34,571
11/2021	$30,200	$26,773	$34,782
12/2021	$30,938	$27,973	$35,517
01/2022	$29,026	$26,525	$32,469
02/2022	$27,704	$25,731	$31,090
03/2022	$28,530	$26,686	$32,306
04/2022	$24,458	$24,359	$28,405
05/2022	$23,856	$24,404	$27,744
06/2022	$22,026	$22,389	$25,547
07/2022	$24,446	$24,454	$28,613
08/2022	$23,277	$23,457	$27,280
09/2022	$21,082	$21,296	$24,628
10/2022	$22,356	$23,020	$26,067
11/2022	$23,997	$24,307	$27,255
12/2022	$22,388	$22,907	$25,169
01/2023	$25,510	$24,346	$27,266
02/2023	$24,987	$23,752	$26,943
03/2023	$27,187	$24,624	$28,784
04/2023	$27,380	$25,008	$29,068
05/2023	$29,030	$25,117	$30,393
06/2023	$30,859	$26,776	$32,472
07/2023	$32,317	$27,637	$33,566
08/2023	$31,808	$27,197	$33,264
09/2023	$29,718	$25,900	$31,455
10/2023	$28,906	$25,355	$31,007
11/2023	$32,317	$27,671	$34,387
12/2023	$33,900	$28,928	$35,910
01/2024	$34,820	$29,414	$36,806
02/2024	$37,330	$30,985	$39,317
03/2024	$38,103	$31,982	$40,009
04/2024	$35,943	$30,675	$38,312
05/2024	$37,461	$32,196	$40,606
06/2024	$39,679	$33,352	$43,344
07/2024	$39,416	$33,758	$42,606
08/2024	$40,088	$34,577	$43,494
09/2024	$41,649	$35,315	$44,726
10/2024	$41,678	$34,995	$44,578
11/2024	$45,254	$37,049	$47,469
12/2024	$45,555	$36,166	$47,888
01/2025	$47,404	$37,173	$48,836
02/2025	$45,139	$36,688	$47,081
03/2025	$41,301	$34,621	$43,115
04/2025	$41,810	$34,386	$43,879
05/2025	$45,956	$36,550	$47,761
06/2025	$48,976	$38,409	$50,806
07/2025	$49,839	$39,271	$52,724
08/2025	$50,255	$40,067	$53,314
09/2025	$52,228	$41,530	$56,146

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Class Y	25.40%	16.81%	17.98%	10.47%
S&P 500® Index	17.60%	16.47%	15.30%	-%
Russell 1000® Growth Index	25.53%	17.58%	18.83%	-%

Key Fund Statistics

Total Net Assets	$18,423,639,657
# of Portfolio Holdings (including overnight repurchase agreements)	39
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$78,957,091

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
IT Services	3.1%
Pharmaceuticals	3.2%
Biotechnology	4.0%
Aerospace & Defense	4.6%
Broadline Retail	5.0%
Financial Services	5.9%
Automobiles	8.1%
Entertainment	9.0%
Semiconductors & Semiconductor Equipment	11.9%
Interactive Media & Services	14.3%
Software	17.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	10.8%
Tesla, Inc.	8.1%
Meta Platforms, Inc., Class A	7.6%
Oracle Corp.	7.0%
Netflix, Inc.	6.5%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class A	4.9%
Microsoft Corp.	4.7%
Boeing Co.	4.6%
Visa, Inc., Class A	4.5%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSGRX

Loomis Sayles Growth Fund

Annual Shareholder Report

September 30, 2025

TG99Y-0925

Class A

NEFLX

Loomis Sayles Limited Term Government and Agency Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$71	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Allocation effect was the main driver of outperformance.

• The overweight allocations to securitized agency and credit were positive for the period, particularly agency backed mortgage exposure.

• Non-government exposure (asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also contributed to performance during the period, with CMBS exposure being the dominant driver of performance as compared to ABS.

Top Detractors from Performance

• US Treasury notes detracted from performance during the period.

• Despite positive contribution from securitized credit, security selection within the sector was slightly negative.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
09/2015	$9,772	$10,000	$10,000
10/2015	$9,750	$10,002	$9,979
11/2015	$9,727	$9,975	$9,950
12/2015	$9,708	$9,943	$9,935
01/2016	$9,779	$10,080	$10,041
02/2016	$9,790	$10,151	$10,065
03/2016	$9,801	$10,244	$10,088
04/2016	$9,804	$10,284	$10,088
05/2016	$9,798	$10,286	$10,073
06/2016	$9,871	$10,471	$10,169
07/2016	$9,865	$10,537	$10,165
08/2016	$9,851	$10,525	$10,134
09/2016	$9,863	$10,519	$10,152
10/2016	$9,849	$10,439	$10,131
11/2016	$9,775	$10,192	$10,035
12/2016	$9,776	$10,206	$10,036
01/2017	$9,787	$10,226	$10,055
02/2017	$9,799	$10,295	$10,070
03/2017	$9,804	$10,290	$10,075
04/2017	$9,826	$10,369	$10,108
05/2017	$9,848	$10,449	$10,132
06/2017	$9,844	$10,438	$10,117
07/2017	$9,858	$10,483	$10,144
08/2017	$9,889	$10,577	$10,180
09/2017	$9,859	$10,527	$10,146
10/2017	$9,864	$10,533	$10,136
11/2017	$9,852	$10,519	$10,106
12/2017	$9,857	$10,568	$10,105
01/2018	$9,810	$10,446	$10,047
02/2018	$9,798	$10,347	$10,034
03/2018	$9,821	$10,413	$10,066
04/2018	$9,801	$10,336	$10,030
05/2018	$9,842	$10,410	$10,079
06/2018	$9,840	$10,397	$10,078
07/2018	$9,829	$10,399	$10,069
08/2018	$9,871	$10,466	$10,112
09/2018	$9,843	$10,399	$10,084
10/2018	$9,850	$10,317	$10,097
11/2018	$9,885	$10,378	$10,146
12/2018	$9,969	$10,569	$10,259
01/2019	$9,996	$10,681	$10,293
02/2019	$10,004	$10,675	$10,296
03/2019	$10,067	$10,880	$10,385
04/2019	$10,075	$10,883	$10,401
05/2019	$10,165	$11,076	$10,508
06/2019	$10,209	$11,215	$10,577
07/2019	$10,200	$11,240	$10,558
08/2019	$10,298	$11,531	$10,684
09/2019	$10,278	$11,470	$10,658
10/2019	$10,293	$11,504	$10,691
11/2019	$10,281	$11,498	$10,679
12/2019	$10,282	$11,490	$10,694
01/2020	$10,370	$11,711	$10,790
02/2020	$10,466	$11,922	$10,919
03/2020	$10,516	$11,852	$11,096
04/2020	$10,546	$12,063	$11,116
05/2020	$10,564	$12,119	$11,133
06/2020	$10,583	$12,195	$11,141
07/2020	$10,600	$12,377	$11,160
08/2020	$10,598	$12,277	$11,153
09/2020	$10,605	$12,271	$11,156
10/2020	$10,593	$12,216	$11,142
11/2020	$10,599	$12,336	$11,150
12/2020	$10,608	$12,353	$11,158
01/2021	$10,605	$12,264	$11,155
02/2021	$10,574	$12,087	$11,118
03/2021	$10,552	$11,936	$11,094
04/2021	$10,567	$12,030	$11,113
05/2021	$10,571	$12,070	$11,134
06/2021	$10,557	$12,155	$11,105
07/2021	$10,581	$12,290	$11,149
08/2021	$10,567	$12,267	$11,141
09/2021	$10,544	$12,161	$11,108
10/2021	$10,501	$12,157	$11,052
11/2021	$10,496	$12,193	$11,052
12/2021	$10,476	$12,162	$11,026
01/2022	$10,416	$11,900	$10,922
02/2022	$10,365	$11,767	$10,869
03/2022	$10,223	$11,441	$10,655
04/2022	$10,136	$11,006	$10,565
05/2022	$10,161	$11,077	$10,635
06/2022	$10,113	$10,904	$10,565
07/2022	$10,178	$11,170	$10,648
08/2022	$10,070	$10,854	$10,503
09/2022	$9,937	$10,385	$10,328
10/2022	$9,892	$10,251	$10,307
11/2022	$9,989	$10,628	$10,421
12/2022	$9,997	$10,580	$10,424
01/2023	$10,119	$10,905	$10,539
02/2023	$10,052	$10,623	$10,408
03/2023	$10,185	$10,893	$10,618
04/2023	$10,232	$10,959	$10,663
05/2023	$10,206	$10,840	$10,606
06/2023	$10,169	$10,801	$10,525
07/2023	$10,201	$10,794	$10,555
08/2023	$10,224	$10,725	$10,584
09/2023	$10,199	$10,452	$10,545
10/2023	$10,194	$10,287	$10,555
11/2023	$10,343	$10,753	$10,715
12/2023	$10,484	$11,165	$10,881
01/2024	$10,538	$11,134	$10,915
02/2024	$10,492	$10,977	$10,833
03/2024	$10,537	$11,078	$10,877
04/2024	$10,482	$10,798	$10,786
05/2024	$10,566	$10,981	$10,883
06/2024	$10,630	$11,085	$10,960
07/2024	$10,764	$11,344	$11,125
08/2024	$10,849	$11,507	$11,235
09/2024	$10,922	$11,661	$11,334
10/2024	$10,826	$11,372	$11,210
11/2024	$10,888	$11,493	$11,252
12/2024	$10,883	$11,304	$11,242
01/2025	$10,926	$11,364	$11,298
02/2025	$11,027	$11,614	$11,411
03/2025	$11,080	$11,619	$11,471
04/2025	$11,173	$11,664	$11,587
05/2025	$11,158	$11,581	$11,543
06/2025	$11,230	$11,759	$11,630
07/2025	$11,221	$11,728	$11,611
08/2025	$11,326	$11,868	$11,735
09/2025	$11,348	$11,998	$11,762

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class A at NAV	3.90%	1.36%	1.51%	4.02%
Class A with 2.25% MSCFootnote Reference1	1.57%	0.89%	1.27%	3.95%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. 1-5 Year Government Bond Index	3.78%	1.06%	1.64%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$682,389,259
# of Portfolio Holdings (including overnight repurchase agreements)	263
Portfolio Turnover Rate	269%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,762,766

What did the Fund invest in? (% of Net Assets)

Industry Summary

Treasuries
52.1%
Agency Commercial Mortgage-Backed Securities
27.4%
Collateralized Mortgage Obligations
7.0%
Non-Agency Commercial Mortgage-Backed Securities
3.4%
Short-Term Investments
6.0%
Other investments less than 3% of net assets*
4.1%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.1%
Short-Term Investments	6.0%
Non-Agency Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	7.0%
Agency Commercial Mortgage-Backed Securities	27.4%
Treasuries	52.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.7
US Treasury	51.5
Not ratedFootnote Reference^	3.5
B	0.1
A	0.6
AA	34.8
AAA	3.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFLX

Loomis Sayles Limited Term Government and Agency Fund

Annual Shareholder Report

September 30, 2025

TLT99A-0925

Class C

NECLX

Loomis Sayles Limited Term Government and Agency Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$147	1.45%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Allocation effect was the main driver of outperformance.

• The overweight allocations to securitized agency and credit were positive for the period, particularly agency backed mortgage exposure.

• Non-government exposure (asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also contributed to performance during the period, with CMBS exposure being the dominant driver of performance as compared to ABS.

Top Detractors from Performance

• US Treasury notes detracted from performance during the period.

• Despite positive contribution from securitized credit, security selection within the sector was slightly negative.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$9,971	$10,002	$9,979
11/2015	$9,942	$9,975	$9,950
12/2015	$9,916	$9,943	$9,935
01/2016	$9,982	$10,080	$10,041
02/2016	$9,987	$10,151	$10,065
03/2016	$9,992	$10,244	$10,088
04/2016	$9,989	$10,284	$10,088
05/2016	$9,977	$10,286	$10,073
06/2016	$10,045	$10,471	$10,169
07/2016	$10,033	$10,537	$10,165
08/2016	$10,012	$10,525	$10,134
09/2016	$10,018	$10,519	$10,152
10/2016	$9,997	$10,439	$10,131
11/2016	$9,917	$10,192	$10,035
12/2016	$9,902	$10,206	$10,036
01/2017	$9,916	$10,226	$10,055
02/2017	$9,923	$10,295	$10,070
03/2017	$9,922	$10,290	$10,075
04/2017	$9,937	$10,369	$10,108
05/2017	$9,953	$10,449	$10,132
06/2017	$9,943	$10,438	$10,117
07/2017	$9,951	$10,483	$10,144
08/2017	$9,976	$10,577	$10,180
09/2017	$9,940	$10,527	$10,146
10/2017	$9,938	$10,533	$10,136
11/2017	$9,919	$10,519	$10,106
12/2017	$9,919	$10,568	$10,105
01/2018	$9,865	$10,446	$10,047
02/2018	$9,847	$10,347	$10,034
03/2018	$9,864	$10,413	$10,066
04/2018	$9,838	$10,336	$10,030
05/2018	$9,873	$10,410	$10,079
06/2018	$9,864	$10,397	$10,078
07/2018	$9,847	$10,399	$10,069
08/2018	$9,883	$10,466	$10,112
09/2018	$9,849	$10,399	$10,084
10/2018	$9,850	$10,317	$10,097
11/2018	$9,879	$10,378	$10,146
12/2018	$9,948	$10,569	$10,259
01/2019	$9,977	$10,681	$10,293
02/2019	$9,979	$10,675	$10,296
03/2019	$10,035	$10,880	$10,385
04/2019	$10,038	$10,883	$10,401
05/2019	$10,121	$11,076	$10,508
06/2019	$10,159	$11,215	$10,577
07/2019	$10,142	$11,240	$10,558
08/2019	$10,233	$11,531	$10,684
09/2019	$10,207	$11,470	$10,658
10/2019	$10,216	$11,504	$10,691
11/2019	$10,198	$11,498	$10,679
12/2019	$10,192	$11,490	$10,694
01/2020	$10,273	$11,711	$10,790
02/2020	$10,362	$11,922	$10,919
03/2020	$10,405	$11,852	$11,096
04/2020	$10,428	$12,063	$11,116
05/2020	$10,440	$12,119	$11,133
06/2020	$10,453	$12,195	$11,141
07/2020	$10,462	$12,377	$11,160
08/2020	$10,454	$12,277	$11,153
09/2020	$10,446	$12,271	$11,156
10/2020	$10,428	$12,216	$11,142
11/2020	$10,428	$12,336	$11,150
12/2020	$10,431	$12,353	$11,158
01/2021	$10,431	$12,264	$11,155
02/2021	$10,386	$12,087	$11,118
03/2021	$10,359	$11,936	$11,094
04/2021	$10,368	$12,030	$11,113
05/2021	$10,368	$12,070	$11,134
06/2021	$10,350	$12,155	$11,105
07/2021	$10,368	$12,290	$11,149
08/2021	$10,341	$12,267	$11,141
09/2021	$10,305	$12,161	$11,108
10/2021	$10,260	$12,157	$11,052
11/2021	$10,251	$12,193	$11,052
12/2021	$10,228	$12,162	$11,026
01/2022	$10,157	$11,900	$10,922
02/2022	$10,111	$11,767	$10,869
03/2022	$9,958	$11,441	$10,655
04/2022	$9,867	$11,006	$10,565
05/2022	$9,885	$11,077	$10,635
06/2022	$9,833	$10,904	$10,565
07/2022	$9,890	$11,170	$10,648
08/2022	$9,787	$10,854	$10,503
09/2022	$9,643	$10,385	$10,328
10/2022	$9,592	$10,251	$10,307
11/2022	$9,681	$10,628	$10,421
12/2022	$9,683	$10,580	$10,424
01/2023	$9,803	$10,905	$10,539
02/2023	$9,723	$10,623	$10,408
03/2023	$9,846	$10,893	$10,618
04/2023	$9,895	$10,959	$10,663
05/2023	$9,863	$10,840	$10,606
06/2023	$9,821	$10,801	$10,525
07/2023	$9,836	$10,794	$10,555
08/2023	$9,853	$10,725	$10,584
09/2023	$9,822	$10,452	$10,545
10/2023	$9,817	$10,287	$10,555
11/2023	$9,961	$10,753	$10,715
12/2023	$10,096	$11,165	$10,881
01/2024	$10,148	$11,134	$10,915
02/2024	$10,104	$10,977	$10,833
03/2024	$10,147	$11,078	$10,877
04/2024	$10,094	$10,798	$10,786
05/2024	$10,175	$10,981	$10,883
06/2024	$10,237	$11,085	$10,960
07/2024	$10,366	$11,344	$11,125
08/2024	$10,447	$11,507	$11,235
09/2024	$10,518	$11,661	$11,334
10/2024	$10,425	$11,372	$11,210
11/2024	$10,485	$11,493	$11,252
12/2024	$10,480	$11,304	$11,242
01/2025	$10,522	$11,364	$11,298
02/2025	$10,619	$11,614	$11,411
03/2025	$10,670	$11,619	$11,471
04/2025	$10,760	$11,664	$11,587
05/2025	$10,745	$11,581	$11,543
06/2025	$10,815	$11,759	$11,630
07/2025	$10,806	$11,728	$11,611
08/2025	$10,907	$11,868	$11,735
09/2025	$10,928	$11,998	$11,762

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class C at NAV	3.12%	0.63%	0.89%	3.18%
Class C with 1.00% CDSCFootnote Reference1	2.12%	0.63%	0.89%	3.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. 1-5 Year Government Bond Index	3.78%	1.06%	1.64%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$682,389,259
# of Portfolio Holdings (including overnight repurchase agreements)	263
Portfolio Turnover Rate	269%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,762,766

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.1%
Short-Term Investments	6.0%
Non-Agency Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	7.0%
Agency Commercial Mortgage-Backed Securities	27.4%
Treasuries	52.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.7
US Treasury	51.5
Not ratedFootnote Reference^	3.5
B	0.1
A	0.6
AA	34.8
AAA	3.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NECLX

Loomis Sayles Limited Term Government and Agency Fund

Annual Shareholder Report

September 30, 2025

TLT99C-0925

Class N

LGANX

Loomis Sayles Limited Term Government and Agency Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$41	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Allocation effect was the main driver of outperformance.

• The overweight allocations to securitized agency and credit were positive for the period, particularly agency backed mortgage exposure.

• Non-government exposure (asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also contributed to performance during the period, with CMBS exposure being the dominant driver of performance as compared to ABS.

Top Detractors from Performance

• US Treasury notes detracted from performance during the period.

• Despite positive contribution from securitized credit, security selection within the sector was slightly negative.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
02/2017	$10,014	$10,080	$10,018
03/2017	$10,030	$10,074	$10,024
04/2017	$10,055	$10,152	$10,056
05/2017	$10,089	$10,230	$10,080
06/2017	$10,079	$10,220	$10,065
07/2017	$10,096	$10,264	$10,092
08/2017	$10,131	$10,356	$10,128
09/2017	$10,112	$10,307	$10,094
10/2017	$10,111	$10,313	$10,084
11/2017	$10,101	$10,300	$10,055
12/2017	$10,110	$10,347	$10,053
01/2018	$10,064	$10,228	$9,996
02/2018	$10,054	$10,131	$9,982
03/2018	$10,090	$10,196	$10,014
04/2018	$10,063	$10,120	$9,979
05/2018	$10,109	$10,192	$10,028
06/2018	$10,109	$10,180	$10,027
07/2018	$10,101	$10,182	$10,017
08/2018	$10,147	$10,247	$10,061
09/2018	$10,121	$10,181	$10,033
10/2018	$10,131	$10,101	$10,045
11/2018	$10,170	$10,161	$10,094
12/2018	$10,259	$10,348	$10,207
01/2019	$10,290	$10,458	$10,240
02/2019	$10,301	$10,452	$10,243
03/2019	$10,368	$10,653	$10,332
04/2019	$10,380	$10,655	$10,348
05/2019	$10,475	$10,844	$10,454
06/2019	$10,533	$10,981	$10,522
07/2019	$10,526	$11,005	$10,504
08/2019	$10,621	$11,290	$10,629
09/2019	$10,603	$11,230	$10,603
10/2019	$10,622	$11,264	$10,637
11/2019	$10,622	$11,258	$10,624
12/2019	$10,625	$11,250	$10,639
01/2020	$10,710	$11,466	$10,734
02/2020	$10,812	$11,673	$10,863
03/2020	$10,876	$11,604	$11,039
04/2020	$10,901	$11,810	$11,059
05/2020	$10,923	$11,865	$11,076
06/2020	$10,955	$11,940	$11,084
07/2020	$10,966	$12,119	$11,102
08/2020	$10,967	$12,021	$11,096
09/2020	$10,977	$12,014	$11,099
10/2020	$10,968	$11,960	$11,085
11/2020	$10,977	$12,078	$11,093
12/2020	$10,990	$12,094	$11,101
01/2021	$10,989	$12,008	$11,098
02/2021	$10,960	$11,834	$11,061
03/2021	$10,940	$11,687	$11,037
04/2021	$10,959	$11,779	$11,056
05/2021	$10,976	$11,817	$11,077
06/2021	$10,955	$11,900	$11,048
07/2021	$10,992	$12,033	$11,092
08/2021	$10,981	$12,011	$11,083
09/2021	$10,950	$11,907	$11,052
10/2021	$10,909	$11,903	$10,995
11/2021	$10,905	$11,939	$10,996
12/2021	$10,888	$11,908	$10,970
01/2022	$10,829	$11,651	$10,866
02/2022	$10,788	$11,521	$10,813
03/2022	$10,633	$11,201	$10,601
04/2022	$10,545	$10,776	$10,511
05/2022	$10,574	$10,846	$10,580
06/2022	$10,527	$10,676	$10,510
07/2022	$10,598	$10,936	$10,593
08/2022	$10,488	$10,627	$10,449
09/2022	$10,352	$10,168	$10,275
10/2022	$10,298	$10,037	$10,254
11/2022	$10,411	$10,406	$10,368
12/2022	$10,423	$10,359	$10,371
01/2023	$10,562	$10,677	$10,485
02/2023	$10,485	$10,401	$10,354
03/2023	$10,626	$10,666	$10,563
04/2023	$10,678	$10,730	$10,608
05/2023	$10,663	$10,613	$10,552
06/2023	$10,618	$10,576	$10,471
07/2023	$10,653	$10,568	$10,501
08/2023	$10,681	$10,501	$10,529
09/2023	$10,657	$10,234	$10,490
10/2023	$10,655	$10,072	$10,501
11/2023	$10,813	$10,528	$10,660
12/2023	$10,963	$10,931	$10,825
01/2024	$11,021	$10,901	$10,859
02/2024	$10,977	$10,747	$10,778
03/2024	$11,026	$10,847	$10,821
04/2024	$10,971	$10,573	$10,730
05/2024	$11,062	$10,752	$10,828
06/2024	$11,132	$10,854	$10,904
07/2024	$11,275	$11,107	$11,068
08/2024	$11,366	$11,267	$11,178
09/2024	$11,456	$11,418	$11,276
10/2024	$11,348	$11,135	$11,153
11/2024	$11,416	$11,252	$11,195
12/2024	$11,414	$11,068	$11,184
01/2025	$11,462	$11,127	$11,240
02/2025	$11,571	$11,372	$11,352
03/2025	$11,629	$11,376	$11,412
04/2025	$11,729	$11,421	$11,527
05/2025	$11,716	$11,339	$11,484
06/2025	$11,795	$11,513	$11,570
07/2025	$11,788	$11,483	$11,552
08/2025	$11,901	$11,620	$11,675
09/2025	$11,938	$11,747	$11,702

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/1/17
Class N	4.20%	1.69%	2.07%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.87%
Bloomberg U.S. 1-5 Year Government Bond Index	3.78%	1.06%	1.83%

Key Fund Statistics

Total Net Assets	$682,389,259
# of Portfolio Holdings (including overnight repurchase agreements)	263
Portfolio Turnover Rate	269%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,762,766

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.1%
Short-Term Investments	6.0%
Non-Agency Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	7.0%
Agency Commercial Mortgage-Backed Securities	27.4%
Treasuries	52.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.7
US Treasury	51.5
Not ratedFootnote Reference^	3.5
B	0.1
A	0.6
AA	34.8
AAA	3.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LGANX

Loomis Sayles Limited Term Government and Agency Fund

Annual Shareholder Report

September 30, 2025

TLT99N-0925

Class Y

NELYX

Loomis Sayles Limited Term Government and Agency Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$46	0.45%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Allocation effect was the main driver of outperformance.

• The overweight allocations to securitized agency and credit were positive for the period, particularly agency backed mortgage exposure.

• Non-government exposure (asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also contributed to performance during the period, with CMBS exposure being the dominant driver of performance as compared to ABS.

Top Detractors from Performance

• US Treasury notes detracted from performance during the period.

• Despite positive contribution from securitized credit, security selection within the sector was slightly negative.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$9,971	$10,002	$9,979
11/2015	$9,958	$9,975	$9,950
12/2015	$9,933	$9,943	$9,935
01/2016	$10,007	$10,080	$10,041
02/2016	$10,020	$10,151	$10,065
03/2016	$10,042	$10,244	$10,088
04/2016	$10,047	$10,284	$10,088
05/2016	$10,044	$10,286	$10,073
06/2016	$10,120	$10,471	$10,169
07/2016	$10,116	$10,537	$10,165
08/2016	$10,105	$10,525	$10,134
09/2016	$10,119	$10,519	$10,152
10/2016	$10,106	$10,439	$10,131
11/2016	$10,033	$10,192	$10,035
12/2016	$10,027	$10,206	$10,036
01/2017	$10,041	$10,226	$10,055
02/2017	$10,055	$10,295	$10,070
03/2017	$10,063	$10,290	$10,075
04/2017	$10,096	$10,369	$10,108
05/2017	$10,120	$10,449	$10,132
06/2017	$10,118	$10,438	$10,117
07/2017	$10,126	$10,483	$10,144
08/2017	$10,160	$10,577	$10,180
09/2017	$10,141	$10,527	$10,146
10/2017	$10,148	$10,533	$10,136
11/2017	$10,128	$10,519	$10,106
12/2017	$10,136	$10,568	$10,105
01/2018	$10,090	$10,446	$10,047
02/2018	$10,088	$10,347	$10,034
03/2018	$10,114	$10,413	$10,066
04/2018	$10,096	$10,336	$10,030
05/2018	$10,131	$10,410	$10,079
06/2018	$10,140	$10,397	$10,078
07/2018	$10,131	$10,399	$10,069
08/2018	$10,167	$10,466	$10,112
09/2018	$10,150	$10,399	$10,084
10/2018	$10,150	$10,317	$10,097
11/2018	$10,198	$10,378	$10,146
12/2018	$10,277	$10,569	$10,259
01/2019	$10,316	$10,681	$10,293
02/2019	$10,317	$10,675	$10,296
03/2019	$10,384	$10,880	$10,385
04/2019	$10,404	$10,883	$10,401
05/2019	$10,489	$11,076	$10,508
06/2019	$10,547	$11,215	$10,577
07/2019	$10,539	$11,240	$10,558
08/2019	$10,642	$11,531	$10,684
09/2019	$10,624	$11,470	$10,658
10/2019	$10,642	$11,504	$10,691
11/2019	$10,632	$11,498	$10,679
12/2019	$10,635	$11,490	$10,694
01/2020	$10,718	$11,711	$10,790
02/2020	$10,829	$11,922	$10,919
03/2020	$10,883	$11,852	$11,096
04/2020	$10,907	$12,063	$11,116
05/2020	$10,937	$12,119	$11,133
06/2020	$10,959	$12,195	$11,141
07/2020	$10,979	$12,377	$11,160
08/2020	$10,979	$12,277	$11,153
09/2020	$10,979	$12,271	$11,156
10/2020	$10,969	$12,216	$11,142
11/2020	$10,978	$12,336	$11,150
12/2020	$10,999	$12,353	$11,158
01/2021	$10,998	$12,264	$11,155
02/2021	$10,968	$12,087	$11,118
03/2021	$10,947	$11,936	$11,094
04/2021	$10,955	$12,030	$11,113
05/2021	$10,972	$12,070	$11,134
06/2021	$10,960	$12,155	$11,105
07/2021	$10,986	$12,290	$11,149
08/2021	$10,975	$12,267	$11,141
09/2021	$10,943	$12,161	$11,108
10/2021	$10,902	$12,157	$11,052
11/2021	$10,908	$12,193	$11,052
12/2021	$10,890	$12,162	$11,026
01/2022	$10,821	$11,900	$10,922
02/2022	$10,779	$11,767	$10,869
03/2022	$10,624	$11,441	$10,655
04/2022	$10,535	$11,006	$10,565
05/2022	$10,573	$11,077	$10,635
06/2022	$10,526	$10,904	$10,565
07/2022	$10,586	$11,170	$10,648
08/2022	$10,486	$10,854	$10,503
09/2022	$10,350	$10,385	$10,328
10/2022	$10,295	$10,251	$10,307
11/2022	$10,398	$10,628	$10,421
12/2022	$10,410	$10,580	$10,424
01/2023	$10,548	$10,905	$10,539
02/2023	$10,470	$10,623	$10,408
03/2023	$10,620	$10,893	$10,618
04/2023	$10,672	$10,959	$10,663
05/2023	$10,647	$10,840	$10,606
06/2023	$10,611	$10,801	$10,525
07/2023	$10,636	$10,794	$10,555
08/2023	$10,673	$10,725	$10,584
09/2023	$10,639	$10,452	$10,545
10/2023	$10,636	$10,287	$10,555
11/2023	$10,794	$10,753	$10,715
12/2023	$10,953	$11,165	$10,881
01/2024	$11,001	$11,134	$10,915
02/2024	$10,956	$10,977	$10,833
03/2024	$11,015	$11,078	$10,877
04/2024	$10,950	$10,798	$10,786
05/2024	$11,040	$10,981	$10,883
06/2024	$11,119	$11,085	$10,960
07/2024	$11,251	$11,344	$11,125
08/2024	$11,342	$11,507	$11,235
09/2024	$11,431	$11,661	$11,334
10/2024	$11,333	$11,372	$11,210
11/2024	$11,390	$11,493	$11,252
12/2024	$11,387	$11,304	$11,242
01/2025	$11,445	$11,364	$11,298
02/2025	$11,553	$11,614	$11,411
03/2025	$11,600	$11,619	$11,471
04/2025	$11,700	$11,664	$11,587
05/2025	$11,686	$11,581	$11,543
06/2025	$11,775	$11,759	$11,630
07/2025	$11,768	$11,728	$11,611
08/2025	$11,869	$11,868	$11,735
09/2025	$11,906	$11,998	$11,762

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class Y	4.15%	1.63%	1.76%	3.59%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. 1-5 Year Government Bond Index	3.78%	1.06%	1.64%	-%

Key Fund Statistics

Total Net Assets	$682,389,259
# of Portfolio Holdings (including overnight repurchase agreements)	263
Portfolio Turnover Rate	269%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,762,766

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.1%
Short-Term Investments	6.0%
Non-Agency Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	7.0%
Agency Commercial Mortgage-Backed Securities	27.4%
Treasuries	52.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.7
US Treasury	51.5
Not ratedFootnote Reference^	3.5
B	0.1
A	0.6
AA	34.8
AAA	3.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NELYX

Loomis Sayles Limited Term Government and Agency Fund

Annual Shareholder Report

September 30, 2025

TLT99Y-0925

Class N

LSSNX

Loomis Sayles Small Cap Growth Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$84	0.82%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within the healthcare and consumer discretionary sectors contributed positively to Fund performance.

• Our underweight to the communication services sector also positively impacted Fund performance.

• Kratos Defense & Security Solutions, Sterling Infrastructure and Verona Pharma were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by security selection within the information technology, energy and materials sectors.

• The Fund was also negatively impacted by an underweight allocation to the materials sector.

• PROCEPT BioRobotics, Grid Dynamics Holdings and ACV Auctions were the largest individual detractors from Fund performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Russell 3000® Index	Russell 2000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,395	$10,790	$10,567
11/2015	$10,822	$10,850	$10,954
12/2015	$10,347	$10,627	$10,432
01/2016	$9,436	$10,027	$9,302
02/2016	$9,170	$10,024	$9,236
03/2016	$9,858	$10,730	$9,943
04/2016	$9,906	$10,796	$10,043
05/2016	$10,129	$10,990	$10,313
06/2016	$10,138	$11,012	$10,266
07/2016	$10,598	$11,449	$10,937
08/2016	$10,656	$11,478	$11,053
09/2016	$10,705	$11,496	$11,212
10/2016	$10,143	$11,248	$10,516
11/2016	$10,986	$11,751	$11,456
12/2016	$10,952	$11,980	$11,613
01/2017	$11,242	$12,206	$11,801
02/2017	$11,659	$12,660	$12,091
03/2017	$11,847	$12,668	$12,234
04/2017	$12,167	$12,803	$12,459
05/2017	$12,123	$12,934	$12,346
06/2017	$12,516	$13,050	$12,771
07/2017	$12,622	$13,296	$12,879
08/2017	$12,714	$13,322	$12,864
09/2017	$13,315	$13,647	$13,565
10/2017	$13,726	$13,945	$13,775
11/2017	$14,021	$14,368	$14,170
12/2017	$13,912	$14,512	$14,187
01/2018	$14,647	$15,277	$14,740
02/2018	$14,440	$14,714	$14,320
03/2018	$14,582	$14,418	$14,513
04/2018	$14,680	$14,473	$14,527
05/2018	$15,878	$14,882	$15,442
06/2018	$15,971	$14,979	$15,563
07/2018	$16,216	$15,476	$15,830
08/2018	$17,556	$16,020	$16,816
09/2018	$17,300	$16,046	$16,422
10/2018	$15,535	$14,865	$14,344
11/2018	$15,927	$15,162	$14,569
12/2018	$13,996	$13,751	$12,866
01/2019	$15,376	$14,931	$14,352
02/2019	$16,288	$15,457	$15,279
03/2019	$16,118	$15,682	$15,072
04/2019	$16,683	$16,309	$15,531
05/2019	$15,857	$15,253	$14,379
06/2019	$17,024	$16,325	$15,486
07/2019	$17,243	$16,567	$15,638
08/2019	$16,775	$16,229	$14,963
09/2019	$16,130	$16,514	$14,840
10/2019	$16,519	$16,870	$15,262
11/2019	$17,352	$17,511	$16,161
12/2019	$17,726	$18,017	$16,531
01/2020	$17,911	$17,997	$16,349
02/2020	$16,662	$16,523	$15,169
03/2020	$13,455	$14,251	$12,272
04/2020	$15,412	$16,139	$14,100
05/2020	$16,953	$17,002	$15,432
06/2020	$17,541	$17,390	$16,025
07/2020	$18,718	$18,378	$16,576
08/2020	$19,597	$19,709	$17,548
09/2020	$19,049	$18,992	$17,172
10/2020	$19,373	$18,582	$17,303
11/2020	$21,878	$20,842	$20,354
12/2020	$23,800	$21,780	$22,256
01/2021	$24,170	$21,683	$23,329
02/2021	$25,320	$22,361	$24,099
03/2021	$24,500	$23,162	$23,341
04/2021	$25,663	$24,356	$23,850
05/2021	$24,984	$24,467	$23,169
06/2021	$25,508	$25,071	$24,256
07/2021	$25,892	$25,495	$23,372
08/2021	$25,851	$26,222	$23,797
09/2021	$24,890	$25,045	$22,885
10/2021	$26,692	$26,739	$23,956
11/2021	$25,495	$26,332	$22,786
12/2021	$26,224	$27,369	$22,887
01/2022	$22,763	$25,759	$19,820
02/2022	$22,827	$25,110	$19,906
03/2022	$22,755	$25,924	$19,997
04/2022	$20,487	$23,598	$17,544
05/2022	$19,818	$23,566	$17,212
06/2022	$18,672	$21,595	$16,147
07/2022	$20,649	$23,621	$17,955
08/2022	$20,076	$22,739	$17,786
09/2022	$18,744	$20,630	$16,186
10/2022	$20,350	$22,322	$17,722
11/2022	$21,181	$23,487	$18,011
12/2022	$20,235	$22,112	$16,855
01/2023	$21,822	$23,635	$18,531
02/2023	$21,706	$23,083	$18,330
03/2023	$21,133	$23,700	$17,878
04/2023	$21,091	$23,952	$17,670
05/2023	$20,426	$24,046	$17,674
06/2023	$22,105	$25,688	$19,139
07/2023	$22,504	$26,608	$20,034
08/2023	$22,171	$26,095	$18,991
09/2023	$20,950	$24,852	$17,738
10/2023	$19,504	$24,193	$16,370
11/2023	$20,900	$26,449	$17,861
12/2023	$22,676	$27,852	$19,999
01/2024	$22,149	$28,160	$19,358
02/2024	$23,874	$29,685	$20,930
03/2024	$24,214	$30,642	$21,516
04/2024	$22,888	$29,294	$19,859
05/2024	$24,265	$30,678	$20,923
06/2024	$24,129	$31,628	$20,888
07/2024	$25,387	$32,216	$22,598
08/2024	$25,565	$32,917	$22,347
09/2024	$25,684	$33,598	$22,644
10/2024	$24,928	$33,351	$22,344
11/2024	$28,115	$35,570	$25,084
12/2024	$26,106	$34,483	$23,030
01/2025	$27,065	$35,571	$23,758
02/2025	$25,322	$34,890	$22,150
03/2025	$23,289	$32,854	$20,470
04/2025	$23,025	$32,634	$20,339
05/2025	$24,363	$34,703	$21,645
06/2025	$25,481	$36,466	$22,920
07/2025	$25,569	$37,269	$23,310
08/2025	$26,775	$38,131	$24,689
09/2025	$26,933	$39,447	$25,714

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	4.86%	7.17%	10.42%	10.82%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Growth Index	13.56%	8.41%	9.91%	-%

Key Fund Statistics

Total Net Assets	$2,207,711,712
# of Portfolio Holdings (including overnight repurchase agreements)	96
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$16,657,438

What did the Fund invest in? (% of Net Assets)

Industry Summary

Aerospace & Defense
8.1%
Biotechnology
8.0%
Software
7.8%
Construction & Engineering
7.1%
Capital Markets
6.0%
Pharmaceuticals
5.6%
Health Care Equipment & Supplies
5.5%
Electronic Equipment, Instruments & Components
5.4%
Health Care Providers & Services
4.7%
Diversified Consumer Services
3.8%
Semiconductors & Semiconductor Equipment
3.7%
Machinery
3.5%
Hotels, Restaurants & Leisure
3.2%
Automobile Components
3.2%
Trading Companies & Distributors
3.0%
Other investments less than 3% of net assets*
21.4%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.4%
Trading Companies & Distributors	3.0%
Automobile Components	3.2%
Hotels, Restaurants & Leisure	3.2%
Machinery	3.5%
Semiconductors & Semiconductor Equipment	3.7%
Diversified Consumer Services	3.8%
Health Care Providers & Services	4.7%
Electronic Equipment, Instruments & Components	5.4%
Health Care Equipment & Supplies	5.5%
Pharmaceuticals	5.6%
Capital Markets	6.0%
Construction & Engineering	7.1%
Software	7.8%
Biotechnology	8.0%
Aerospace & Defense	8.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Construction Partners, Inc., Class A	2.0%
Sterling Infrastructure, Inc.	2.0%
Kratos Defense & Security Solutions, Inc.	1.9%
ESCO Technologies, Inc.	1.8%
Ligand Pharmaceuticals, Inc.	1.8%
Varonis Systems, Inc.	1.7%
MACOM Technology Solutions Holdings, Inc.	1.6%
RBC Bearings, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
PJT Partners, Inc., Class A	1.5%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSSNX

Loomis Sayles Small Cap Growth Fund

Annual Shareholder Report

September 30, 2025

M-LSTSCG99N-0925

Institutional Class

LSSIX

Loomis Sayles Small Cap Growth Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$95	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within the healthcare and consumer discretionary sectors contributed positively to Fund performance.

• Our underweight to the communication services sector also positively impacted Fund performance.

• Kratos Defense & Security Solutions, Sterling Infrastructure and Verona Pharma were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by security selection within the information technology, energy and materials sectors.

• The Fund was also negatively impacted by an underweight allocation to the materials sector.

• PROCEPT BioRobotics, Grid Dynamics Holdings and ACV Auctions were the largest individual detractors from Fund performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,396	$10,790	$10,567
11/2015	$10,819	$10,850	$10,954
12/2015	$10,348	$10,627	$10,432
01/2016	$9,430	$10,027	$9,302
02/2016	$9,163	$10,024	$9,236
03/2016	$9,848	$10,730	$9,943
04/2016	$9,901	$10,796	$10,043
05/2016	$10,124	$10,990	$10,313
06/2016	$10,129	$11,012	$10,266
07/2016	$10,590	$11,449	$10,937
08/2016	$10,644	$11,478	$11,053
09/2016	$10,692	$11,496	$11,212
10/2016	$10,134	$11,248	$10,516
11/2016	$10,969	$11,751	$11,456
12/2016	$10,940	$11,980	$11,613
01/2017	$11,226	$12,206	$11,801
02/2017	$11,639	$12,660	$12,091
03/2017	$11,828	$12,668	$12,234
04/2017	$12,148	$12,803	$12,459
05/2017	$12,100	$12,934	$12,346
06/2017	$12,493	$13,050	$12,771
07/2017	$12,595	$13,296	$12,879
08/2017	$12,687	$13,322	$12,864
09/2017	$13,284	$13,647	$13,565
10/2017	$13,697	$13,945	$13,775
11/2017	$13,983	$14,368	$14,170
12/2017	$13,878	$14,512	$14,187
01/2018	$14,605	$15,277	$14,740
02/2018	$14,397	$14,714	$14,320
03/2018	$14,539	$14,418	$14,513
04/2018	$14,638	$14,473	$14,527
05/2018	$15,829	$14,882	$15,442
06/2018	$15,922	$14,979	$15,563
07/2018	$16,162	$15,476	$15,830
08/2018	$17,495	$16,020	$16,816
09/2018	$17,238	$16,046	$16,422
10/2018	$15,479	$14,865	$14,344
11/2018	$15,867	$15,162	$14,569
12/2018	$13,940	$13,751	$12,866
01/2019	$15,314	$14,931	$14,352
02/2019	$16,223	$15,457	$15,279
03/2019	$16,052	$15,682	$15,072
04/2019	$16,614	$16,309	$15,531
05/2019	$15,790	$15,253	$14,379
06/2019	$16,949	$16,325	$15,486
07/2019	$17,163	$16,567	$15,638
08/2019	$16,699	$16,229	$14,963
09/2019	$16,052	$16,514	$14,840
10/2019	$16,437	$16,870	$15,262
11/2019	$17,267	$17,511	$16,161
12/2019	$17,636	$18,017	$16,531
01/2020	$17,815	$17,997	$16,349
02/2020	$16,573	$16,523	$15,169
03/2020	$13,378	$14,251	$12,272
04/2020	$15,331	$16,139	$14,100
05/2020	$16,859	$17,002	$15,432
06/2020	$17,443	$17,390	$16,025
07/2020	$18,606	$18,378	$16,576
08/2020	$19,483	$19,709	$17,548
09/2020	$18,938	$18,992	$17,172
10/2020	$19,257	$18,582	$17,303
11/2020	$21,748	$20,842	$20,354
12/2020	$23,652	$21,780	$22,256
01/2021	$24,017	$21,683	$23,329
02/2021	$25,159	$22,361	$24,099
03/2021	$24,341	$23,162	$23,341
04/2021	$25,497	$24,356	$23,850
05/2021	$24,814	$24,467	$23,169
06/2021	$25,335	$25,071	$24,256
07/2021	$25,713	$25,495	$23,372
08/2021	$25,673	$26,222	$23,797
09/2021	$24,720	$25,045	$22,885
10/2021	$26,504	$26,739	$23,956
11/2021	$25,308	$26,332	$22,786
12/2021	$26,034	$27,369	$22,887
01/2022	$22,596	$25,759	$19,820
02/2022	$22,661	$25,110	$19,906
03/2022	$22,580	$25,924	$19,997
04/2022	$20,336	$23,598	$17,544
05/2022	$19,662	$23,566	$17,212
06/2022	$18,524	$21,595	$16,147
07/2022	$20,483	$23,621	$17,955
08/2022	$19,914	$22,739	$17,786
09/2022	$18,597	$20,630	$16,186
10/2022	$20,182	$22,322	$17,722
11/2022	$21,003	$23,487	$18,011
12/2022	$20,066	$22,112	$16,855
01/2023	$21,632	$23,635	$18,531
02/2023	$21,523	$23,083	$18,330
03/2023	$20,945	$23,700	$17,878
04/2023	$20,904	$23,952	$17,670
05/2023	$20,250	$24,046	$17,674
06/2023	$21,909	$25,688	$19,139
07/2023	$22,302	$26,608	$20,034
08/2023	$21,967	$26,095	$18,991
09/2023	$20,761	$24,852	$17,738
10/2023	$19,321	$24,193	$16,370
11/2023	$20,703	$26,449	$17,861
12/2023	$22,459	$27,852	$19,999
01/2024	$21,936	$28,160	$19,358
02/2024	$23,641	$29,685	$20,930
03/2024	$23,975	$30,642	$21,516
04/2024	$22,656	$29,294	$19,859
05/2024	$24,018	$30,678	$20,923
06/2024	$23,881	$31,628	$20,888
07/2024	$25,132	$32,216	$22,598
08/2024	$25,303	$32,917	$22,347
09/2024	$25,415	$33,598	$22,644
10/2024	$24,669	$33,351	$22,344
11/2024	$27,814	$35,570	$25,084
12/2024	$25,822	$34,483	$23,030
01/2025	$26,772	$35,571	$23,758
02/2025	$25,041	$34,890	$22,150
03/2025	$23,034	$32,854	$20,470
04/2025	$22,767	$32,634	$20,339
05/2025	$24,091	$34,703	$21,645
06/2025	$25,192	$36,466	$22,920
07/2025	$25,280	$37,269	$23,310
08/2025	$26,461	$38,131	$24,689
09/2025	$26,630	$39,447	$25,714

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/20/96
Institutional Class	4.78%	7.06%	10.29%	7.61%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Growth Index	13.56%	8.41%	9.91%	-%

Key Fund Statistics

Total Net Assets	$2,207,711,712
# of Portfolio Holdings (including overnight repurchase agreements)	96
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$16,657,438

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.4%
Trading Companies & Distributors	3.0%
Automobile Components	3.2%
Hotels, Restaurants & Leisure	3.2%
Machinery	3.5%
Semiconductors & Semiconductor Equipment	3.7%
Diversified Consumer Services	3.8%
Health Care Providers & Services	4.7%
Electronic Equipment, Instruments & Components	5.4%
Health Care Equipment & Supplies	5.5%
Pharmaceuticals	5.6%
Capital Markets	6.0%
Construction & Engineering	7.1%
Software	7.8%
Biotechnology	8.0%
Aerospace & Defense	8.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Construction Partners, Inc., Class A	2.0%
Sterling Infrastructure, Inc.	2.0%
Kratos Defense & Security Solutions, Inc.	1.9%
ESCO Technologies, Inc.	1.8%
Ligand Pharmaceuticals, Inc.	1.8%
Varonis Systems, Inc.	1.7%
MACOM Technology Solutions Holdings, Inc.	1.6%
RBC Bearings, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
PJT Partners, Inc., Class A	1.5%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSSIX

Loomis Sayles Small Cap Growth Fund

Annual Shareholder Report

September 30, 2025

M-LSTSCG99I-0925

Retail Class

LCGRX

Loomis Sayles Small Cap Growth Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$121	1.18%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within the healthcare and consumer discretionary sectors contributed positively to Fund performance.

• Our underweight to the communication services sector also positively impacted Fund performance.

• Kratos Defense & Security Solutions, Sterling Infrastructure and Verona Pharma were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by security selection within the information technology, energy and materials sectors.

• The Fund was also negatively impacted by an underweight allocation to the materials sector.

• PROCEPT BioRobotics, Grid Dynamics Holdings and ACV Auctions were the largest individual detractors from Fund performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Retail Class	Russell 3000® Index	Russell 2000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,392	$10,790	$10,567
11/2015	$10,812	$10,850	$10,954
12/2015	$10,335	$10,627	$10,432
01/2016	$9,419	$10,027	$9,302
02/2016	$9,155	$10,024	$9,236
03/2016	$9,833	$10,730	$9,943
04/2016	$9,885	$10,796	$10,043
05/2016	$10,102	$10,990	$10,313
06/2016	$10,107	$11,012	$10,266
07/2016	$10,563	$11,449	$10,937
08/2016	$10,615	$11,478	$11,053
09/2016	$10,661	$11,496	$11,212
10/2016	$10,102	$11,248	$10,516
11/2016	$10,935	$11,751	$11,456
12/2016	$10,899	$11,980	$11,613
01/2017	$11,189	$12,206	$11,801
02/2017	$11,598	$12,660	$12,091
03/2017	$11,779	$12,668	$12,234
04/2017	$12,095	$12,803	$12,459
05/2017	$12,043	$12,934	$12,346
06/2017	$12,436	$13,050	$12,771
07/2017	$12,535	$13,296	$12,879
08/2017	$12,623	$13,322	$12,864
09/2017	$13,213	$13,647	$13,565
10/2017	$13,621	$13,945	$13,775
11/2017	$13,906	$14,368	$14,170
12/2017	$13,794	$14,512	$14,187
01/2018	$14,517	$15,277	$14,740
02/2018	$14,305	$14,714	$14,320
03/2018	$14,446	$14,418	$14,513
04/2018	$14,540	$14,473	$14,527
05/2018	$15,722	$14,882	$15,442
06/2018	$15,811	$14,979	$15,563
07/2018	$16,040	$15,476	$15,830
08/2018	$17,363	$16,020	$16,816
09/2018	$17,104	$16,046	$16,422
10/2018	$15,358	$14,865	$14,344
11/2018	$15,734	$15,162	$14,569
12/2018	$13,826	$13,751	$12,866
01/2019	$15,186	$14,931	$14,352
02/2019	$16,081	$15,457	$15,279
03/2019	$15,909	$15,682	$15,072
04/2019	$16,466	$16,309	$15,531
05/2019	$15,643	$15,253	$14,379
06/2019	$16,784	$16,325	$15,486
07/2019	$16,997	$16,567	$15,638
08/2019	$16,532	$16,229	$14,963
09/2019	$15,889	$16,514	$14,840
10/2019	$16,267	$16,870	$15,262
11/2019	$17,083	$17,511	$16,161
12/2019	$17,451	$18,017	$16,531
01/2020	$17,619	$17,997	$16,349
02/2020	$16,388	$16,523	$15,169
03/2020	$13,227	$14,251	$12,272
04/2020	$15,150	$16,139	$14,100
05/2020	$16,657	$17,002	$15,432
06/2020	$17,233	$17,390	$16,025
07/2020	$18,384	$18,378	$16,576
08/2020	$19,243	$19,709	$17,548
09/2020	$18,697	$18,992	$17,172
10/2020	$19,010	$18,582	$17,303
11/2020	$21,457	$20,842	$20,354
12/2020	$23,341	$21,780	$22,256
01/2021	$23,698	$21,683	$23,329
02/2021	$24,811	$22,361	$24,099
03/2021	$24,002	$23,162	$23,341
04/2021	$25,138	$24,356	$23,850
05/2021	$24,462	$24,467	$23,169
06/2021	$24,967	$25,071	$24,256
07/2021	$25,338	$25,495	$23,372
08/2021	$25,294	$26,222	$23,797
09/2021	$24,343	$25,045	$22,885
10/2021	$26,096	$26,739	$23,956
11/2021	$24,915	$26,332	$22,786
12/2021	$25,624	$27,369	$22,887
01/2022	$22,231	$25,759	$19,820
02/2022	$22,295	$25,110	$19,906
03/2022	$22,213	$25,924	$19,997
04/2022	$20,000	$23,598	$17,544
05/2022	$19,332	$23,566	$17,212
06/2022	$18,207	$21,595	$16,147
07/2022	$20,128	$23,621	$17,955
08/2022	$19,561	$22,739	$17,786
09/2022	$18,271	$20,630	$16,186
10/2022	$19,826	$22,322	$17,722
11/2022	$20,631	$23,487	$18,011
12/2022	$19,705	$22,112	$16,855
01/2023	$21,238	$23,635	$18,531
02/2023	$21,115	$23,083	$18,330
03/2023	$20,547	$23,700	$17,878
04/2023	$20,509	$23,952	$17,670
05/2023	$19,856	$24,046	$17,674
06/2023	$21,484	$25,688	$19,139
07/2023	$21,863	$26,608	$20,034
08/2023	$21,532	$26,095	$18,991
09/2023	$20,339	$24,852	$17,738
10/2023	$18,929	$24,193	$16,370
11/2023	$20,282	$26,449	$17,861
12/2023	$22,002	$27,852	$19,999
01/2024	$21,477	$28,160	$19,358
02/2024	$23,139	$29,685	$20,930
03/2024	$23,470	$30,642	$21,516
04/2024	$22,167	$29,294	$19,859
05/2024	$23,499	$30,678	$20,923
06/2024	$23,363	$31,628	$20,888
07/2024	$24,577	$32,216	$22,598
08/2024	$24,733	$32,917	$22,347
09/2024	$24,840	$33,598	$22,644
10/2024	$24,111	$33,351	$22,344
11/2024	$27,182	$35,570	$25,084
12/2024	$25,224	$34,483	$23,030
01/2025	$26,146	$35,571	$23,758
02/2025	$24,454	$34,890	$22,150
03/2025	$22,489	$32,854	$20,470
04/2025	$22,226	$32,634	$20,339
05/2025	$23,512	$34,703	$21,645
06/2025	$24,586	$36,466	$22,920
07/2025	$24,657	$37,269	$23,310
08/2025	$25,812	$38,131	$24,689
09/2025	$25,964	$39,447	$25,714

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/20/96
Retail Class	4.52%	6.79%	10.01%	7.33%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Growth Index	13.56%	8.41%	9.91%	-%

Key Fund Statistics

Total Net Assets	$2,207,711,712
# of Portfolio Holdings (including overnight repurchase agreements)	96
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$16,657,438

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.4%
Trading Companies & Distributors	3.0%
Automobile Components	3.2%
Hotels, Restaurants & Leisure	3.2%
Machinery	3.5%
Semiconductors & Semiconductor Equipment	3.7%
Diversified Consumer Services	3.8%
Health Care Providers & Services	4.7%
Electronic Equipment, Instruments & Components	5.4%
Health Care Equipment & Supplies	5.5%
Pharmaceuticals	5.6%
Capital Markets	6.0%
Construction & Engineering	7.1%
Software	7.8%
Biotechnology	8.0%
Aerospace & Defense	8.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Construction Partners, Inc., Class A	2.0%
Sterling Infrastructure, Inc.	2.0%
Kratos Defense & Security Solutions, Inc.	1.9%
ESCO Technologies, Inc.	1.8%
Ligand Pharmaceuticals, Inc.	1.8%
Varonis Systems, Inc.	1.7%
MACOM Technology Solutions Holdings, Inc.	1.6%
RBC Bearings, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
PJT Partners, Inc., Class A	1.5%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LCGRX

Loomis Sayles Small Cap Growth Fund

Annual Shareholder Report

September 30, 2025

M-LSTSCG99R-0925

Class N

LSMNX

Loomis Sayles Small/Mid Cap Growth Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Small/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$86	0.83%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within the information technology, consumer discretionary and consumer staples sectors contributed positively to Fund performance.

• Our zero weight to the communication services sector also positively impacted Fund performance.

• Ciena, Insmed and BWX Technologies were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by security selection within the industrials, financials and energy sectors.

• The Fund was also negatively impacted by a zero allocation to the utilities sector.

• PROCEPT BioRobotics, Freshpet and Glaukos were the largest individual detractors from Fund performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Russell 3000® Index	Russell 2500™ Growth Index
10/2019	$10,364	$10,349	$10,426
11/2019	$10,890	$10,742	$11,136
12/2019	$11,051	$11,052	$11,240
01/2020	$11,082	$11,040	$11,252
02/2020	$10,286	$10,136	$10,489
03/2020	$8,642	$8,743	$8,630
04/2020	$9,862	$9,900	$10,014
05/2020	$10,875	$10,430	$11,059
06/2020	$11,092	$10,668	$11,466
07/2020	$11,888	$11,274	$12,094
08/2020	$12,446	$12,091	$12,638
09/2020	$12,208	$11,651	$12,541
10/2020	$12,394	$11,399	$12,689
11/2020	$13,697	$12,786	$14,537
12/2020	$14,549	$13,361	$15,788
01/2021	$14,507	$13,302	$16,229
02/2021	$15,111	$13,717	$16,739
03/2021	$14,778	$14,209	$16,181
04/2021	$15,642	$14,942	$16,749
05/2021	$15,215	$15,010	$16,284
06/2021	$15,735	$15,380	$17,157
07/2021	$16,006	$15,640	$16,786
08/2021	$16,422	$16,086	$17,206
09/2021	$15,881	$15,364	$16,552
10/2021	$16,942	$16,403	$17,400
11/2021	$16,537	$16,154	$16,504
12/2021	$17,087	$16,790	$16,584
01/2022	$14,809	$15,802	$14,397
02/2022	$14,775	$15,404	$14,440
03/2022	$14,603	$15,903	$14,544
04/2022	$13,230	$14,476	$12,883
05/2022	$12,967	$14,457	$12,570
06/2022	$12,062	$13,247	$11,700
07/2022	$13,344	$14,490	$13,035
08/2022	$12,921	$13,949	$12,788
09/2022	$11,845	$12,656	$11,686
10/2022	$12,806	$13,694	$12,636
11/2022	$13,218	$14,409	$13,012
12/2022	$12,463	$13,565	$12,238
01/2023	$13,470	$14,499	$13,462
02/2023	$13,127	$14,160	$13,250
03/2023	$12,944	$14,539	$13,038
04/2023	$12,703	$14,694	$12,874
05/2023	$12,097	$14,751	$12,860
06/2023	$13,150	$15,758	$13,875
07/2023	$13,482	$16,323	$14,338
08/2023	$13,024	$16,008	$13,754
09/2023	$12,326	$15,246	$12,926
10/2023	$11,536	$14,841	$12,029
11/2023	$12,417	$16,225	$13,095
12/2023	$13,299	$17,086	$14,554
01/2024	$13,184	$17,275	$14,225
02/2024	$14,203	$18,210	$15,378
03/2024	$14,489	$18,798	$15,792
04/2024	$13,859	$17,971	$14,616
05/2024	$14,580	$18,820	$15,208
06/2024	$14,626	$19,402	$15,127
07/2024	$15,107	$19,763	$16,048
08/2024	$15,553	$20,193	$15,924
09/2024	$15,507	$20,611	$16,184
10/2024	$15,313	$20,460	$16,144
11/2024	$16,732	$21,821	$18,064
12/2024	$15,656	$21,154	$16,577
01/2025	$16,400	$21,822	$17,211
02/2025	$15,645	$21,403	$16,065
03/2025	$14,569	$20,155	$14,787
04/2025	$14,363	$20,020	$14,739
05/2025	$14,901	$21,289	$15,704
06/2025	$15,805	$22,370	$16,459
07/2025	$15,748	$22,863	$16,845
08/2025	$16,114	$23,392	$17,729
09/2025	$16,526	$24,199	$18,226

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/1/19
Class N	6.57%	6.24%	8.73%
Russell 3000® Index	17.41%	15.74%	15.81%
Russell 2500™ Growth Index	12.62%	7.76%	10.49%

Key Fund Statistics

Total Net Assets	$250,606,482
# of Portfolio Holdings (including overnight repurchase agreements)	81
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,594,165

What did the Fund invest in? (% of Net Assets)

Industry Summary

Aerospace & Defense
10.7%
Software
9.0%
Biotechnology
7.3%
Semiconductors & Semiconductor Equipment
7.3%
Machinery
6.9%
Hotels, Restaurants & Leisure
5.7%
Capital Markets
4.9%
Health Care Equipment & Supplies
4.6%
Electronic Equipment, Instruments & Components
4.6%
Health Care Providers & Services
4.5%
Consumer Staples Distribution & Retail
4.2%
Diversified Consumer Services
3.2%
Other investments less than 3% of net assets*
27.1%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.1%
Diversified Consumer Services	3.2%
Consumer Staples Distribution & Retail	4.2%
Health Care Providers & Services	4.5%
Electronic Equipment, Instruments & Components	4.6%
Health Care Equipment & Supplies	4.6%
Capital Markets	4.9%
Hotels, Restaurants & Leisure	5.7%
Machinery	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Biotechnology	7.3%
Software	9.0%
Aerospace & Defense	10.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Ciena Corp.	2.4%
BWX Technologies, Inc.	2.4%
Insmed, Inc.	2.0%
Casey's General Stores, Inc.	1.8%
Guidewire Software, Inc.	1.8%
ITT, Inc.	1.8%
Trimble, Inc.	1.7%
Karman Holdings, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Laureate Education, Inc.	1.7%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSMNX

Loomis Sayles Small/Mid Cap Growth Fund

Annual Shareholder Report

September 30, 2025

M-LSTSMG99N-0925

Institutional Class

LSMIX

Loomis Sayles Small/Mid Cap Growth Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Small/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$88	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within the information technology, consumer discretionary and consumer staples sectors contributed positively to Fund performance.

• Our zero weight to the communication services sector also positively impacted Fund performance.

• Ciena, Insmed and BWX Technologies were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by security selection within the industrials, financials and energy sectors.

• The Fund was also negatively impacted by a zero allocation to the utilities sector.

• PROCEPT BioRobotics, Freshpet and Glaukos were the largest individual detractors from Fund performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Russell 3000® Index	Russell 2500™ Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,420	$10,790	$10,523
11/2015	$10,619	$10,850	$10,761
12/2015	$10,320	$10,627	$10,381
01/2016	$9,503	$10,027	$9,354
02/2016	$9,370	$10,024	$9,382
03/2016	$10,022	$10,730	$10,105
04/2016	$10,077	$10,796	$10,201
05/2016	$10,398	$10,990	$10,455
06/2016	$10,431	$11,012	$10,377
07/2016	$10,696	$11,449	$10,994
08/2016	$10,740	$11,478	$11,070
09/2016	$10,751	$11,496	$11,102
10/2016	$10,243	$11,248	$10,522
11/2016	$11,017	$11,751	$11,290
12/2016	$11,069	$11,980	$11,390
01/2017	$11,357	$12,206	$11,660
02/2017	$11,711	$12,660	$12,014
03/2017	$11,900	$12,668	$12,102
04/2017	$12,287	$12,803	$12,315
05/2017	$12,520	$12,934	$12,321
06/2017	$12,675	$13,050	$12,602
07/2017	$12,996	$13,296	$12,769
08/2017	$13,051	$13,322	$12,794
09/2017	$13,627	$13,647	$13,330
10/2017	$14,080	$13,945	$13,687
11/2017	$14,523	$14,368	$14,138
12/2017	$14,590	$14,512	$14,176
01/2018	$15,221	$15,277	$14,884
02/2018	$14,866	$14,714	$14,396
03/2018	$15,021	$14,418	$14,513
04/2018	$14,999	$14,473	$14,421
05/2018	$15,697	$14,882	$15,188
06/2018	$15,973	$14,979	$15,315
07/2018	$16,217	$15,476	$15,602
08/2018	$17,202	$16,020	$16,656
09/2018	$17,147	$16,046	$16,413
10/2018	$15,298	$14,865	$14,442
11/2018	$15,320	$15,162	$14,714
12/2018	$13,676	$13,751	$13,118
01/2019	$14,850	$14,931	$14,680
02/2019	$15,925	$15,457	$15,647
03/2019	$16,123	$15,682	$15,608
04/2019	$16,768	$16,309	$16,154
05/2019	$16,256	$15,253	$15,081
06/2019	$17,297	$16,325	$16,255
07/2019	$17,545	$16,567	$16,508
08/2019	$17,115	$16,229	$16,039
09/2019	$16,586	$16,514	$15,738
10/2019	$16,950	$16,870	$16,142
11/2019	$17,794	$17,511	$17,241
12/2019	$18,073	$18,017	$17,401
01/2020	$18,124	$17,997	$17,420
02/2020	$16,822	$16,523	$16,238
03/2020	$14,117	$14,251	$13,361
04/2020	$16,129	$16,139	$15,503
05/2020	$17,786	$17,002	$17,122
06/2020	$18,141	$17,390	$17,752
07/2020	$19,442	$18,378	$18,724
08/2020	$20,355	$19,709	$19,567
09/2020	$19,967	$18,992	$19,416
10/2020	$20,271	$18,582	$19,645
11/2020	$22,384	$20,842	$22,507
12/2020	$23,777	$21,780	$24,443
01/2021	$23,709	$21,683	$25,126
02/2021	$24,697	$22,361	$25,915
03/2021	$24,152	$23,162	$25,051
04/2021	$25,565	$24,356	$25,931
05/2021	$24,867	$24,467	$25,210
06/2021	$25,718	$25,071	$26,563
07/2021	$26,160	$25,495	$25,988
08/2021	$26,841	$26,222	$26,639
09/2021	$25,956	$25,045	$25,625
10/2021	$27,692	$26,739	$26,939
11/2021	$27,028	$26,332	$25,551
12/2021	$27,928	$27,369	$25,676
01/2022	$24,203	$25,759	$22,289
02/2022	$24,147	$25,110	$22,356
03/2022	$23,866	$25,924	$22,517
04/2022	$21,620	$23,598	$19,946
05/2022	$21,189	$23,566	$19,461
06/2022	$19,729	$21,595	$18,115
07/2022	$21,807	$23,621	$20,181
08/2022	$21,114	$22,739	$19,798
09/2022	$19,355	$20,630	$18,093
10/2022	$20,927	$22,322	$19,563
11/2022	$21,601	$23,487	$20,145
12/2022	$20,366	$22,112	$18,946
01/2023	$22,013	$23,635	$20,842
02/2023	$21,451	$23,083	$20,513
03/2023	$21,152	$23,700	$20,186
04/2023	$20,759	$23,952	$19,931
05/2023	$19,767	$24,046	$19,909
06/2023	$21,508	$25,688	$21,481
07/2023	$22,032	$26,608	$22,198
08/2023	$21,283	$26,095	$21,295
09/2023	$20,141	$24,852	$20,012
10/2023	$18,868	$24,193	$18,623
11/2023	$20,310	$26,449	$20,274
12/2023	$21,732	$27,852	$22,533
01/2024	$21,545	$28,160	$22,023
02/2024	$23,211	$29,685	$23,807
03/2024	$23,679	$30,642	$24,450
04/2024	$22,649	$29,294	$22,628
05/2024	$23,847	$30,678	$23,545
06/2024	$23,903	$31,628	$23,419
07/2024	$24,690	$32,216	$24,846
08/2024	$25,420	$32,917	$24,653
09/2024	$25,345	$33,598	$25,056
10/2024	$25,027	$33,351	$24,993
11/2024	$27,348	$35,570	$27,967
12/2024	$25,588	$34,483	$25,664
01/2025	$26,786	$35,571	$26,646
02/2025	$25,569	$34,890	$24,872
03/2025	$23,810	$32,854	$22,893
04/2025	$23,454	$32,634	$22,818
05/2025	$24,353	$34,703	$24,313
06/2025	$25,831	$36,466	$25,482
07/2025	$25,738	$37,269	$26,079
08/2025	$26,337	$38,131	$27,448
09/2025	$27,011	$39,447	$28,217

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 6/30/15
Institutional Class	6.57%	6.23%	10.45%	9.11%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%	-%

Key Fund Statistics

Total Net Assets	$250,606,482
# of Portfolio Holdings (including overnight repurchase agreements)	81
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,594,165

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.1%
Diversified Consumer Services	3.2%
Consumer Staples Distribution & Retail	4.2%
Health Care Providers & Services	4.5%
Electronic Equipment, Instruments & Components	4.6%
Health Care Equipment & Supplies	4.6%
Capital Markets	4.9%
Hotels, Restaurants & Leisure	5.7%
Machinery	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Biotechnology	7.3%
Software	9.0%
Aerospace & Defense	10.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Ciena Corp.	2.4%
BWX Technologies, Inc.	2.4%
Insmed, Inc.	2.0%
Casey's General Stores, Inc.	1.8%
Guidewire Software, Inc.	1.8%
ITT, Inc.	1.8%
Trimble, Inc.	1.7%
Karman Holdings, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Laureate Education, Inc.	1.7%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSMIX

Loomis Sayles Small/Mid Cap Growth Fund

Annual Shareholder Report

September 30, 2025

M-LSTSMG99I-0925

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Kirk A. Sykes and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	10/1/23-9/30/24	10/1/24- 9/30/25	10/1/23- 9/30/24	10/1/24- 9/30/25	10/1/23- 9/30/24	10/1/24- 9/30/25	10/1/23- 9/30/24	10/1/24- 9/30/25
Loomis Sayles Funds II - Loomis Sayles Global Allocation Fund, Loomis Sayles Growth Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small/Mid Cap Growth Fund	$223,863	$230,579	$4,242	$4,496	$45,057	$48,812	$--	$--

1.	Audit-related fees consist of:

2024 & 2025 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2024 & 2025 – review of Registrant’s tax returns

2025 - filings with the French tax authorities to reclaim taxes withheld on dividend income received from French resident companies

Aggregate fees billed to the Registrant for non-audit services during 2024 and 2025 were $49,299 and $53,308 respectively.

(e)(1) Audit Committee Pre Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. and entities controlling, controlled by or under common control with Loomis, Sayles & Company, L.P. (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	10/1/23- 9/30/24	10/1/24- 9/30/25	10/1/23- 9/30/24	10/1/24- 9/30/25	10/1/23- 9/30/24	10/1/24- 9/30/25
Control Affiliates	$ --	$--	$ --	$--	$--	$70,000

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	10/1/23-9/30/24	10/1/24-9/30/25
Control Affiliates	$165,000	$70,000

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements and Other Important Information are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Important Information
September 30, 2025

Loomis Sayles Core Plus Bond Fund
Loomis Sayles Global Allocation Fund
Loomis Sayles Growth Fund
Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Limited Term Government and Agency Fund

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.8% of Net Assets

Non-Convertible Bonds — 88.7%
	ABS Car Loan — 0.8%
$7,210,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	$7,226,778
4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	4,503,716
5,886,667	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	5,855,290
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	8,112,368
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,855,560
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,407,896
1,371,940	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	1,375,769
1,091,734	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	1,093,484
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,848,913
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	13,229,347
419,787	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027(a)	419,829
309,432	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028(a)	309,578
4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	4,941,949
6,318,167	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	6,365,667
		63,546,144
	ABS Home Equity — 0.3%
376,263	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	374,830
469,344	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	448,243
9,870,089	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	9,880,689
2,942,802	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,935,028
32,247	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(b)	30,620
250,740	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(b)	234,897
55,128	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(b)	54,533
3,660,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	3,679,782
388,064	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.599%, 10/25/2053(a)(b)	386,417
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(b)	4,917,835
2,483,709	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	2,442,334
		25,385,208
	ABS Other — 2.1%
9,682,163	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	9,923,365
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$8,845,000	APL Finance DAC, Series 2025-1A, Class A, 5.390%, 3/20/2036(a)	$8,844,912
4,454,260	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	4,115,669
7,550,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	7,706,398
6,996,364	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	7,078,018
1,673,770	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	1,695,869
15,660,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	16,159,852
1,903,891	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	1,929,448
2,162,290	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	2,205,860
26,585,750	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049(a)	26,949,549
4,366,350	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	4,243,370
4,958,210	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	4,684,117
8,010,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	8,119,705
4,794,370	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	4,788,396
7,039,674	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	6,677,116
5,435,986	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	5,532,757
2,105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	2,161,930
2,164,447	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	2,035,922
6,918,477	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	7,053,111
9,433,372	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	9,764,300
16,950,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	17,441,414
		159,111,078
	ABS Residential Mortgage — 0.1%
7,257	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	6,864
3,570,791	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	3,578,434
		3,585,298
	ABS Student Loan — 0.4%
1,597,209	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	1,511,548
5,513,376	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	5,026,887
6,089,812	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	6,262,641
2,079,135	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,895,019
5,001,184	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 5.065%, 1/15/2053(a)(b)	4,957,391
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$5,851,795	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	$5,983,177
1,169,748	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,131,576
		26,768,239
	ABS Whole Business — 0.2%
4,617,525	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	4,537,432
11,686,150	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,892,618
		15,430,050
	Aerospace & Defense — 0.4%
14,314,000	Boeing Co., 5.705%, 5/01/2040	14,605,750
5,305,000	Boeing Co., 6.298%, 5/01/2029	5,629,915
3,928,000	Boeing Co., 6.858%, 5/01/2054	4,480,682
7,955,000	Embraer Netherlands Finance BV, 5.980%, 2/11/2035	8,439,301
		33,155,648
	Agency Commercial Mortgage-Backed Securities — 0.1%
4,010,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	4,032,376
	Airlines — 0.7%
8,630,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	8,663,482
14,751,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	14,834,380
6,570,000	Latam Airlines Group SA, 7.875%, 4/15/2030(a)	6,835,756
1,380,167	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	1,378,621
13,472,101	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	13,886,369
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,262,520
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	5,162,723
		53,023,851
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,150,597
	Automotive — 1.5%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,173,825
9,980,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	10,365,053
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,357,320
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,825,372
2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	2,480,666
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	5,970,719
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,323,797
6,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	6,942,139
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,647,216
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,170,496
10,531,000	Lear Corp., 5.250%, 5/15/2049	9,494,247
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,247,127
4,525,000	Phinia, Inc., 6.750%, 4/15/2029(a)	4,661,612
31,285,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	33,601,508
		117,261,097
Principal Amount (‡)	Description	Value (†)

	Banking — 6.0%
$5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	$5,812,218
5,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.621%, 12/10/2029(a)	5,618,754
18,675,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	19,128,777
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,200,905
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,439,685
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	18,152,402
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	24,113,301
16,764,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	13,524,009
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	2,043,980
7,355,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 9/10/2029(a)	7,560,499
15,013,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	14,875,926
23,295,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	25,197,580
10,435,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	11,010,930
6,930,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	6,966,237
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,934,057
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,907,324
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	6,317,922
800,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	879,395
11,630,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	11,587,414
11,236,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	12,588,802
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	7,217,714
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,872,739
9,610,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	10,945,406
3,790,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	3,581,550
23,640,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	22,325,614
8,575,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	9,038,262
14,426,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	13,529,766
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$9,140,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	$8,095,004
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(b)	13,180,812
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,532,322
11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	12,217,042
3,575,000	Norinchukin Bank, 5.094%, 10/16/2029(a)	3,653,654
6,255,000	Norinchukin Bank, 5.359%, 9/09/2035(a)	6,356,825
6,960,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	7,101,718
12,940,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	12,626,355
16,635,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	17,355,095
12,720,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	13,590,834
10,315,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	10,288,281
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	17,397,798
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	661,863
1,415,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	1,534,503
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	11,318,140
4,815,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	4,906,320
4,590,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	5,750,658
8,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	9,035,148
16,095,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	15,841,251
		455,814,791
	Brokerage — 0.1%
4,055,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	4,154,477
1,970,000	Citadel LP, 6.000%, 1/23/2030(a)	2,047,582
2,300,000	Citadel LP, 6.375%, 1/23/2032(a)	2,434,355
		8,636,414
	Building Materials — 0.0%
929,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	896,485
950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	992,547
		1,889,032
	Cable Satellite — 0.4%
17,375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	15,021,781
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,094,046
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	717,574
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,145,935
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	$7,450,354
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,785,898
		32,215,588
	Chemicals — 1.1%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,411,783
21,013,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	8,247,393
8,885,000	Eastman Chemical Co., 5.000%, 8/01/2029	9,048,205
11,890,000	Methanex U.S. Operations, Inc., 6.250%, 3/15/2032(a)	12,097,695
8,771,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	7,496,969
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	8,899,174
7,660,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	7,966,411
5,125,000	Qnity Electronics, Inc., 5.750%, 8/15/2032(a)	5,164,087
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,672,995
7,654,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	6,164,838
13,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	14,905,967
		84,075,517
	Collateralized Mortgage Obligations — 0.9%
23,056,303	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 5.806%, 10/25/2053(b)	23,303,264
30,076,650	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	31,398,609
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,305,198
7,960,000	Federal National Mortgage Association, Series 2025-70, Class GD, REMICS, 5.000%, 7/25/2055	7,836,596
40,672	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.816%, 10/20/2060(b)(c)	40,189
35,217	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.986%, 8/20/2062(b)(c)	34,858
25	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	22
8,394	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	7,386
7,281	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	6,718
90,133	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	84,170
838,642	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	815,425
5,573	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.746%, 5/20/2063(b)(c)	5,321
		71,837,756
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — 0.1%
$5,405,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	$5,614,822
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,958,459
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,624,421
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,924,191
		6,507,071
	Electric — 0.9%
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,553,695
7,160,000	Calpine Corp., 4.500%, 2/15/2028(a)	7,129,795
14,279,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	13,108,023
14,602,870	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	15,250,624
2,415,000	DPL LLC, 4.350%, 4/15/2029	2,370,729
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,806,029
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,493,850
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	734,107
9,138,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.482%, 4/30/2043(b)	9,096,753
11,532,000	NRG Energy, Inc., 5.750%, 1/15/2034(a)	11,520,230
3,945,000	Southern California Edison Co., 6.200%, 9/15/2055	3,977,032
		72,040,867
	Finance Companies — 3.6%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,133,903
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,285,738
19,660,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	19,555,262
20,287,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	19,562,127
24,047,000	ARES Capital Corp., 2.150%, 7/15/2026	23,624,203
15,722,000	ARES Capital Corp., 5.800%, 3/08/2032	16,014,746
15,925,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	15,293,639
3,220,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,303,029
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	4,146,585
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	13,274,085
9,070,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	9,245,310
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,860,651
12,803,000	Blue Owl Technology Finance Corp., 6.100%, 3/15/2028(a)	12,967,611
19,629,000	FS KKR Capital Corp., 3.400%, 1/15/2026	19,540,026
4,160,000	GATX Corp., 6.050%, 3/15/2034	4,455,708
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,813,775
3,505,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028(a)	3,523,299
11,600,000	Hercules Capital, Inc., 6.000%, 6/16/2030	11,831,439
2,600,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	2,738,104
4,480,000	Main Street Capital Corp., 6.950%, 3/01/2029	4,698,592
7,545,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	7,641,234
2,300,000	Navient Corp., 4.875%, 3/15/2028	2,254,998
8,950,000	Navient Corp., 5.000%, 3/15/2027	8,909,677
16,425,000	OneMain Finance Corp., 6.625%, 5/15/2029	16,882,781
10,830,000	Rocket Cos., Inc., 6.125%, 8/01/2030(a)	11,115,046
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$5,993,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	$5,596,526
5,410,000	Sixth Street Lending Partners, 6.125%, 7/15/2030(a)	5,593,262
2,930,000	Sixth Street Specialty Lending, Inc., 5.625%, 8/15/2030	2,971,134
		273,832,490
	Food & Beverage — 0.7%
12,933,000	BRF SA, 5.750%, 9/21/2050(a)	11,072,717
2,050,000	Diageo Investment Corp., 5.625%, 4/15/2035	2,175,196
22,485,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 7.250%, 11/15/2053	25,783,932
11,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	10,082,425
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,460,879
		50,575,149
	Gaming — 0.2%
11,765,000	MGM Resorts International, 6.500%, 4/15/2032	11,986,111
	Government Owned - No Guarantee — 1.2%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	7,241,394
16,900,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	17,281,660
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,351,422
10,220,000	Ecopetrol SA, 7.750%, 2/01/2032	10,575,789
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	9,434,474
2,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	1,825,943
8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,831,792
7,685,000	OCP SA, 3.750%, 6/23/2031(a)	7,206,855
11,020,000	OCP SA, 6.750%, 5/02/2034(a)	11,993,176
11,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	7,136,961
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	6,879,114
		90,758,580
	Health Insurance — 0.1%
8,739,000	Centene Corp., 3.375%, 2/15/2030	8,037,144
	Healthcare — 0.3%
12,055,000	HCA, Inc., 4.625%, 3/15/2052	9,954,406
4,230,000	HCA, Inc., 5.600%, 4/01/2034	4,391,098
10,445,000	HCA, Inc., 5.750%, 3/01/2035	10,919,979
		25,265,483
	Independent Energy — 1.1%
12,695,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	12,429,762
4,650,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	4,815,840
15,497,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	15,389,965
7,952,000	Devon Energy Corp., 4.500%, 1/15/2030	7,970,360
1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	1,748,828
3,504,000	EQT Corp., 3.900%, 10/01/2027	3,481,494
1,901,000	EQT Corp., 5.000%, 1/15/2029	1,927,539
8,995,000	EQT Corp., 6.375%, 4/01/2029	9,327,693
10,855,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	11,147,165
3,456,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	3,515,063
6,080,000	SM Energy Co., 6.750%, 8/01/2029(a)	6,109,142
6,185,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,189,769
2,275,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	2,313,038
		86,365,658
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,048,490
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Life Insurance — 0.4%
$13,471,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	$13,816,608
4,515,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	4,687,918
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,824,857
10,540,000	RLGH Finance Bermuda Ltd., 6.750%, 7/02/2035	11,244,965
		31,574,348
	Media Entertainment — 0.3%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,807,893
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	12,299,931
12,750,000	Prosus NV, 3.832%, 2/08/2051(a)	8,618,992
		22,726,816
	Metals & Mining — 1.3%
11,925,000	Alumina Pty. Ltd., 6.125%, 3/15/2030(a)	12,195,648
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,557,005
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,553,555
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	9,024,161
8,035,000	BHP Billiton Finance USA Ltd., 5.300%, 2/21/2035	8,360,933
10,477,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	10,002,785
14,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	11,416,155
7,995,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	8,282,820
21,682,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	19,794,148
6,635,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	6,895,968
700,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	755,558
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,309,038
4,505,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	4,210,510
		102,358,284
	Midstream — 0.6%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	515,593
2,480,000	Energy Transfer LP, 5.300%, 4/15/2047	2,239,878
125,000	Energy Transfer LP, 5.400%, 10/01/2047	114,419
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,837,929
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	9,053,672
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,457,420
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025(a)	2,012,066
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	968,015
12,415,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	11,010,712
2,710,000	Targa Resources Corp., 5.500%, 2/15/2035	2,757,551
4,021,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	4,443,245
4,030,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,548,695
		43,959,195
	Mortgage Related — 19.4%
8,799,175	Federal Home Loan Mortgage Corp., 1.500%, 12/01/2050	6,541,216
7,857,291	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	6,350,217
6,245,025	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	5,039,373
6,348,120	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	5,122,548
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$5,630,923	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	$4,553,771
20,994,149	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	16,928,153
4,490,945	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2051	3,624,053
31,414,710	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	25,437,761
4,406,026	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,560,061
734,786	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	712,315
345,852	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	333,061
2,298	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,215
227,524	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	218,989
9,772,032	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	9,237,528
953,260	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	900,973
8,726,884	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	8,244,220
4,851,022	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	4,593,980
3,903,768	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	3,686,249
4,336,987	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2053	4,090,649
441,827	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	442,832
69,895	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	69,684
172,753	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	171,358
17,045	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	16,889
632,908	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	629,464
358,798	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	352,575
3,467,910	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	3,380,118
2,301,431	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,240,586
1,117,229	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	1,128,571
957,273	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	969,138
651,548	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	658,163
2,001,181	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	2,017,788
5,260,709	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	5,320,668
9,371,463	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	9,368,184
23,908,062	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	23,928,199
9,133,936	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	9,128,909
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$8,245,388	Federal Home Loan Mortgage Corp., 5.000%, 2/01/2055	$8,252,333
7,320,518	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2055	7,300,859
1,089,952	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,105,642
1,048,791	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,067,120
881,267	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	901,521
2,543,358	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	2,591,567
1,273,653	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,294,248
14,587,865	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	14,765,938
929,267	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	946,999
534,353	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	544,329
483,761	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	495,043
13,486,750	Federal Home Loan Mortgage Corp., 5.500%, 2/01/2055	13,796,725
2,640	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	2,744
2,839,369	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,930,239
2,479,962	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,559,005
2,251,402	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,320,838
1,352,725	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,386,810
1,183,012	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,220,717
817,952	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	846,713
808,183	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	831,143
708,159	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	724,591
4,810,437	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	4,937,830
714,945	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	734,183
487,406	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	502,332
3,646,385	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	3,764,941
1,003,241	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	1,043,058
4,984,235	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	5,195,973
1,197,980	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,225,223
4,778,894	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	5,065,376
6,251,144	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	6,567,338
7,721,965	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	8,112,573
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$14,117,567	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	$15,009,076
5,478,561	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,823,757
5,060,559	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,379,418
8,628,226	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	9,171,890
391,926	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	412,093
6,789,972	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	7,174,989
6,187,231	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	6,608,557
7,376,851	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	7,879,203
1,306,419	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,395,386
249,446	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	262,723
197,393	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	207,413
2,722,783	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	2,878,152
1,723,354	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	1,821,859
4,789,487	Federal Home Loan Mortgage Corp., 7.000%, 10/01/2054	5,116,008
4,970,176	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	5,390,063
116,615	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	123,524
8,109,242	Federal National Mortgage Association, 1.500%, 12/01/2050	6,232,508
33,234,025	Federal National Mortgage Association, 1.500%, 3/01/2051	25,543,921
2,774,812	Federal National Mortgage Association, 1.500%, 3/01/2051	2,133,322
4,277,029	Federal National Mortgage Association, 1.500%, 9/01/2051	3,286,810
6,671,787	Federal National Mortgage Association, 1.500%, 10/01/2051	5,128,855
44,842,295	Federal National Mortgage Association, 2.000%, 5/01/2037	41,208,367
10,657,384	Federal National Mortgage Association, 2.000%, 11/01/2050	8,599,932
2,589,625	Federal National Mortgage Association, 2.000%, 11/01/2050	2,089,701
11,720,449	Federal National Mortgage Association, 2.000%, 12/01/2050	9,470,023
11,270,821	Federal National Mortgage Association, 2.000%, 12/01/2050	9,095,080
7,246,663	Federal National Mortgage Association, 2.000%, 12/01/2050	5,847,692
6,374,888	Federal National Mortgage Association, 2.000%, 12/01/2050	5,179,099
5,316,824	Federal National Mortgage Association, 2.000%, 12/01/2050	4,297,061
27,995,390	Federal National Mortgage Association, 2.000%, 1/01/2051	22,590,682
1,747,198	Federal National Mortgage Association, 2.000%, 2/01/2051	1,408,818
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$12,039,887	Federal National Mortgage Association, 2.000%, 3/01/2051	$9,708,063
5,315,341	Federal National Mortgage Association, 2.000%, 4/01/2051	4,285,886
4,653,829	Federal National Mortgage Association, 2.000%, 4/01/2051	3,752,508
1,377,772	Federal National Mortgage Association, 2.000%, 11/01/2051	1,116,927
18,998,706	Federal National Mortgage Association, 2.000%, 12/01/2051	15,401,663
1,439,433	Federal National Mortgage Association, 2.000%, 1/01/2052	1,164,517
24,106,730	Federal National Mortgage Association, 2.000%, 2/01/2052	19,491,846
24,009,372	Federal National Mortgage Association, 2.000%, 2/01/2052	19,395,498
6,692,950	Federal National Mortgage Association, 2.000%, 2/01/2052	5,420,003
15,058,027	Federal National Mortgage Association, 2.000%, 3/01/2052	12,165,689
14,056,206	Federal National Mortgage Association, 2.000%, 3/01/2052	11,390,073
16,912,712	Federal National Mortgage Association, 2.500%, 1/01/2052	14,256,308
6,794,100	Federal National Mortgage Association, 2.500%, 9/01/2061	5,540,612
34,013,192	Federal National Mortgage Association, 2.500%, 12/01/2061	27,737,860
132,386,546	Federal National Mortgage Association, 2.500%, 3/01/2062	107,961,938
73,850,922	Federal National Mortgage Association, 2.500%, 3/01/2062	60,225,644
45,867,565	Federal National Mortgage Association, 2.500%, 3/01/2062	37,405,063
28,172,447	Federal National Mortgage Association, 2.500%, 3/01/2062	23,051,879
27,188,027	Federal National Mortgage Association, 2.500%, 3/01/2062	22,221,964
59,864,603	Federal National Mortgage Association, 2.500%, 4/01/2062	48,818,991
28,018,423	Federal National Mortgage Association, 2.500%, 5/01/2062	22,849,092
76,087,366	Federal National Mortgage Association, 2.500%, 6/01/2062	62,048,610
39,335,267	Federal National Mortgage Association, 2.500%, 12/01/2062	32,077,339
27,073,316	Federal National Mortgage Association, 2.500%, 9/01/2063	22,077,537
10,444,258	Federal National Mortgage Association, 2.500%, 9/01/2063	8,516,985
44,584,433	Federal National Mortgage Association, 3.000%, 9/01/2062	38,235,712
21,690,283	Federal National Mortgage Association, 3.000%, 9/01/2062	18,413,345
5,991,778	Federal National Mortgage Association, 3.000%, 3/01/2063	5,086,527
24,662,959	Federal National Mortgage Association, 3.000%, 6/01/2063	21,150,933
19,941,875	Federal National Mortgage Association, 3.000%, 6/01/2063	16,929,119
7,382,533	Federal National Mortgage Association, 3.000%, 6/01/2064	6,248,797
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$4,773,579	Federal National Mortgage Association, 3.500%, 5/01/2052	$4,280,076
23,090,146	Federal National Mortgage Association, 3.500%, 6/01/2062	20,816,621
10,400,829	Federal National Mortgage Association, 3.500%, 9/01/2062	9,337,724
33,876,566	Federal National Mortgage Association, 3.500%, 12/01/2062	30,413,638
27,931,917	Federal National Mortgage Association, 3.500%, 12/01/2062	25,076,652
17,728,831	Federal National Mortgage Association, 3.500%, 6/01/2063	15,895,128
13,863,557	Federal National Mortgage Association, 3.500%, 9/01/2063	12,308,214
4,625,006	Federal National Mortgage Association, 3.500%, 12/01/2063	4,106,107
24,418,336	Federal National Mortgage Association, 3.500%, 6/01/2064	21,649,444
2,450,427	Federal National Mortgage Association, 4.000%, 9/01/2041	2,383,753
1,183,373	Federal National Mortgage Association, 4.000%, 8/01/2042	1,150,926
257,811	Federal National Mortgage Association, 4.000%, 11/01/2044	250,116
610,544	Federal National Mortgage Association, 4.000%, 2/01/2045	587,500
378,505	Federal National Mortgage Association, 4.000%, 4/01/2047	363,903
277,837	Federal National Mortgage Association, 4.000%, 4/01/2047	267,984
828,255	Federal National Mortgage Association, 4.000%, 11/01/2047	789,754
276,190	Federal National Mortgage Association, 4.000%, 12/01/2047	263,524
406,031	Federal National Mortgage Association, 4.000%, 3/01/2048	384,082
775,704	Federal National Mortgage Association, 4.000%, 6/01/2048	733,772
94,984	Federal National Mortgage Association, 4.000%, 2/01/2050	90,391
7,035,004	Federal National Mortgage Association, 4.000%, 6/01/2052	6,647,816
4,250,982	Federal National Mortgage Association, 4.000%, 7/01/2052	4,016,200
4,225,152	Federal National Mortgage Association, 4.000%, 8/01/2052	3,988,676
1,361,859	Federal National Mortgage Association, 4.000%, 11/01/2052	1,284,708
29,011	Federal National Mortgage Association, 4.500%, 8/01/2043	28,589
86,041	Federal National Mortgage Association, 4.500%, 3/01/2044	85,398
75,942	Federal National Mortgage Association, 4.500%, 5/01/2044	74,782
1,168,085	Federal National Mortgage Association, 4.500%, 1/01/2045	1,159,366
164,202	Federal National Mortgage Association, 4.500%, 1/01/2045	165,154
425,099	Federal National Mortgage Association, 4.500%, 7/01/2045	417,194
226,692	Federal National Mortgage Association, 4.500%, 8/01/2045	224,049
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$124,948	Federal National Mortgage Association, 4.500%, 8/01/2045	$124,014
272,963	Federal National Mortgage Association, 4.500%, 10/01/2045	270,925
508,221	Federal National Mortgage Association, 4.500%, 11/01/2045	504,425
363,668	Federal National Mortgage Association, 4.500%, 3/01/2046	362,256
13,152	Federal National Mortgage Association, 4.500%, 7/01/2046	13,054
325,167	Federal National Mortgage Association, 4.500%, 9/01/2046	322,400
226,344	Federal National Mortgage Association, 4.500%, 2/01/2047	223,143
535,993	Federal National Mortgage Association, 4.500%, 5/01/2047	527,483
305,371	Federal National Mortgage Association, 4.500%, 7/01/2048	301,391
1,220,925	Federal National Mortgage Association, 4.500%, 8/01/2048	1,205,768
272,893	Federal National Mortgage Association, 4.500%, 10/01/2049	267,826
8,580,891	Federal National Mortgage Association, 4.500%, 3/01/2053	8,323,464
9,833,764	Federal National Mortgage Association, 4.500%, 4/01/2053	9,560,814
1,182,916	Federal National Mortgage Association, 5.000%, 7/01/2048	1,196,629
557,411	Federal National Mortgage Association, 5.000%, 8/01/2048	563,644
309,112	Federal National Mortgage Association, 5.000%, 9/01/2048	312,569
2,038,022	Federal National Mortgage Association, 5.000%, 1/01/2049	2,057,112
761,280	Federal National Mortgage Association, 5.000%, 3/01/2049	768,386
3,873,146	Federal National Mortgage Association, 5.000%, 5/01/2053	3,897,052
2,026,399	Federal National Mortgage Association, 5.500%, 4/01/2050	2,078,143
943,500	Federal National Mortgage Association, 5.500%, 7/01/2053	953,470
672,526	Federal National Mortgage Association, 5.500%, 7/01/2053	681,691
11,967	Federal National Mortgage Association, 6.000%, 8/01/2034	12,458
47,468	Federal National Mortgage Association, 6.000%, 1/01/2037	49,460
1,235,341	Federal National Mortgage Association, 6.000%, 5/01/2049	1,292,548
2,201,690	Federal National Mortgage Association, 6.000%, 5/01/2053	2,271,565
1,421,293	Federal National Mortgage Association, 6.000%, 5/01/2053	1,467,554
1,067,880	Federal National Mortgage Association, 6.000%, 5/01/2053	1,101,772
905,366	Federal National Mortgage Association, 6.000%, 5/01/2053	936,212
939,594	Federal National Mortgage Association, 6.000%, 6/01/2053	964,875
887,442	Federal National Mortgage Association, 6.000%, 6/01/2053	920,812
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$10,935,773	Federal National Mortgage Association, 6.000%, 7/01/2053	$11,209,407
2,913,879	Federal National Mortgage Association, 6.000%, 7/01/2053	3,008,260
1,144,826	Federal National Mortgage Association, 6.000%, 7/01/2053	1,177,774
907,977	Federal National Mortgage Association, 6.000%, 7/01/2053	940,264
524,680	Federal National Mortgage Association, 6.000%, 7/01/2053	538,797
1,469,868	Federal National Mortgage Association, 6.000%, 8/01/2053	1,515,699
1,348,745	Federal National Mortgage Association, 6.000%, 8/01/2053	1,385,035
1,090,255	Federal National Mortgage Association, 6.000%, 8/01/2053	1,125,585
901	Federal National Mortgage Association, 6.500%, 1/01/2029	930
526	Federal National Mortgage Association, 6.500%, 5/01/2031	542
3,578,153	Federal National Mortgage Association, 6.500%, 8/01/2053	3,793,162
2,401,548	Federal National Mortgage Association, 6.500%, 8/01/2053	2,546,186
20,391,092	Federal National Mortgage Association, 6.500%, 7/01/2054	21,553,877
4,792	Federal National Mortgage Association, 7.000%, 10/01/2030	5,003
3,189	Federal National Mortgage Association, 7.000%, 10/01/2030	3,329
786,408	Federal National Mortgage Association, 7.000%, 10/01/2053	829,439
329,571	Federal National Mortgage Association, 7.000%, 10/01/2053	346,577
1,317,918	Federal National Mortgage Association, 7.000%, 11/01/2053	1,384,618
1,688,551	Federal National Mortgage Association, 7.000%, 3/01/2054	1,770,117
8,201,164	Federal National Mortgage Association, 7.000%, 6/01/2055	8,612,491
5,442,296	Federal National Mortgage Association, 7.000%, 6/01/2055	5,815,024
3,049	Federal National Mortgage Association, 7.500%, 7/01/2030	3,137
1,778	Federal National Mortgage Association, 7.500%, 2/01/2032	1,784
212,397	Federal National Mortgage Association, 8.000%, 1/01/2054	225,596
60,096	Government National Mortgage Association, 5.500%, 4/15/2038	63,022
3,768	Government National Mortgage Association, 6.000%, 1/15/2029	3,838
3,421	Government National Mortgage Association, 6.000%, 4/15/2038	3,592
1,403	Government National Mortgage Association, 6.500%, 1/15/2029	1,446
1,801	Government National Mortgage Association, 6.500%, 2/15/2031	1,835
1,473	Government National Mortgage Association, 6.500%, 9/15/2032	1,486
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,186	Government National Mortgage Association, 6.500%, 9/15/2032	$1,226
186	Government National Mortgage Association, 7.500%, 7/15/2030	188
		1,483,590,741
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,578,638
	Non-Agency Commercial Mortgage-Backed Securities — 1.7%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD SOFR + 0.989%, 5.140%, 10/15/2038(a)(b)	22,084,750
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,512,766
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,196,105
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,979,434
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,780,034
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.676%, 12/15/2038(a)(b)	7,082,399
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,430,820
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,615,459
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	8,210,211
578,109	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.985%, 7/10/2046(a)(b)	572,215
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,940,591
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,386,596
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,310,096
6,826,319	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.345%, 7/15/2038(a)(b)	6,826,319
1,252,265	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.515%, 7/15/2038(a)(b)	1,252,265
1,985,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.450%, 10/15/2042(a)(b)	1,985,000
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.314%, 8/10/2044(a)(b)	4,960,667
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,179,862
7,180,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.750%, 1/15/2042(a)(b)	7,166,171
3,126,843	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.150%, 6/15/2044(a)(b)	3,025,252
		132,497,012
	Other REITs — 0.4%
4,740,000	EPR Properties, 3.600%, 11/15/2031	4,374,624
Principal Amount (‡)	Description	Value (†)

	Other REITs — continued
$6,226,000	Starwood Property Trust, Inc., 5.250%, 10/15/2028(a)	$6,227,803
11,436,000	Starwood Property Trust, Inc., 5.750%, 1/15/2031(a)	11,428,886
6,970,000	Starwood Property Trust, Inc., 6.500%, 7/01/2030(a)	7,209,373
		29,240,686
	Paper — 0.2%
6,585,000	Celulosa Arauco y Constitucion SA, 6.180%, 5/05/2032(a)	6,871,448
10,225,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	10,814,164
		17,685,612
	Pharmaceuticals — 0.3%
11,526,000	Amgen, Inc., 5.750%, 3/02/2063	11,498,635
4,783,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,697,970
2,215,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	2,306,892
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,298,271
		19,801,768
	Property & Casualty Insurance — 0.3%
18,045,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	18,882,090
6,815,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,843,592
		23,725,682
	Refining — 0.2%
7,720,000	Raizen Fuels Finance SA, 6.450%, 3/05/2034(a)	7,522,291
3,475,000	Raizen Fuels Finance SA, 6.950%, 3/05/2054(a)	3,211,039
1,275,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	915,660
6,137,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	5,367,359
		17,016,349
	Retailers — 0.5%
13,655,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	10,166,413
5,110,000	El Puerto de Liverpool SAB de CV, 6.255%, 1/22/2032(a)	5,430,142
8,715,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(a)	9,345,852
9,285,000	Falabella SA, 3.375%, 1/15/2032(a)	8,318,140
8,382,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	7,959,693
		41,220,240
	Sovereigns — 1.0%
21,360,000	Chile Government International Bonds, 5.650%, 1/13/2037	22,441,884
3,760,000	Colombia Government International Bonds, 8.000%, 11/14/2035	4,034,480
7,710,000	Colombia Government International Bonds, 8.500%, 4/25/2035	8,531,115
12,845,000	Mexico Government International Bonds, 5.375%, 3/22/2033	12,806,465
7,280,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	7,589,491
14,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	13,730,446
8,520,000	Saudi Government International Bonds, 5.625%, 1/13/2035(a)	9,076,750
		78,210,631
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Supermarkets — 0.1%
$7,245,000	Kroger Co., 5.500%, 9/15/2054	$7,061,413
	Technology — 1.8%
3,225,000	Amkor Technology, Inc., 5.875%, 10/01/2033(a)	3,257,841
7,535,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	6,519,023
12,854,000	Corning, Inc., 5.450%, 11/15/2079	12,064,473
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	2,124,046
3,374,000	Equifax, Inc., 7.000%, 7/01/2037	3,812,813
2,315,000	Flex Ltd., 5.250%, 1/15/2032	2,373,427
15,011,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,234,957
9,801,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	9,355,308
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	5,028,255
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,302,215
3,170,000	Micron Technology, Inc., 5.650%, 11/01/2032	3,326,695
12,565,000	Micron Technology, Inc., 5.800%, 1/15/2035	13,218,854
2,265,000	Micron Technology, Inc., 6.050%, 11/01/2035	2,420,013
14,226,000	Oracle Corp., 4.100%, 3/25/2061	10,242,833
19,100,000	Oracle Corp., 4.800%, 9/26/2032	19,122,967
1,027,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(a)	1,041,707
1,097,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	1,060,140
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	38,605
7,579,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	6,994,498
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,986,686
12,817,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	12,079,868
		137,605,224
	Treasuries — 36.1%
598,948(d )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2033, (BRL)	94,920,932
7,544,307(e )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	41,788,544
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	105,030,825
233,410,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	163,915,818
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	53,345,715
66,935,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	52,368,793
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	39,420,666
14,770,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	12,584,502
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	28,022,956
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,394,809
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	65,391,168
5,900,000	U.S. Treasury Bonds, 4.125%, 8/15/2044	5,476,398
98,135,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	88,701,007
24,415,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	22,536,190
30,790,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	30,115,266
123,020,000	U.S. Treasury Bonds, 4.500%, 11/15/2054	118,449,999
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,620,716
6,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2044	6,082,917
4,615,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	4,534,238
34,315,000	U.S. Treasury Bonds, 4.625%, 2/15/2055	33,730,573
12,405,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	12,536,803
30,883,800	U.S. Treasury Bonds, 4.750%, 5/15/2055	30,980,312
33,156,200	U.S. Treasury Bonds, 4.750%, 8/15/2055	33,270,174
26,550,000	U.S. Treasury Notes, 2.750%, 8/15/2032	24,682,166
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,067,077
18,801,400	U.S. Treasury Notes, 3.125%, 8/31/2029	18,416,559
155,370,900	U.S. Treasury Notes, 3.375%, 5/15/2033	149,241,033
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	124,007,732
400,595,000	U.S. Treasury Notes, 3.625%, 8/31/2027	400,579,353
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,768,684
195,653,200	U.S. Treasury Notes, 3.625%, 9/30/2030	194,659,650
5,970,000	U.S. Treasury Notes, 3.750%, 8/31/2031	5,942,948
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$22,455,000	U.S. Treasury Notes, 3.875%, 12/31/2027	$22,578,678
80,785,000	U.S. Treasury Notes, 3.875%, 3/15/2028	81,293,062
39,128,100	U.S. Treasury Notes, 3.875%, 8/31/2032	39,011,938
166,200	U.S. Treasury Notes, 3.875%, 9/30/2032	165,655
32,370,000	U.S. Treasury Notes, 3.875%, 8/15/2033	32,101,936
135,680,000	U.S. Treasury Notes, 4.000%, 4/30/2032	136,469,700
168,940,000	U.S. Treasury Notes, 4.000%, 6/30/2032	169,811,097
38,165,000	U.S. Treasury Notes, 4.000%, 7/31/2032	38,343,898
13,580,000	U.S. Treasury Notes, 4.125%, 3/31/2032	13,760,359
6,835,000	U.S. Treasury Notes, 4.125%, 5/31/2032	6,921,505
92,710,000	U.S. Treasury Notes, 4.125%, 11/15/2032	93,789,202
5,795,000	U.S. Treasury Notes, 4.250%, 6/30/2029	5,910,221
20,026,500	U.S. Treasury Notes, 4.250%, 8/15/2035	20,189,215
13,635,000	U.S. Treasury Notes, 4.500%, 11/15/2033	14,097,312
1,823,002,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	46,176,620
176,060,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	4,483,932
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,370,963
1,006,075,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	27,668,387
		2,765,728,203
	Wireless — 0.4%
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	776,295
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,982,635
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	5,159,734
15,325,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	15,312,433
4,605,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	4,785,977
		29,017,074
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,503,189
2,205,000	AT&T, Inc., 3.550%, 9/15/2055	1,519,505
12,326,000	AT&T, Inc., 3.650%, 9/15/2059	8,427,345
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,375,665
		20,825,704
	Total Non-Convertible Bonds (Identified Cost $7,073,161,851)	6,797,374,169

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,529,162
	Total Bonds and Notes (Identified Cost $7,085,946,851)	6,804,903,331

Collateralized Loan Obligations — 5.6%
3,395,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 8.099%, 10/15/2034(a)(b)	3,399,980
3,470,000	37 Capital CLO 3 Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.500%, 5.818%, 7/15/2038(a)(b)	3,490,313
4,230,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class D1R, 3 mo. USD SOFR + 2.750%, 7.068%, 4/15/2035(a)(b)	4,181,055
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$2,365,000	37 Capital CLO II Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 6.518%, 7/15/2034(a)(b)	$2,366,227
2,905,000	37 Capital CLO II Ltd., Series 2022-1A, Class DR, 3 mo. USD SOFR + 3.400%, 7.718%, 7/15/2034(a)(b)	2,911,225
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 6.718%, 4/15/2037(a)(b)	1,823,256
3,500,000	720 East CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 1.900%, 6.226%, 1/20/2038(a)(b)	3,509,957
6,520,000	AGL CLO 30 Ltd., Series 2024-30RA, Class B, 3 mo. USD SOFR + 2.050%, 6.376%, 4/21/2037(a)(b)	6,543,114
5,685,000	AGL CLO 44 Ltd., Series 2025-44A, Class D1, 3 mo. USD SOFR + 2.500%, 6.453%, 10/22/2037(a)(b)	5,645,910
1,550,000	AGL CLO 7 Ltd., Series 2020-7A, Class D1R2, 3 mo. USD SOFR + 2.800%, 6.942%, 10/15/2038(a)(b)	1,550,000
1,150,000	AIMCO CLO, Series 2018-BA, Class ARR, 3 mo. USD SOFR + 1.500%, 5.818%, 4/16/2037(a)(b)	1,154,649
3,140,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, 3 mo. USD SOFR + 1.410%, 5.621%, 7/20/2038(a)(b)	3,153,816
940,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class B, 3 mo. USD SOFR + 2.250%, 6.576%, 4/20/2037(a)(b)	942,590
4,125,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class B1, 3 mo. USD SOFR + 2.150%, 6.476%, 7/20/2037(a)(b)	4,140,378
2,935,000	Anchorage Capital CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 1.750%, 6.076%, 1/20/2037(a)(b)	2,937,301
1,735,000	Anchorage Capital CLO Ltd., Series 2020-15A, Class DR2, 3 mo. USD SOFR + 3.420%, 7.631%, 7/20/2038(a)(b)	1,748,578
456,724	Atlas Senior Secured Loan Fund VIII Ltd., Series 2017-8A, Class B, 3 mo. USD SOFR + 1.932%, 6.249%, 1/16/2030(a)(b)	456,824
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 6.118%, 7/16/2037(a)(b)	1,654,503
2,000,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.618%, 7/16/2037(a)(b)	2,016,374
5,775,000	Bain Capital CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 6.318%, 4/16/2037(a)(b)	5,792,481
6,715,000	Balboa Bay Loan Funding Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.656%, 1/20/2038(a)(b)	6,741,142
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 6.129%, 7/15/2032(a)(b)	1,401,070
3,810,000	Barings CLO Ltd., Series 2018-2A, Class B2R, 3 mo. USD SOFR + 1.750%, 6.068%, 7/15/2036(a)(b)	3,821,552
1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR3, 3 mo. USD SOFR + 1.250%, 5.579%, 7/18/2030(a)(b)	1,064,984
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD SOFR + 1.432%, 5.750%, 1/25/2035(a)(b)	5,004,960
Principal Amount (‡)	Description	Value (†)

$400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 7.829%, 4/15/2034(a)(b)	$396,715
5,930,000	Battalion CLO XVI Ltd., Series 2019-16A, Class CR2, 3 mo. USD SOFR + 2.000%, 6.326%, 1/20/2038(a)(b)	5,943,088
4,245,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SOFR + 1.450%, 5.722%, 7/15/2036(a)(b)	4,247,033
4,215,000	BCC Middle Market CLO LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.620%, 5.725%, 7/17/2037(a)(b)	4,226,250
2,560,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class C, 3 mo. USD SOFR + 1.850%, 6.169%, 1/25/2038(a)(b)	2,566,766
6,890,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 3 mo. USD SOFR + 1.650%, 5.969%, 1/25/2038(a)(b)	6,911,559
6,625,000	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD SOFR + 1.360%, 5.692%, 1/22/2038(a)(b)	6,644,815
2,770,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class D1, 3 mo. USD SOFR + 2.800%, 6.957%, 10/23/2038(a)(b)	2,782,160
8,450,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.751%, 7/20/2037(a)(b)	8,470,770
4,000,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class C, 3 mo. USD SOFR + 2.000%, 6.332%, 10/22/2037(a)(b)	4,017,608
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 6.330%, 7/25/2034(a)(b)	1,867,540
3,185,000	Bridge Street CLO III Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.300%, 6.626%, 10/20/2037(a)(b)	3,207,521
2,430,000	Bridge Street CLO Ltd., Series 2025-1A, Class C1, 3 mo. USD SOFR + 1.950%, 6.276%, 4/20/2038(a)(b)	2,442,957
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 5.938%, 4/15/2037(a)(b)	6,818,576
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 6.279%, 7/15/2031(a)(b)	500,572
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2R3, 3 mo. USD SOFR + 1.650%, 5.976%, 1/20/2032(a)(b)	545,507
3,799,500	CarVal CLO II Ltd., Series 2019-1A, Class DR2, 3 mo. USD SOFR + 2.700%, 7.026%, 4/20/2032(a)(b)	3,799,538
4,965,000	Carval CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.786%, 7/20/2037(a)(b)	4,984,905
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD SOFR + 1.912%, 6.234%, 7/17/2034(a)(b)	525,862
1,440,000	Cedar Funding VIII CLO Ltd., Series 2017-8A, Class ARR, 3 mo. USD SOFR + 1.220%, 5.542%, 1/17/2038(a)(b)	1,440,019
8,815,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 6.068%, 7/15/2036(a)(b)	8,835,839
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,695,000	CIFC Funding Ltd., Series 2014-4RA, Class CRR, 3 mo. USD SOFR + 2.600%, 6.922%, 1/17/2035(a)(b)	$1,697,797
3,235,000	CIFC Funding Ltd., Series 2019-7A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.791%, 10/19/2038(a)(b)	3,282,765
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 6.229%, 7/15/2036(a)(b)	2,939,309
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.687%, 10/20/2034(a)(b)	4,512,083
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class DR, 3 mo. USD SOFR + 2.700%, 6.928%, 1/23/2035(a)(b)	7,198,434
7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 6.176%, 7/21/2037(a)(b)	7,131,047
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.856%, 4/20/2037(a)(b)	4,225,737
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 5.757%, 7/20/2034(a)(b)	7,656,301
7,555,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A2R, 3 mo. USD SOFR + 1.700%, 6.018%, 1/15/2038(a)(b)	7,584,079
1,710,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 5.602%, 1/15/2031(a)(b)	1,710,988
3,575,000	Franklin Park Place CLO VI LLC, Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.100%, 7.423%, 7/15/2038(a)(b)	3,588,896
1,855,000	Garnet CLO 2 Ltd., Series 2025-2A, Class D1, 3 mo. USD SOFR + 3.100%, 7.181%, 10/20/2038(a)(b)	1,852,663
6,285,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 0.000%, 10/20/2038(a)(b)(f)	6,285,000
3,155,000	Garnet CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.500%, 5.770%, 7/20/2037(a)(b)	3,166,585
5,525,000	Garnet CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.400%, 7.670%, 7/20/2037(a)(b)	5,613,737
2,945,000	Generate CLO 13 Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 6.132%, 1/20/2037(a)(b)	2,957,699
7,000,000	Generate CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 5.952%, 4/22/2037(a)(b)	7,020,825
6,105,000	Golub Capital BDC 4 CLO 1 LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.630%, 5.924%, 7/20/2037(a)(b)	6,113,407
5,155,000	Golub Capital Partners CLO 64B-R Ltd., Series 2022-64A, Class BR, 3 mo. USD SOFR + 1.750%, 6.069%, 10/25/2037(a)(b)	5,175,228
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 6.419%, 4/25/2037(a)(b)	6,045,732
3,895,000	Golub Capital Partners CLO 79B Ltd., Series 2025-79A, Class C, 3 mo. USD SOFR + 1.720%, 5.972%, 4/20/2038(a)(b)	3,900,425
Principal Amount (‡)	Description	Value (†)

$1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.892%, 6.205%, 4/26/2031(a)(b)	$1,519,579
6,505,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.700%, 6.018%, 1/15/2038(a)(b)	6,537,831
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 6.187%, 7/20/2031(a)(b)	1,612,019
1,405,000	Madison Park Funding XLII Ltd., Series 13A, Class B, 3 mo. USD SOFR + 1.762%, 6.081%, 11/21/2030(a)(b)	1,406,939
1,630,000	Madison Park Funding XXVII Ltd., Series 2018-27A, Class CR, 3 mo. USD SOFR + 1.900%, 6.226%, 4/20/2038(a)(b)	1,636,491
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 6.487%, 4/20/2032(a)(b)	475,906
3,160,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 5.848%, 4/15/2037(a)(b)	3,169,995
835,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, 3 mo. USD SOFR + 1.912%, 6.234%, 7/17/2034(a)(b)	835,000
4,950,000	Magnetite XVII Ltd., Series 2016-17A, Class AR2, 3 mo. USD SOFR + 1.500%, 5.826%, 4/20/2037(a)(b)	4,970,349
3,595,000	Milos CLO Ltd., Series 2017-1A, Class BR, 3 mo. USD SOFR + 1.812%, 6.137%, 10/20/2030(a)(b)	3,596,291
5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 7.418%, 7/15/2038(a)(b)	5,035,805
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.062%, 7.387%, 10/20/2034(a)(b)	2,745,000
6,235,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 5.972%, 10/17/2036(a)(b)	6,235,000
3,205,000	Octagon 62 Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.700%, 6.019%, 1/23/2038(a)(b)	3,212,612
7,000,000	Octagon Investment Partners 49 Ltd., Series 2020-5A, Class CR, 3 mo. USD SOFR + 2.400%, 6.718%, 4/15/2037(a)(b)	7,025,942
4,355,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.900%, 6.226%, 4/20/2037(a)(b)	4,367,878
3,335,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.650%, 5.979%, 1/18/2038(a)(b)	3,349,717
2,925,000	OZLM XVIII Ltd., Series 2018-18A, Class C, 3 mo. USD SOFR + 2.112%, 6.429%, 4/15/2031(a)(b)	2,932,994
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.918%, 7/15/2037(a)(b)	2,608,941
2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.468%, 7/15/2037(a)(b)	2,499,619
4,695,000	Palmer Square CLO Ltd., Series 2022-1A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.713%, 10/20/2038(a)(b)	4,727,518
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 7.276%, 7/20/2037(a)(b)	$2,388,439
2,470,000	Palmer Square CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 5.968%, 1/15/2038(a)(b)	2,479,512
2,520,000	Palmer Square CLO Ltd., Series 2025-1A, Class D2, 3 mo. USD SOFR + 3.550%, 7.862%, 4/20/2038(a)(b)	2,529,619
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 6.218%, 10/15/2030(a)(b)	1,000,920
2,320,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.862%, 6.187%, 7/20/2034(a)(b)	2,323,552
3,450,000	Polen Capital CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.961%, 3/06/2038(a)(b)	3,469,403
3,845,000	Polen Capital CLO Ltd., Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.150%, 7.411%, 3/06/2038(a)(b)	3,871,519
1,535,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.226%, 4/20/2035(a)(b)	1,535,645
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 6.426%, 4/20/2037(a)(b)	5,404,348
2,320,000	Post CLO VI Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.420%, 5.746%, 1/20/2038(a)(b)	2,328,452
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD SOFR + 1.962%, 6.291%, 10/18/2034(a)(b)	3,732,984
8,550,000	Rad CLO 27 Ltd., Series 2024-27A, Class A1, 3 mo. USD SOFR + 1.320%, 5.638%, 1/15/2038(a)(b)	8,568,947
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 6.237%, 4/20/2034(a)(b)	1,495,942
7,045,000	RR 28 Ltd., Series 2024-28RA, Class A2R, 3 mo. USD SOFR + 2.050%, 6.368%, 4/15/2037(a)(b)	7,068,248
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 5.948%, 4/15/2037(a)(b)	7,017,794
5,025,000	Sixth Street CLO 27 Ltd., Series 2024-27A, Class C, 3 mo. USD SOFR + 1.850%, 6.172%, 1/17/2038(a)(b)	5,034,733
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 5.839%, 4/23/2037(a)(b)	5,426,154
2,060,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class CR, 3 mo. USD SOFR + 2.750%, 7.076%, 1/20/2037(a)(b)	2,067,917
2,165,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.981%, 4/20/2038(a)(b)	2,170,503
2,525,000	Symetra CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.000%, 6.281%, 4/20/2038(a)(b)	2,536,196
1,660,000	Symetra CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.250%, 7.531%, 4/20/2038(a)(b)	1,672,619
6,885,000	Symphony CLO 40 Ltd., Series 2023-40A, Class AR, 3 mo. USD SOFR + 1.310%, 5.630%, 1/05/2038(a)(b)	6,902,509
Principal Amount (‡)	Description	Value (†)

$1,880,000	TICP CLO XII Ltd., Series 2018-12A, Class BR, 3 mo. USD SOFR + 1.912%, 6.229%, 7/15/2034(a)(b)	$1,881,906
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD SOFR + 1.432%, 5.757%, 7/21/2034(a)(b)	5,001,695
4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 6.379%, 7/18/2037(a)(b)	4,119,121
7,170,000	Wellfleet CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.330%, 5.526%, 2/25/2038(a)(b)	7,199,505
2,280,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class C, 3 mo. USD SOFR + 3.100%, 7.426%, 10/20/2036(a)(b)	2,285,880
	Total Collateralized Loan Obligations (Identified Cost $428,139,760)	430,302,064

Short-Term Investments — 5.7%
105,953,752	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $105,961,552 on 10/01/2025 collateralized by $74,632,700 U.S. Treasury Note, 1.750% due 1/31/2029 valued at $70,394,590; $36,811,500 U.S. Treasury Note, 4.375% due 8/31/2028 valued at $37,678,339 including accrued interest (Note 2 of Notes to Financial Statements)	105,953,752
73,887,000	Federal Home Loan Bank Discount Notes, 3.800%, 10/15/2025(g)	73,762,931
93,300,000	Federal Home Loan Bank Discount Notes, 3.900%, 10/06/2025(g)	93,237,333
68,850,000	Federal Home Loan Bank Discount Notes, 3.900%, 10/08/2025(g)	68,788,341
46,333,800	U.S. Treasury Bills, 3.885%, 12/18/2025(g)	45,945,612
14,635,000	U.S. Treasury Bills, 3.987%, 12/11/2025(g)(h)	14,523,876
16,164,000	U.S. Treasury Bills, 3.996%, 10/02/2025(g)	16,162,194
19,035,000	U.S. Treasury Bills, 4.021%, 11/06/2025(g)	18,958,432
	Total Short-Term Investments (Identified Cost $437,363,202)	437,332,471
	Total Investments — 100.1% (Identified Cost $7,951,449,813)	7,672,537,866
	Other assets less liabilities — (0.1)%	(9,406,231)
	Net Assets — 100.0%	$7,663,131,635

Bonds and Notes Sold Short — (1.0)%
	Mortgage Related — (1.0)%
$(99,499,000)	Uniform Mortgage-Backed Security, TBA, 2.000%, 10/01/2055(i) (Proceeds $78,663,653)	$(80,266,028)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $1,809,123,242 or
23.6% of net assets.

See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
(b)
Variable rate security. Rate as of September 30, 2025 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Amount shown represents units. One unit represents a principal amount of 1,000.
(e)	Amount shown represents units. One unit represents a principal amount of 100.
(f)	New issue unsettled as of September 30, 2025. Coupon rate does not take effect until settlement date.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	When–issued/delayed delivery.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2025	447	$50,064,845	$50,287,500	$222,655
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	4,288	895,250,987	893,612,502	(1,638,485)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	1,581	172,425,816	172,637,790	211,974
Total					$(1,203,856)
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 67.9% of Net Assets
	Canada — 1.5%
484,000	CGI, Inc.	$43,110,326
	France — 0.6%
30,179	LVMH Moet Hennessy Louis Vuitton SE	18,571,596
	Japan — 1.8%
1,367,961	Nomura Research Institute Ltd.	52,518,810
	Netherlands — 2.8%
83,850	ASML Holding NV	81,769,425
	Sweden — 2.2%
3,773,684	Atlas Copco AB, Class A	63,994,060
	Taiwan — 3.4%
2,287,000	Taiwan Semiconductor Manufacturing Co. Ltd.	99,342,281
	United Kingdom — 2.8%
1,053,760	Halma PLC	49,053,275
277,378	London Stock Exchange Group PLC	31,810,555
		80,863,830
	United States — 52.8%
25,106	Adobe, Inc.(a)	8,856,141
305,457	Airbnb, Inc., Class A(a)	37,088,589
310,180	Alphabet, Inc., Class A	75,404,758
437,014	Amazon.com, Inc.(a)	95,955,164
73,246	BlackRock, Inc.	85,395,314
150,904	Builders FirstSource, Inc.(a)	18,297,110
54,592	Costco Wholesale Corp.	50,531,993
141,434	Cummins, Inc.	59,737,479
216,541	Danaher Corp.	42,931,419
66,900	Goldman Sachs Group, Inc.	53,275,815
241,633	Hilton Worldwide Holdings, Inc.	62,689,266
181,051	Home Depot, Inc.	73,360,055
188,367	JPMorgan Chase & Co.	59,416,603
36,909	KLA Corp.	39,810,047
122,770	Linde PLC	58,315,750
150,920	Mastercard, Inc., Class A	85,844,805
45,000	Mettler-Toledo International, Inc.(a)	55,242,450
760,668	NVIDIA Corp.	141,925,435
644,008	O'Reilly Automotive, Inc.(a)	69,430,502
103,840	Parker-Hannifin Corp.	78,726,296
44,301	Progressive Corp.	10,940,132
114,781	Roper Technologies, Inc.	57,240,137
174,765	S&P Global, Inc.	85,059,873
53,759	Salesforce, Inc.	12,740,883
176,777	Schneider Electric SE	49,757,825
108,479	Trane Technologies PLC	45,773,799
45,061	UnitedHealth Group, Inc.	15,559,563
		1,529,307,203
	Total Common Stocks (Identified Cost $1,344,243,231)	1,969,477,531

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 29.3%

Non-Convertible Bonds — 29.2%
	Argentina — 0.3%
$11,555,000	Argentina Republic Government International Bonds, (Step to 4.750% on 7/09/2027), 4.125%, 7/09/2035(b)	$6,002,823
1,690,000	Telecom Argentina SA, 9.250%, 5/28/2033(c)	1,660,250
		7,663,073
	Australia — 1.4%
2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,892,607
4,295,000	Australia Government Bonds, 0.500%, 9/21/2026, (AUD)	2,759,356
4,430,000	Australia Government Bonds, 3.000%, 11/21/2033, (AUD)	2,702,335
14,450,000	Glencore Funding LLC, 5.634%, 4/04/2034(c)	15,038,881
5,630,000	Glencore Funding LLC, 6.500%, 10/06/2033(c)	6,204,236
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(c)	4,508,982
40,000	Mineral Resources Ltd., 8.000%, 11/01/2027(c)	40,772
125,000	Mineral Resources Ltd., 9.250%, 10/01/2028(c)	130,976
10,135,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	5,636,938
		39,915,083
	Belgium — 0.1%
2,365,000	Anheuser-Busch InBev SA, EMTN, 3.700%, 4/02/2040, (EUR)	2,696,112
	Brazil — 1.2%
8,755,000	Brazil Government International Bonds, 4.500%, 5/30/2029	8,684,084
4,475,000	Brazil Government International Bonds, 6.000%, 10/20/2033	4,582,400
2,190,000	Brazil Government International Bonds, 6.125%, 3/15/2034	2,237,085
43,401 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	7,138,454
25,149 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2035, (BRL)	3,868,544
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030(c)	630,716
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,378,545
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	520,329
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	1,063,343
2,470,000	Suzano Netherlands BV, 5.500%, 1/15/2036	2,472,470
		33,575,970
	Canada — 1.8%
75,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(c)	71,609
20,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(c)	19,521
4,825,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(c)	4,547,193
650,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(c)	657,816
280,049	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(c)	273,678
574,232	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(c)	542,712
755,000	Antares Holdings LP, 3.750%, 7/15/2027(c)	734,119
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Canada — continued
$1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(c)	$1,201,603
305,000	Antares Holdings LP, 7.950%, 8/11/2028(c)	324,460
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,055,757
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,515,635
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	1,007,753
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	2,005,709
16,995,000	Canada Government Bonds, 2.750%, 3/01/2030, (CAD)	12,241,114
10,605,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	7,716,801
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,338,790
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,401,277
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,332,354
655,000	Open Text Corp., 3.875%, 12/01/2029(c)	619,139
3,170,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(c)	3,002,931
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,379,493
1,580,000	Videotron Ltd., 5.125%, 4/15/2027(c)	1,580,130
		52,569,594
	Chile — 0.7%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	521,128
975,000	Antofagasta PLC, 5.625%, 5/13/2032	1,008,785
510,000	Antofagasta PLC, 6.250%, 5/02/2034(c)	546,696
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(c)	2,340,372
2,485,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 3/01/2035, (CLP)	2,480,599
805,000	Chile Government International Bonds, 2.550%, 1/27/2032	716,047
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,443,399
2,550,000	Colbun SA, 5.375%, 9/11/2035(c)	2,545,920
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(c)	1,852,192
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(c)	528,175
647,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(c)	595,415
525,000	Enel Chile SA, 4.875%, 6/12/2028	533,423
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,535,238
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(c)	1,145,832
990,000	Sociedad Quimica y Minera de Chile SA, 5.500%, 9/10/2034(c)	999,900
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(c)	937,347
		21,730,468
	Colombia — 0.5%
3,920,000	Colombia Government International Bonds, 3.125%, 4/15/2031	3,400,404
1,080,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,134,270
355,000	Colombia Government International Bonds, 7.750%, 11/07/2036	371,862
2,293,900,000	Colombia TES, 6.250%, 11/26/2025, (COP)	582,132
29,559,900,000	Colombia TES, 7.500%, 8/26/2026, (COP)	7,440,578
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(c)	1,232,572
		14,161,818
Principal Amount (‡)	Description	Value (†)

	Congo — 0.0%
$1,210,000	Ivanhoe Mines Ltd., 7.875%, 1/23/2030(c)	$1,249,706
	Denmark — 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,647,635
	Dominican Republic — 0.2%
1,890,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(c)	1,849,081
1,005,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(c)	959,072
490,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(c)	498,595
845,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(c)	871,964
216,667	Dominican Republic International Bonds, 8.625%, 4/20/2027(c)	225,203
		4,403,915
	France — 0.2%
205,000	BNP Paribas SA, 4.375%, 5/12/2026(c)	204,613
990,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(c)	1,040,822
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(c)	1,329,659
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	1,068,557
1,485,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(c)	1,560,228
		5,203,879
	Germany — 0.2%
2,055,000	Bundesobligation, 2.400%, 4/18/2030, (EUR)	2,426,499
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,599,176
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(c)	331,799
400,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(c)	404,956
690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(c)	660,611
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(c)	262,421
		5,685,462
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(c)	1,004,546
	India — 0.2%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,763,246
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(c)	2,499,476
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(c)	1,217,250
		6,479,972
	Indonesia — 0.1%
38,112,000,000	Indonesia Treasury Bonds, 7.000%, 9/15/2030, (IDR)	2,425,309
	Ireland — 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,988,299
2,325,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(c)	2,468,076
3,245,000	Ireland Government Bonds, Zero Coupon, 10/18/2031, (EUR)	3,259,394
		8,715,769
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Israel — 1.1%
$1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	$1,299,615
2,755,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,884,705
1,174,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,153,129
11,096,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	8,281,057
1,635,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,632,716
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	512,710
1,430,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	1,489,325
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,818,067
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,624,477
5,445,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	5,607,855
		31,303,656
	Italy — 0.6%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(c)	200,435
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(c)	2,449,104
7,315,000	Italy Buoni Poliennali Del Tesoro, 2.950%, 7/01/2030, (EUR)	8,667,175
990,000	Italy Buoni Poliennali Del Tesoro, 3.650%, 8/01/2035, (EUR)	1,177,002
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(c)	886,392
2,055,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(c)	1,893,551
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(c)	1,482,761
825,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(c)	831,741
545,000	UniCredit SpA, EMTN, (fixed rate to 7/22/2026, variable rate thereafter), 2.200%, 7/22/2027, (EUR)	639,365
		18,227,526
	Japan — 1.0%
1,109,428,600	Japan Government CPI-Linked Bonds, 0.100%, 3/10/2028, (JPY)	7,617,259
1,257,600,000	Japan Government Ten Year Bonds, 1.100%, 6/20/2034, (JPY)	8,180,416
899,000,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	4,417,887
682,700,000	Japan Government Thirty Year Bonds, 2.800%, 6/20/2055, (JPY)	4,377,433
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,788,581
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,282,296
		27,663,872
	Korea — 0.6%
11,413,150,000	Korea Treasury Bonds, 1.500%, 12/10/2030, (KRW)	7,638,381
4,101,270,000	Korea Treasury Bonds, 2.500%, 9/10/2030, (KRW)	2,892,506
Principal Amount (‡)	Description	Value (†)

	Korea — continued
3,129,530,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	$2,240,924
3,868,290,000	Korea Treasury Bonds, 3.500%, 9/10/2028, (KRW)	2,826,873
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026(c)	768,252
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(c)	208,980
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(c)	145,688
		16,721,604
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	998,603
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	2,068,592
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	287,219
1,490,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	1,628,513
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	959,209
		5,942,136
	Malaysia — 0.1%
9,770,000	Malaysia Government Bonds, 3.828%, 7/05/2034, (MYR)	2,382,170
	Mexico — 1.6%
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	895,215
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	804,080
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031(c)	1,850,646
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	865,015
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(c)(e)	806,634
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,667,041
1,085,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(c)	1,163,540
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	334,671
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,375,552
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(c)	762,682
1,483,896 (f)	Mexico Bonos, 5.750%, 3/05/2026, (MXN)	8,032,493
629,822 (f)	Mexico Bonos, 7.500%, 6/03/2027, (MXN)	3,436,121
925,261 (f)	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	5,125,098
554,445 (f)	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,907,903
2,335,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,198,169
1,645,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,428,682
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	161,375
610,000	Mexico Government International Bonds, 4.875%, 5/19/2033	590,132
8,735,000	Mexico Government International Bonds, 5.000%, 5/07/2029	8,890,832
1,430,000	Mexico Government International Bonds, 5.850%, 7/02/2032	1,476,332
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mexico — continued
$550,000	Mexico Government International Bonds, 6.000%, 5/07/2036	$562,018
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,099,823
		47,434,054
	Morocco — 0.1%
3,310,000	OCP SA, 6.750%, 5/02/2034(c)	3,602,306
	Netherlands — 0.1%
1,600,000	Netherlands Government Bonds, Zero Coupon, 1/15/2029, (EUR)	1,747,502
	New Zealand — 0.5%
4,200,000	Fonterra Co-Operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,769,607
700,000	Fonterra Co-Operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	461,481
5,520,000	New Zealand Government Bonds, 1.500%, 5/15/2031, (NZD)	2,861,776
13,140,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	7,582,874
		13,675,738
	Nigeria — 0.1%
2,345,000	IHS Holding Ltd., 7.875%, 5/29/2030(c)	2,423,138
	Norway — 0.3%
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,370,699
19,765,000	Norway Government Bonds, 1.375%, 8/19/2030, (NOK)	1,759,491
16,500,000	Norway Government Bonds, 1.500%, 2/19/2026, (NOK)	1,638,312
33,750,000	Norway Government Bonds, 1.750%, 2/17/2027, (NOK)	3,288,927
455,000	Var Energi ASA, 8.000%, 11/15/2032(c)	528,046
		9,585,475
	Paraguay — 0.0%
1,220,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(c)	1,231,919
183,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(c)	183,324
		1,415,243
	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027(c)	3,078,352
630,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(c)	629,305
		3,707,657
	Poland — 0.4%
33,975,000	Republic of Poland Government Bonds, 1.250%, 10/25/2030, (PLN)	7,849,860
11,720,000	Republic of Poland Government Bonds, 4.500%, 7/25/2030, (PLN)	3,175,369
		11,025,229
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(c)	3,386,555
	Qatar — 0.1%
1,600,000	QatarEnergy, 2.250%, 7/12/2031(c)	1,439,968
	Singapore — 0.2%
8,755,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	6,817,039
Principal Amount (‡)	Description	Value (†)

	South Africa — 1.2%
$1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(c)	$1,284,921
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(c)	1,461,234
101,590,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	5,769,939
37,055,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	1,963,475
6,640,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,309,941
17,435,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(c)	18,176,206
		33,965,716
	Spain — 0.3%
800,000	Banco Santander SA, 6.938%, 11/07/2033	915,438
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	4,052,332
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	802,374
1,875,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	2,285,388
		8,055,532
	Supranationals — 0.2%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	7,132,997
	Sweden — 0.1%
40,955,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,872,985
	Switzerland — 0.2%
325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(c)	407,182
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(c)	2,739,086
690,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(c)(e)	693,692
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(c)	827,137
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045(b)	340,000
		5,007,097
	Turkey — 0.1%
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(c)	1,121,141
1,050,000	Turk Telekomunikasyon AS, 6.950%, 10/07/2032	1,050,000
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,414,270
		3,585,411
	United Arab Emirates — 0.0%
1,095,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030(c)	1,062,895
	United Kingdom — 1.2%
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(c)	1,321,708
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,228,387
1,180,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(c)	1,154,134
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United Kingdom — continued
$855,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(c)	$902,025
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(c)	68,453
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(c)	144,613
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030(c)	1,372,170
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	932,765
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(c)	1,335,231
235,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	316,498
7,975,000	U.K. Gilts, 4.125%, 7/22/2029, (GBP)	10,742,606
12,340,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	16,134,045
		35,652,635
	United States — 11.3%
1,775,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(c)	1,833,980
1,155,000	Allison Transmission, Inc., 3.750%, 1/30/2031(c)	1,067,095
589,966	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	588,362
965,000	American Honda Finance Corp., 5.150%, 7/09/2032	988,757
1,070,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(c)	1,095,301
260,000	Aptiv Swiss Holdings Ltd., 1.600%, 9/15/2028, (EUR)	297,362
425,000	Ashland, Inc., 3.375%, 9/01/2031(c)	376,453
420,000	Avantor Funding, Inc., 4.625%, 7/15/2028(c)	413,136
355,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(c)	364,595
1,675,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(c)	1,724,071
4,230,000	Ball Corp., 5.500%, 9/15/2033	4,275,468
1,030,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	962,317
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,189,401
5,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(c)	5,211
1,385,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(c)	1,239,575
2,985,000	Block, Inc., 3.500%, 6/01/2031	2,777,909
1,300,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,363,341
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,207,781
365,000	Boeing Co., 5.150%, 5/01/2030	374,547
899,000	Boeing Co., 5.705%, 5/01/2040	917,324
3,350,000	Boeing Co., 5.805%, 5/01/2050	3,346,864
5,145,000	Boeing Co., 6.528%, 5/01/2034	5,687,623
5,085,000	Boeing Co., 6.858%, 5/01/2054	5,800,475
115,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.772%, 12/15/2038(b)(c)	113,135
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.021%, 12/15/2038(b)(c)	856,769
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031(c)	2,837,679
2,845,000	Broadcom, Inc., 2.600%, 2/15/2033(c)	2,497,537
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033(c)	4,715,292
Principal Amount (‡)	Description	Value (†)

	United States — continued
$6,870,000	Broadcom, Inc., 3.469%, 4/15/2034(c)	$6,269,568
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(c)	2,436,953
1,090,000	Carnival Corp., 5.750%, 3/15/2030(c)	1,112,875
280,000	Carnival Corp., 5.750%, 8/01/2032(c)	284,950
2,780,000	Carnival Corp., 6.125%, 2/15/2033(c)	2,849,600
4,210,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	4,316,748
2,385,000	Centene Corp., 2.500%, 3/01/2031	2,054,472
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,322,435
420,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	265,721
430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	450,481
990,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	1,055,059
490,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	523,613
150,000	Chord Energy Corp., 6.000%, 10/01/2030(c)	148,956
2,635,000	Chord Energy Corp., 6.750%, 3/15/2033(c)	2,669,752
240,000	Civitas Resources, Inc., 8.375%, 7/01/2028(c)	248,772
1,185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(c)	1,227,262
245,000	Civitas Resources, Inc., 8.750%, 7/01/2031(c)	251,005
3,473,000	Continental Resources, Inc., 2.875%, 4/01/2032(c)	3,026,401
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(c)	4,807,614
13,550,000	CSC Holdings LLC, 3.375%, 2/15/2031(c)	8,739,007
1,995,000	CSC Holdings LLC, 4.125%, 12/01/2030(c)	1,306,436
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(c)	1,557,409
7,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(c)	2,494,519
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(c)	647,500
1,915,000	CSC Holdings LLC, 5.375%, 2/01/2028(c)	1,678,851
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(c)	188,486
805,000	CSC Holdings LLC, 7.500%, 4/01/2028(c)	582,962
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	967,191
50,000	Dillard's, Inc., 7.000%, 12/01/2028	53,045
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,177
2,610,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	2,577,953
1,075,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	1,066,088
1,630,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(c)	1,627,607
6,065,000	Discovery Communications LLC, 3.625%, 5/15/2030	5,602,881
2,985,000	Discovery Communications LLC, 6.350%, 6/01/2040	2,739,245
6,385,000	DISH DBS Corp., 5.250%, 12/01/2026(c)	6,273,865
795,000	DISH DBS Corp., 5.750%, 12/01/2028(c)	762,119
2,395,000	DISH DBS Corp., 7.750%, 7/01/2026	2,372,131
22,054,106	EchoStar Corp., 10.750%, 11/30/2029	24,263,266
1,707,260	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(g)	1,760,100
765,000	Entegris, Inc., 4.750%, 4/15/2029(c)	758,438
1,230,000	EQT Corp., 3.625%, 5/15/2031(c)	1,150,141
835,000	Equinix Europe 2 Financing Corp. LLC, 3.250%, 3/15/2031, (EUR)	977,056
5,170,000	Fair Isaac Corp., 6.000%, 5/15/2033(c)	5,234,331
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$580,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(c)	$597,503
470,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(c)	492,630
235,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(c)	249,935
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,695,436
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,914,392
480,000	GFL Environmental, Inc., 4.375%, 8/15/2029(c)	468,293
175,000	GFL Environmental, Inc., 6.750%, 1/15/2031(c)	183,124
2,945,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(c)	2,790,318
580,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(c)	578,975
2,440,000	HCA, Inc., 5.125%, 6/15/2039	2,351,093
1,035,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(c)	1,003,161
4,695,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(c)	4,296,419
475,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(c)	443,290
510,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(c)	517,984
1,235,000	Hologic, Inc., 3.250%, 2/15/2029(c)	1,192,506
1,637,600	iHeartCommunications, Inc., 7.750%, 8/15/2030(c)	1,360,305
2,025,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	2,151,203
1,580,000	Iron Mountain, Inc., 4.875%, 9/15/2029(c)	1,555,428
895,000	Iron Mountain, Inc., 5.250%, 7/15/2030(c)	885,125
795,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	751,033
765,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	845,710
1,740,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	1,849,962
530,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(c)	538,117
755,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(c)	773,327
5,680,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(e)	5,879,561
225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(c)	224,184
1,080,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(c)	1,042,147
45,000	Matador Resources Co., 6.250%, 4/15/2033(c)	45,211
1,810,000	Matador Resources Co., 6.500%, 4/15/2032(c)	1,827,320
155,000	Matador Resources Co., 6.875%, 4/15/2028(c)	158,184
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	709,839
5,560,000	Micron Technology, Inc., 5.875%, 2/09/2033	5,905,361
230,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(c)	212,839
795,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(c)	721,404
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(c)	424,231
3,655,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	3,174,831
1,035,000	NCL Corp. Ltd., 6.750%, 2/01/2032(c)	1,064,427
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(c)	23,078
Principal Amount (‡)	Description	Value (†)

	United States — continued
$855,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(c)	$867,072
575,000	ONEOK, Inc., 5.450%, 6/01/2047	530,498
2,020,000	Paychex, Inc., 5.600%, 4/15/2035	2,114,702
1,285,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(c)	1,286,910
3,210,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	2,938,236
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	304,461
1,575,000	Post Holdings, Inc., 4.500%, 9/15/2031(c)	1,471,443
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,428,836
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,653,911
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	452,766
2,325,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(c)	2,408,337
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	558,769
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,260,898
3,771,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(c)	3,521,525
1,520,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(c)	1,388,191
1,370,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(c)	1,368,932
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(c)	3,343,838
3,370,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(c)	3,436,320
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(c)	412,968
1,690,000	Ryan Specialty LLC, 5.875%, 8/01/2032(c)	1,708,904
1,115,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(c)	1,078,683
435,000	Sensata Technologies BV, 4.000%, 4/15/2029(c)	417,457
830,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(c)	765,989
220,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(c)	212,334
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(c)	941,648
1,015,000	SM Energy Co., 6.750%, 8/01/2029(c)	1,019,865
280,000	SM Energy Co., 7.000%, 8/01/2032(c)	280,216
686,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(c)	688,266
2,860,000	Synopsys, Inc., 5.700%, 4/01/2055	2,886,400
875,000	Targa Resources Corp., 6.125%, 3/15/2033	930,527
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	251,766
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	165,482
725,000	TD SYNNEX Corp., 6.100%, 4/12/2034	770,759
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	185,887
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	87,813
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,750,551
400,000	TopBuild Corp., 4.125%, 2/15/2032(c)	374,980
1,240,000	TopBuild Corp., 5.625%, 1/31/2034(c)	1,235,492
405,000	TransDigm, Inc., 6.750%, 8/15/2028(c)	413,197
875,000	Travel & Leisure Co., 4.500%, 12/01/2029(c)	845,353
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$920,000	Travel & Leisure Co., 4.625%, 3/01/2030(c)	$886,760
615,000	Travel & Leisure Co., 6.125%, 9/01/2033(c)	613,124
2,980,000	TriNet Group, Inc., 3.500%, 3/01/2029(c)	2,787,294
6,840,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	5,322,909
2,075,000	U.S. Treasury Notes, 2.750%, 8/15/2032	1,929,021
23,200,000	U.S. Treasury Notes, 4.000%, 3/31/2030(h)	23,465,531
182,396	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	182,197
1,525,000	United Rentals North America, Inc., 3.750%, 1/15/2032	1,412,731
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(c)	1,133,407
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(c)	806,417
1,360,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(c)	1,283,633
175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(c)	182,446
1,665,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(c)(e)	1,650,148
4,025,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(c)	4,236,946
1,045,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(c)	1,109,975
1,615,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(c)	1,784,591
440,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(c)	496,632
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,153,957
6,939,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	6,357,859
205,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	163,551
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	351,392
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	413,395
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	408,846
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	135,994
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	102,371
840,000	Western Midstream Operating LP, 6.150%, 4/01/2033	887,393
185,000	Whirlpool Corp., 6.125%, 6/15/2030	186,449
200,000	Whirlpool Corp., 6.500%, 6/15/2033	199,588
495,000	Yum! Brands, Inc., 3.625%, 3/15/2031	462,202
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,646,890
		327,040,118
	Uruguay — 0.1%
75,685,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,917,100
	Total Non-Convertible Bonds (Identified Cost $856,423,764)	845,921,665

Principal Amount (‡)	Description	Value (†)

Convertible Bonds — 0.1%
	United States — 0.1%
$1,916,657	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(g)	$4,714,976
	Total Convertible Bonds (Identified Cost $2,035,710)	4,714,976

Municipals — 0.0%
	United States — 0.0%
115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $114,991)	86,611
	Total Bonds and Notes (Identified Cost $858,574,465)	850,723,252

Senior Loans — 1.0%
	Ireland — 0.1%
1,417,212	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 11/30/2030(b)(i)	1,411,189
478,800	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.002%, 6/04/2032(b)(i)	477,871
		1,889,060
	United Kingdom — 0.1%
2,477,566	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.940%, 2/15/2031(b)(i)	2,463,121
	United States — 0.8%
1,887,264	Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.666%, 9/19/2031(b)(i)	1,881,791
913,832	Aramark Services, Inc., 2024 Term Loan B8, USD SOFR + 2.000%, 6.173%, 6/22/2030(b)(i)	914,783
100,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 4/06/2028(b)(i)	100,000
1,095,015	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/23/2031(b)	1,094,424
497,477	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.413%, 1/15/2031(b)(i)	497,064
204,504	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.885%, 10/24/2030(b)(i)	204,632
203,972	Citadel Securities LP, 2024 First Lien Term Loan, 1 mo. USD SOFR + 2.000%, 6.163%, 10/31/2031(b)(i)	204,305
650,000	Clean Harbors, Inc., 2025 Term Loan, 9/24/2032(j)	650,812
225,852	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.650%, 1/18/2028(b)(i)	224,255
189,049	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/09/2031(b)(i)	189,304
616,900	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.005%, 3/04/2032(b)(i)	615,746
1,475,000	Gryphon Acquire NewCo LLC, Term Loan B, 6 mo. USD SOFR + 3.000%, 6.879%, 9/13/2032(b)(i)	1,478,230
9,626	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(b)(i)	9,640
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$498,389	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(b)(i)	$499,136
54,819	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(k)	54,901
746,411	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.908%, 11/08/2030(b)	746,889
20,200	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 8/02/2028(b)(i)	20,168
2,071,819	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 1/17/2031(b)(i)	2,068,587
226,926	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.250%, 6.575%, 6/20/2030(b)(i)	227,203
486,449	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.752%, 1/02/2031(b)(i)	488,517
813,079	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.413%, 3/20/2032(b)(i)	813,818
98,752	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.393%, 4/14/2029(b)(i)	98,815
801,835	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 3/11/2032(b)(i)	803,014
219,443	NRG Energy, Inc., 2024 Term Loan, 4/16/2031(j)	219,375
1,863,386	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.064%, 4/16/2031(b)(i)	1,862,809
229,465	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 6.147%, 2/11/2028(b)(i)	229,610
1,031,197	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(i)	1,029,908
152,845	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 9/15/2031(b)(i)	152,798
241,938	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 5/01/2031(b)(i)	240,183
755,000	Solstice Advanced Materials, Inc., Term Loan B, 9/17/2032(j)	755,476
149,251	Terex Corp., 2025 Term Loan, 10/08/2031(j)	149,400
2,043,753	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.913%, 6/24/2031(b)(i)	2,041,771
93,578	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.502%, 2/28/2031(b)(i)	93,517
161,566	TransDigm, Inc., 2025 Term Loan K, 3 mo. USD SOFR + 2.250%, 6.252%, 3/22/2030(b)(i)	161,372
270,504	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.752%, 5/06/2031(b)(i)	270,082
Principal Amount (‡)	Description	Value (†)

	United States — continued
$164,582	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.663%, 2/14/2031(b)(i)	$165,250
2,054,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 5/24/2030(b)(i)	2,059,874
		23,317,459
	Total Senior Loans (Identified Cost $27,682,489)	27,669,640

Collateralized Loan Obligations — 0.3%
450,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.640%, 7/22/2038(b)(c)	451,575
1,695,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.310%, 5.629%, 1/25/2038(b)(c)	1,700,083
455,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(b)(c)	456,312
315,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 5.371%, 10/19/2038(b)(c)	315,974
510,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.533%, 7/20/2038(b)(c)	511,559
250,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 5.596%, 4/20/2038(b)(c)	250,693
665,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(b)(c)	667,328
380,000	Golub Capital CLO 82 B Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(b)(c)	380,164
305,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.556%, 10/25/2038(b)(c)	304,826
530,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.696%, 7/20/2037(b)(c)	531,355
760,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 5.539%, 7/18/2037(b)(c)	761,140
475,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 5.422%, 10/19/2038(b)(c)	476,420
565,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 5.575%, 10/15/2038(b)(c)	566,836
650,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.288%, 10/15/2038(b)(c)	650,281
675,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.518%, 7/15/2037(b)(c)	675,661
	Total Collateralized Loan Obligations (Identified Cost $8,686,328)	8,700,207

See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

Short-Term Investments — 0.5%
$12,664,474	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $12,665,406 on 10/01/2025 collateralized by $14,522,000 U.S. Treasury Note, 1.875% due 2/15/2032 valued at $12,917,782 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $12,664,474)	$12,664,474
	Total Investments — 99.0% (Identified Cost $2,251,850,987)	2,869,235,104
	Other assets less liabilities — 1.0%	29,976,803
	Net Assets — 100.0%	$2,899,211,907

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
Variable rate security. Rate as of September 30, 2025 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(c)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
September 30, 2025, the value of Rule 144A holdings amounted to $297,125,584 or 10.2% of net assets.

(d)	Amount shown represents units. One unit represents a principal amount of 1,000.
(e)	Perpetual bond with no specified maturity date.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
0.50%, to which the spread is added.

(j)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
Unfunded loan commitment. An unfunded loan commitment is
a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the
rate will become the stated rate in the loan agreement. See
Note 2 of Notes to Financial Statements.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/02/2025	BRL	S	55,600,000	$10,022,533	$10,297,822	$(275,289)
Bank of America N.A.	12/17/2025	JPY	B	4,460,578,000	30,523,890	30,394,300	(129,590)
Bank of America N.A.	12/17/2025	JPY	S	260,000,000	1,791,229	1,771,636	19,593
Bank of America N.A.	12/17/2025	KRW	S	16,447,379,000	11,911,313	11,767,121	144,192
Bank of America N.A.	12/17/2025	MXN	S	273,885,000	14,535,175	14,834,753	(299,578)
Bank of America N.A.	12/17/2025	ZAR	S	39,995,000	2,236,782	2,303,327	(66,545)
Deutsche Bank AG	12/17/2025	IDR	B	47,000,000,000	2,855,754	2,818,187	(37,567)
Deutsche Bank AG	12/17/2025	IDR	S	84,000,000,000	5,094,305	5,036,760	57,545
HSBC Bank USA N.A.	12/17/2025	AUD	S	7,703,000	5,119,414	5,101,668	17,746
HSBC Bank USA N.A.	12/17/2025	CAD	B	4,000,000	2,883,652	2,884,520	868
HSBC Bank USA N.A.	12/17/2025	CAD	S	55,397,000	40,254,767	39,948,439	306,328
HSBC Bank USA N.A.	12/17/2025	CNH	B	366,654,000	51,852,030	51,682,442	(169,588)
Morgan Stanley Capital Services LLC	12/17/2025	EUR	B	77,941,000	91,817,694	91,907,935	90,241
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	12/17/2025	NZD	S	5,153,000	$3,076,068	$2,996,170	$79,898
Royal Bank of Canada	12/17/2025	GBP	S	6,922,000	9,386,966	9,310,337	76,629
UBS AG	12/17/2025	COP	S	25,969,789,000	6,519,831	6,556,742	(36,911)
Total							$(222,028)
At September 30, 2025, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	12/17/2025	NOK	30,959,000	EUR	2,620,535	$3,090,132	$(12,785)
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2025	532	$59,585,005	$59,850,000	$264,995
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	160	33,326,454	33,343,750	17,296
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	911	99,354,787	99,476,930	122,143
Eurex 10 Year Euro BUND Futures	12/08/2025	216	32,594,906	32,604,702	9,796
Total					$414,230
At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	12/19/2025	131	$14,954,205	$15,273,781	$(319,576)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	78	9,125,290	9,364,875	(239,585)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	760	86,510,706	87,459,375	(948,669)
Total					$(1,507,830)
Currency Exposure Summary at September 30, 2025
United States Dollar	72.7%
Euro	6.5
British Pound	4.0
New Taiwan Dollar	3.4
Canadian Dollar	3.0
Japanese Yen	2.7
Swedish Krona	2.3
Other, less than 2% each	4.4
Total Investments	99.0
Other assets less liabilities (including forward foreign currency and futures contracts)	1.0
Net Assets	100.0%
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Aerospace & Defense — 4.6%
3,956,010	Boeing Co.(a)	$853,825,638
	Air Freight & Logistics — 1.0%
1,553,685	Expeditors International of Washington, Inc.	190,466,244
	Automobiles — 8.1%
3,375,435	Tesla, Inc.(a)	1,501,123,453
	Beverages — 2.6%
7,034,177	Monster Beverage Corp.(a)	473,470,454
	Biotechnology — 4.0%
530,315	Regeneron Pharmaceuticals, Inc.	298,180,215
1,126,201	Vertex Pharmaceuticals, Inc.(a)	441,065,360
		739,245,575
	Broadline Retail — 5.0%
93,750	Alibaba Group Holding Ltd., ADR	16,755,938
4,127,048	Amazon.com, Inc.(a)	906,175,929
		922,931,867
	Capital Markets — 1.7%
409,356	FactSet Research Systems, Inc.	117,276,401
2,331,952	SEI Investments Co.	197,866,127
		315,142,528
	Entertainment — 9.0%
998,752	Netflix, Inc.(a)	1,197,423,748
3,940,776	Walt Disney Co.	451,218,852
		1,648,642,600
	Financial Services — 5.9%
1,975,120	Block, Inc.(a)	142,741,922
1,791,249	PayPal Holdings, Inc.(a)	120,121,158
2,427,975	Visa, Inc., Class A	828,862,106
		1,091,725,186
	Health Care Equipment & Supplies — 1.2%
474,313	Intuitive Surgical, Inc.(a)	212,127,003
	Hotels, Restaurants & Leisure — 2.3%
2,619,241	Starbucks Corp.	221,587,789
986,735	Yum China Holdings, Inc.	42,350,666
1,075,232	Yum! Brands, Inc.	163,435,264
		427,373,719
	Interactive Media & Services — 14.3%
3,698,473	Alphabet, Inc., Class A	899,098,786
1,319,227	Alphabet, Inc., Class C	321,297,736
1,916,673	Meta Platforms, Inc., Class A	1,407,566,318
		2,627,962,840
	IT Services — 3.1%
3,796,814	Shopify, Inc., Class A(a)	564,244,529
	Life Sciences Tools & Services — 1.7%
1,154,456	Illumina, Inc.(a)	109,638,686
409,481	Thermo Fisher Scientific, Inc.	198,606,475
		308,245,161
	Machinery — 0.9%
366,173	Deere & Co.	167,436,266
	Pharmaceuticals — 3.2%
1,553,751	Novartis AG, ADR	199,253,028
Shares	Description	Value (†)
	Pharmaceuticals — continued
4,501,279	Novo Nordisk AS, ADR	$249,775,972
3,529,542	Roche Holding AG, ADR	147,570,151
		596,599,151
	Semiconductors & Semiconductor Equipment — 11.9%
10,634,084	NVIDIA Corp.	1,984,107,393
1,237,385	QUALCOMM, Inc.	205,851,368
		2,189,958,761
	Software — 17.1%
1,566,839	Autodesk, Inc.(a)	497,737,745
1,660,324	Microsoft Corp.	859,964,816
4,553,488	Oracle Corp.	1,280,622,965
1,573,027	Salesforce, Inc.	372,807,399
545,911	Workday, Inc., Class A(a)	131,417,155
		3,142,550,080
	Textiles, Apparel & Luxury Goods — 0.7%
1,895,743	NIKE, Inc., Class B	132,190,159
	Total Common Stocks (Identified Cost $6,803,695,400)	18,105,261,214

Affiliated Exchange-Traded Funds — 1.0%
4,284,398	Natixis Loomis Sayles Focused Growth ETF (Identified Cost $133,847,928)	$190,279,112

Principal Amount
Short-Term Investments — 0.2%
$27,243,373	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $27,245,379 on 10/01/2025 collateralized by $29,883,200 U.S. Treasury Note, 1.875% due 2/15/2032 valued at $26,582,067; $1,230,600 U.S. Treasury Note, 2.250% due 11/15/2027 valued at $1,206,230 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $27,243,373)	27,243,373
	Total Investments — 99.5% (Identified Cost $6,964,786,701)	18,322,783,699
	Other assets less liabilities — 0.5%	100,855,958
	Net Assets — 100.0%	$18,423,639,657

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.3% of Net Assets
	ABS Car Loan — 11.7%
$44,434	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$44,498
261,337	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	262,963
205,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.110%, 3/12/2031(a)	206,694
423,833	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	419,127
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	880,706
330,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	333,473
145,000	AutoNation Finance Trust, Series 2025-1A, Class A3, 4.620%, 11/13/2029(a)	146,392
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,126,142
255,000	BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.180%, 10/25/2027	255,721
110,000	BMW Vehicle Lease Trust, Series 2025-1, Class A3, 4.430%, 6/26/2028	110,805
100,000	BofA Auto Trust, Series 2025-1A, Class A3, 4.350%, 11/20/2029(a)	100,521
33,459	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.510%, 11/15/2027	33,488
115,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.370%, 10/16/2028	115,855
255,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.780%, 12/15/2028	256,059
185,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A3, 4.660%, 1/15/2029	186,315
650,232	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	653,343
290,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.600%, 10/15/2029	293,085
195,000	CarMax Auto Owner Trust, Series 2025-2, Class A3, 4.480%, 3/15/2030	197,048
600,000	CarMax Select Receivables Trust, Series 2025-A, Class A3, 4.770%, 9/17/2029	605,597
179,615	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	180,250
175,000	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	176,563
580,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.260%, 10/10/2029	581,179
95,000	Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.640%, 1/10/2030	95,599
345,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.550%, 8/12/2030	348,621
185,000	Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.180%, 8/27/2029(a)	185,663
147,247	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	148,151
117,369	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	118,802
152,974	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	153,838
112,475	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	112,815
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	470,980
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	$134,610
200,000	Credit Acceptance Auto Loan Trust, Series 2025-1A, Class A, 5.020%, 3/15/2035(a)	202,812
355,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	356,166
8,966	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	8,970
18,375	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	18,377
166,325	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	167,428
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	152,796
210,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.060%, 3/20/2031(a)	214,551
140,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A3, 4.820%, 2/20/2029(a)	142,229
255,000	Enterprise Fleet Financing LLC, Series 2025-3, Class A2, 4.500%, 4/20/2028(a)	256,146
500,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.740%, 1/16/2029	502,514
95,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.390%, 9/17/2029	95,357
85,000	Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.690%, 4/15/2030	85,775
39,334	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027(a)	39,341
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	446,547
170,000	Ford Credit Auto Lease Trust, Series 2025-A, Class A3, 4.720%, 6/15/2028	171,855
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	561,471
1,360,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	1,395,261
312,972	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	314,826
21,533	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	21,545
370,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	373,555
170,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class B, 5.080%, 1/16/2029(a)	171,435
85,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A3, 4.750%, 7/17/2028(a)	85,220
120,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class C, 5.110%, 1/15/2031(a)	121,639
59,481	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	60,229
183,892	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	186,194
135,683	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.430%, 12/17/2029(a)	136,012
161,686	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.710%, 4/15/2030(a)	162,672
290,000	GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.460%, 10/15/2030(a)	291,990
165,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.210%, 10/20/2027	165,369
230,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.660%, 2/21/2028	232,252
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$260,000	GM Financial Automobile Leasing Trust, Series 2025-3, Class A3, 4.170%, 8/21/2028	$260,905
207,995	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	209,977
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	220,273
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	728,498
245,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class A, 5.440%, 1/25/2029(a)	249,273
245,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	237,835
260,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	262,949
140,000	Hyundai Auto Receivables Trust, Series 2025-B, Class A3, 4.360%, 12/17/2029	141,188
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	229,870
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	115,823
192,273	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	193,448
165,000	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520%, 3/15/2029(a)	165,645
375,000	LAD Auto Receivables Trust, Series 2025-1A, Class A3, 4.690%, 7/16/2029(a)	378,295
125,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.730%, 6/17/2030(a)	127,079
308,081	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	309,999
160,000	PenFed Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.700%, 6/15/2029(a)	161,058
37,516	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	37,448
293,538	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	294,283
17,285	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	17,283
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	115,827
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	173,148
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	546,393
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	600,691
268,886	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	270,318
95,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.670%, 8/15/2029	95,823
94,491	SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.390%, 11/20/2026(a)	94,738
250,000	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	252,046
90,000	SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.560%, 2/22/2028(a)	90,269
297,033	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	299,167
135,000	SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.550%, 6/20/2030(a)	135,924
230,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.750%, 7/22/2030(a)	232,585
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$400,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.440%, 12/20/2030(a)	$403,135
365,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3, 4.270%, 1/22/2029(a)	366,217
294,146	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	296,039
800,000	Toyota Lease Owner Trust, Series 2024-B, Class A3, 4.210%, 9/20/2027(a)	802,232
260,000	Toyota Lease Owner Trust, Series 2025-B, Class A3, 3.960%, 11/20/2028(a)	260,703
60,000	USB Auto Owner Trust, Series 2025-1A, Class A3, 4.490%, 6/17/2030(a)	60,559
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	91,308
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	705,547
185,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	186,341
225,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	226,261
310,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.750%, 8/15/2028(a)	312,204
115,000	Westlake Automobile Receivables Trust, Series 2025-2A, Class A3, 4.510%, 5/15/2029(a)	115,827
351,893	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	354,538
188,165	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	190,730
193,919	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	195,889
101,536	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	102,544
235,000	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.430%, 12/17/2029	236,262
400,000	World Omni Auto Receivables Trust, Series 2025-C, Class A3, 4.080%, 11/15/2030	400,897
		28,630,728
	ABS Credit Card — 0.8%
720,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	724,475
620,000	Citibank Credit Card Issuance Trust, Series 2025-A2, Class A, 4.490%, 6/21/2032	631,116
330,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	332,528
245,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	247,401
		1,935,520
	ABS Other — 3.8%
248,774	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	256,272
860,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	864,869
150,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	150,662
800,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	808,830
131,071	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	121,489
53,220	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	53,608
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$53,429	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	$54,980
206,841	BHG Securitization Trust, Series 2025-2CON, Class A, 4.840%, 9/17/2036(a)	208,345
240,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	241,153
60,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	61,243
240,303	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	243,108
265,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	271,363
488,713	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	491,415
367,089	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	368,597
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	638,766
110,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	113,511
56,858	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	57,679
180,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	185,021
38,405	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	38,708
326,887	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	329,040
175,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	177,397
24,668	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	24,126
90,752	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	92,621
215,804	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	218,242
592,350	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	592,332
315,443	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	321,058
44,295	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	44,436
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	138,053
205,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	207,508
175,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	179,733
255,000	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	260,166
315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	322,152
172,438	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.140%, 6/20/2041(a)	174,517
123,608	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.820%, 6/25/2034(a)	124,248
83,504	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	86,899
Principal Amount	Description	Value (†)
	ABS Other — continued
$246,301	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	$251,094
520,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	535,076
		9,308,317
	ABS Residential Mortgage — 0.0%
1,093	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	1,034
	ABS Student Loan — 0.0%
53,101	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	52,627
28,232	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	26,504
		79,131
	Aerospace & Defense — 0.3%
475,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	489,188
360,000	Lockheed Martin Corp., 4.400%, 8/15/2030	362,812
		852,000
	Agency Commercial Mortgage-Backed Securities — 0.9%
1,700,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	1,727,693
552,158	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	545,135
		2,272,828
	Automotive — 2.9%
820,000	Daimler Truck Finance North America LLC, 5.375%, 1/13/2032(a)	843,319
665,000	Denso Corp., 1.239%, 9/16/2026(a)	646,516
285,000	General Motors Co., 5.625%, 4/15/2030	295,466
225,000	General Motors Financial Co., Inc., 5.050%, 4/04/2028	228,617
270,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	270,099
435,000	Honda Motor Co. Ltd., 4.688%, 7/08/2030	438,836
155,000	Hyundai Capital America, 4.250%, 9/18/2028(a)	154,645
375,000	Hyundai Capital America, 5.150%, 3/27/2030(a)	382,659
345,000	LKQ Corp., 5.750%, 6/15/2028	356,592
745,000	Mercedes-Benz Finance North America LLC, 4.650%, 4/01/2027(a)	750,384
280,000	Stellantis Finance U.S., Inc., 6.450%, 3/18/2035(a)	287,019
490,000	Stellantis Financial Services U.S. Corp., 4.950%, 9/15/2028(a)	489,871
530,000	Toyota Motor Credit Corp., 4.650%, 9/03/2032	533,611
350,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	361,166
495,000	Volkswagen Group of America Finance LLC, 4.850%, 9/11/2030(a)	497,065
640,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	653,357
		7,189,222
	Banking — 14.5%
400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	407,775
725,000	Ally Financial, Inc., (fixed rate to 7/31/2032, variable rate thereafter), 5.548%, 7/31/2033	727,685
190,000	Ally Financial, Inc., (fixed rate to 5/15/2028, variable rate thereafter), 5.737%, 5/15/2029	194,481
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	$336,288
235,000	Bank of Montreal, (fixed rate to 1/27/2028, variable rate thereafter), 5.004%, 1/27/2029	239,575
550,000	Bank of New York Mellon Corp., (fixed rate to 2/11/2030, variable rate thereafter), 4.942%, 2/11/2031	564,925
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	244,368
835,000	Bank of Nova Scotia, (fixed rate to 9/15/2030, variable rate thereafter), 4.338%, 9/15/2031	828,801
550,000	Banque Federative du Credit Mutuel SA, 5.538%, 1/22/2030(a)	572,641
1,180,000	Barclays PLC, (fixed rate to 11/11/2028, variable rate thereafter), 4.476%, 11/11/2029	1,182,085
595,000	Canadian Imperial Bank of Commerce, (fixed rate to 3/31/2028, variable rate thereafter), 4.857%, 3/30/2029	604,228
330,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	336,580
235,000	Capital One Financial Corp., (fixed rate to 9/11/2030, variable rate thereafter), 4.493%, 9/11/2031	233,099
405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	417,126
580,000	Citibank NA, (fixed rate to 11/19/2026, variable rate thereafter), 4.876%, 11/19/2027	584,518
835,000	Citigroup, Inc., (fixed rate to 5/07/2027, variable rate thereafter), 4.643%, 5/07/2028	840,775
240,000	Citizens Financial Group, Inc., (fixed rate to 3/05/2030, variable rate thereafter), 5.253%, 3/05/2031	245,969
185,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	192,520
340,000	Commonwealth Bank of Australia, MTN, 4.150%, 10/01/2030	339,890
560,000	Cooperatieve Rabobank UA, (fixed rate to 5/27/2030, variable rate thereafter), 4.990%, 5/27/2031(a)	571,827
845,000	Credit Agricole SA, (fixed rate to 9/25/2032, variable rate thereafter), 4.818%, 9/25/2033(a)	839,807
290,000	Credit Agricole SA, (fixed rate to 1/09/2028, variable rate thereafter), 5.230%, 1/09/2029(a)	295,563
570,000	Danske Bank AS, (fixed rate to 3/04/2030, variable rate thereafter), 5.019%, 3/04/2031(a)	580,771
260,000	Deutsche Bank AG, (fixed rate to 8/04/2030, variable rate thereafter), 4.950%, 8/04/2031	262,459
495,000	Deutsche Bank AG, (fixed rate to 5/09/2030, variable rate thereafter), 5.297%, 5/09/2031	507,060
235,000	DNB Bank ASA, (fixed rate to 11/05/2029, variable rate thereafter), 4.853%, 11/05/2030(a)	239,691
305,000	Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030(a)	306,687
505,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	523,766
250,000	Fifth Third Bank NA, (fixed rate to 1/28/2027, variable rate thereafter), 4.967%, 1/28/2028	252,524
590,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	594,529
280,000	Goldman Sachs Group, Inc., (fixed rate to 7/23/2029, variable rate thereafter), 5.049%, 7/23/2030	287,018
585,000	HSBC Holdings PLC, (fixed rate to 11/19/2027, variable rate thereafter), 5.130%, 11/19/2028	595,429
Principal Amount	Description	Value (†)
	Banking — continued
$570,000	HSBC Holdings PLC, (fixed rate to 5/13/2030, variable rate thereafter), 5.240%, 5/13/2031	$586,559
210,000	HSBC USA, Inc., 4.650%, 6/03/2028	212,970
235,000	Huntington Bancshares, Inc., (fixed rate to 1/15/2030, variable rate thereafter), 5.272%, 1/15/2031	242,207
210,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	221,012
305,000	ING Groep NV, (fixed rate to 3/25/2028, variable rate thereafter), 4.858%, 3/25/2029	309,043
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	521,884
515,000	JPMorgan Chase & Co., (fixed rate to 1/24/2030, variable rate thereafter), 5.140%, 1/24/2031	531,856
415,000	JPMorgan Chase & Co., (fixed rate to 7/23/2035, variable rate thereafter), 5.576%, 7/23/2036	430,223
230,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	240,232
670,000	KBC Group NV, (fixed rate to 9/23/2030, variable rate thereafter), 4.454%, 9/23/2031(a)	666,452
375,000	Lloyds Banking Group PLC, (fixed rate to 6/13/2028, variable rate thereafter), 4.818%, 6/13/2029	380,235
240,000	M&T Bank Corp., (fixed rate to 7/08/2030, variable rate thereafter), 5.179%, 7/08/2031	245,786
365,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 9/12/2035, variable rate thereafter), 5.188%, 9/12/2036	370,881
575,000	Mizuho Financial Group, Inc., (fixed rate to 7/08/2030, variable rate thereafter), 4.711%, 7/08/2031	581,769
920,000	Morgan Stanley, (fixed rate to 10/18/2029, variable rate thereafter), 4.654%, 10/18/2030	930,056
350,000	Morgan Stanley, (fixed rate to 1/15/2030, variable rate thereafter), 5.230%, 1/15/2031	361,252
665,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	679,656
465,000	Morgan Stanley Private Bank NA, (fixed rate to 7/18/2030, variable rate thereafter), 4.734%, 7/18/2031	471,944
355,000	National Bank of Canada, 4.500%, 10/10/2029	358,113
480,000	Nationwide Building Society, 4.351%, 9/30/2030(a)	478,200
330,000	Nationwide Building Society, (fixed rate to 7/14/2028, variable rate thereafter), 4.649%, 7/14/2029(a)	332,696
485,000	Nationwide Building Society, 5.127%, 7/29/2029(a)	499,598
430,000	NatWest Markets PLC, 4.789%, 3/21/2028(a)	437,537
445,000	Nordea Bank Abp, 4.375%, 9/10/2029(a)	451,282
235,000	Norinchukin Bank, 4.674%, 9/09/2030(a)	236,227
1,015,000	PNC Bank NA, (fixed rate to 7/21/2027, variable rate thereafter), 4.429%, 7/21/2028	1,020,138
1,000,000	Royal Bank of Canada, (fixed rate to 8/06/2028, variable rate thereafter), 4.498%, 8/06/2029	1,007,778
220,000	Royal Bank of Canada, GMTN,(fixed rate to 2/04/2030, variable rate thereafter), 5.153%, 2/04/2031	226,652
230,000	Santander U.K. Group Holdings PLC, (fixed rate to 9/22/2035, variable rate thereafter), 5.136%, 9/22/2036	227,856
730,000	Skandinaviska Enskilda Banken AB, 4.500%, 9/03/2030(a)	731,644
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$480,000	Societe Generale SA, (fixed rate to 5/22/2030, variable rate thereafter), 5.512%, 5/22/2031(a)	$493,756
275,000	Standard Chartered PLC, (fixed rate to 8/12/2035, variable rate thereafter), 5.400%, 8/12/2036(a)	279,039
275,000	Sumitomo Mitsui Financial Group, Inc., (fixed rate to 7/08/2030, variable rate thereafter), 4.660%, 7/08/2031	278,050
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	406,283
425,000	Svenska Handelsbanken AB, 4.375%, 5/23/2028(a)	429,485
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	393,275
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	331,051
145,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	147,750
240,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	248,768
925,000	Toronto-Dominion Bank, MTN, 4.574%, 6/02/2028	937,051
485,000	Truist Bank, (fixed rate to 7/24/2027, variable rate thereafter), 4.420%, 7/24/2028	487,069
340,000	Truist Financial Corp., MTN, (fixed rate to 5/20/2030, variable rate thereafter), 5.071%, 5/20/2031	348,600
335,000	UBS AG, 5.000%, 7/09/2027	340,637
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	460,456
330,000	Westpac Banking Corp., 5.050%, 4/16/2029	340,627
590,000	Westpac New Zealand Ltd., 4.938%, 2/27/2030(a)	604,903
		35,468,998
	Brokerage — 1.5%
170,000	Apollo Global Management, Inc., 5.150%, 8/12/2035	170,848
125,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	128,067
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	331,203
195,000	Carlyle Group, Inc., 5.050%, 9/19/2035	194,318
255,000	Citadel Securities Global Holdings LLC, 5.500%, 6/18/2030(a)	261,721
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	296,731
605,000	KKR & Co., Inc., 5.100%, 8/07/2035	606,094
230,000	LPL Holdings, Inc., 5.150%, 6/15/2030	234,095
275,000	Marex Group PLC, 5.829%, 5/08/2028	278,992
260,000	Marex Group PLC, 6.404%, 11/04/2029	268,092
605,000	Raymond James Financial, Inc., 4.900%, 9/11/2035	598,368
420,000	TPG Operating Group II LP, 5.375%, 1/15/2036	421,083
		3,789,612
	Cable Satellite — 0.1%
260,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	272,842
	Chemicals — 0.6%
240,000	Cabot Corp., 4.000%, 7/01/2029	236,714
515,000	Dow Chemical Co., 4.800%, 1/15/2031	512,840
270,000	Eastman Chemical Co., 5.000%, 8/01/2029	274,959
400,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	416,001
		1,440,514
	Collateralized Mortgage Obligations — 0.5%
38,990	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.942%, 7/20/2064(b)	38,998
39,316	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.966%, 7/20/2064(b)	39,326
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$131	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	$119
24,797	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	24,110
102,704	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.386%, 2/20/2066(b)	103,100
648,836	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	627,208
60,530	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 4.916%, 12/20/2068(b)	60,495
46,051	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 4.866%, 10/20/2068(b)	46,000
184,724	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 4.866%, 5/20/2069(b)	184,490
		1,123,846
	Construction Machinery — 0.6%
1,125,000	CNH Industrial Capital LLC, 4.500%, 10/16/2030	1,122,648
285,000	CNH Industrial Capital LLC, 4.750%, 3/21/2028	288,177
		1,410,825
	Consumer Cyclical Services — 0.1%
325,000	Block Financial LLC, 5.375%, 9/15/2032	327,614
	Diversified Manufacturing — 0.6%
445,000	Amphenol Corp., 4.375%, 6/12/2028	449,024
450,000	Honeywell International, Inc., 4.700%, 2/01/2030	458,725
310,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	322,740
270,000	Weir Group, Inc., 5.350%, 5/06/2030(a)	277,761
		1,508,250
	Electric — 2.4%
285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	288,516
425,000	Ameren Corp., 5.000%, 1/15/2029	434,422
150,000	Capital Power U.S. Holdings, Inc., 5.257%, 6/01/2028(a)	152,850
165,000	CenterPoint Energy, Inc., (fixed rate to 1/01/2031, variable rate thereafter), 5.950%, 4/01/2056	165,000
350,000	CenterPoint Energy, Inc., (fixed rate to 2/15/2030, variable rate thereafter), 6.700%, 5/15/2055	361,448
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	118,074
335,000	Dominion Energy, Inc., 4.600%, 5/15/2028	338,371
350,000	Dominion Energy, Inc., (fixed rate to 11/15/2030, variable rate thereafter), 6.000%, 2/15/2056	352,504
265,000	DTE Energy Co., 4.950%, 7/01/2027	268,373
720,000	Enel Finance International NV, 4.375%, 9/30/2030(a)	715,103
280,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	288,719
365,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	370,935
118,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.482%, 4/30/2043(b)	117,467
280,000	NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	283,045
300,000	NSTAR Electric Co., 4.850%, 3/01/2030	307,326
125,000	Pacific Gas & Electric Co., 5.000%, 6/04/2028	126,741
235,000	Public Service Co. of New Hampshire, 4.400%, 7/01/2028	237,298
260,000	RWE Finance U.S. LLC, 5.125%, 9/18/2035(a)	256,456
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Electric — continued
$125,000	Southern Power Co., Series A, 4.250%, 10/01/2030	$124,246
275,000	Wisconsin Electric Power Co., 4.150%, 10/15/2030	273,838
135,000	Wisconsin Public Service Corp., 4.550%, 12/01/2029	137,140
100,000	Xcel Energy, Inc., 4.750%, 3/21/2028	101,233
		5,819,105
	Finance Companies — 3.5%
275,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	265,174
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	199,659
150,000	Apollo Debt Solutions BDC, 5.875%, 8/30/2030(a)	152,632
85,000	Apollo Debt Solutions BDC, 6.550%, 3/15/2032(a)	89,198
235,000	ARES Capital Corp., 5.800%, 3/08/2032	239,376
230,000	ARES Strategic Income Fund, 5.700%, 3/15/2028	233,225
230,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	233,489
410,000	Avolon Holdings Funding Ltd., 4.950%, 1/15/2028(a)	414,116
560,000	Avolon Holdings Funding Ltd., 4.950%, 10/15/2032(a)	553,239
295,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	288,757
75,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/15/2030	75,384
315,000	Barings BDC, Inc., 5.200%, 9/15/2028	312,768
265,000	Blue Owl Capital Corp., 8.450%, 11/15/2026	274,529
215,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	230,286
105,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	104,736
285,000	Blue Owl Technology Finance Corp., 6.750%, 4/04/2029	294,039
200,000	Carlyle Secured Lending, Inc., 5.750%, 2/15/2031	198,834
95,000	FS KKR Capital Corp., 6.125%, 1/15/2030	94,576
5,000	FS KKR Capital Corp., 6.125%, 1/15/2031	4,954
240,000	FS KKR Capital Corp., 7.875%, 1/15/2029	252,134
190,000	GATX Corp., 5.400%, 3/15/2027	192,750
335,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	329,113
25,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	25,545
195,000	Golub Capital BDC, Inc., 7.050%, 12/05/2028	206,127
75,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028(a)	75,392
325,000	Hercules Capital, Inc., 3.375%, 1/20/2027	318,944
45,000	Hercules Capital, Inc., 6.000%, 6/16/2030	45,898
200,000	HPS Corporate Lending Fund, 5.450%, 1/14/2028	201,819
185,000	HPS Corporate Lending Fund, 5.450%, 11/15/2030(a)	184,875
130,000	HPS Corporate Lending Fund, 6.250%, 9/30/2029	134,193
240,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	244,089
370,000	Main Street Capital Corp., 3.000%, 7/14/2026	365,017
110,000	Main Street Capital Corp., 5.400%, 8/15/2028	110,445
40,000	Main Street Capital Corp., 6.500%, 6/04/2027	40,877
455,000	Mitsubishi HC Finance America LLC, 5.150%, 10/24/2029(a)	465,710
160,000	Morgan Stanley Direct Lending Fund, 6.000%, 5/19/2030	164,025
105,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	106,339
110,000	New Mountain Finance Corp., 6.200%, 10/15/2027	112,244
150,000	New Mountain Finance Corp., 6.875%, 2/01/2029	154,097
135,000	North Haven Private Income Fund LLC, 5.125%, 9/25/2028(a)	134,302
75,000	Oaktree Strategic Credit Fund, 6.190%, 7/15/2030(a)	76,622
230,000	Sixth Street Lending Partners, 6.500%, 3/11/2029	239,084
		8,438,612
	Financial Other — 0.1%
250,000	Atlas Warehouse Lending Co. LP, 6.250%, 1/15/2030(a)	257,052
Principal Amount	Description	Value (†)
	Food & Beverage — 1.2%
$445,000	Bacardi-Martini BV, 5.550%, 2/01/2030(a)	$459,642
795,000	Conagra Brands, Inc., 5.300%, 10/01/2026	803,087
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	314,856
215,000	General Mills, Inc., 4.875%, 1/30/2030	219,493
640,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	595,842
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	446,261
		2,839,181
	Gaming — 0.3%
435,000	Las Vegas Sands Corp., 5.625%, 6/15/2028	444,722
180,000	VICI Properties LP, 4.750%, 4/01/2028	181,877
		626,599
	Government Owned - No Guarantee — 0.2%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	432,692
	Health Care REITs — 0.1%
355,000	Omega Healthcare Investors, Inc., 5.200%, 7/01/2030	360,403
	Health Insurance — 0.2%
530,000	Elevance Health, Inc., 4.000%, 9/15/2028	527,683
	Healthcare — 1.5%
630,000	Cardinal Health, Inc., 5.000%, 11/15/2029	645,997
830,000	CVS Health Corp., 5.450%, 9/15/2035	844,610
275,000	Illumina, Inc., 4.650%, 9/09/2026	276,260
320,000	IQVIA, Inc., 5.700%, 5/15/2028	330,144
905,000	Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	905,139
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	194,810
450,000	Zimmer Biomet Holdings, Inc., 5.050%, 2/19/2030	462,742
		3,659,702
	Home Construction — 0.1%
150,000	Lennar Corp., 5.200%, 7/30/2030	154,493
	Hybrid ARMs — 0.0%
8,966	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.479%, 1/01/2035(b)	9,237
15,375	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 6.734%, 5/01/2036(b)	15,904
		25,141
	Independent Energy — 0.1%
330,000	APA Corp., 6.100%, 2/15/2035	337,260
	Integrated Energy — 0.1%
340,000	Chevron USA, Inc., 4.687%, 4/15/2030	347,921
	Life Insurance — 5.7%
205,000	American National Global Funding, 5.250%, 6/03/2030(a)	209,045
260,000	American National Global Funding, 5.550%, 1/28/2030(a)	267,830
230,000	American National Group, Inc., 6.000%, 7/15/2035	234,796
195,000	Athene Global Funding, 4.830%, 5/09/2028(a)	197,286
595,000	Athene Global Funding, 5.380%, 1/07/2030(a)	613,385
95,000	Athene Global Funding, 5.543%, 8/22/2035(a)	96,272
400,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	406,711
585,000	CNO Global Funding, 2.650%, 1/06/2029(a)	553,372
370,000	CNO Global Funding, 4.375%, 9/08/2028(a)	370,155
260,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	266,917
255,000	Equitable America Global Funding, 4.700%, 9/15/2032(a)	253,654
440,000	Equitable America Global Funding, 4.950%, 6/09/2030(a)	448,793
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Life Insurance — continued
$165,000	F&G Global Funding, 4.650%, 9/08/2028(a)	$165,584
250,000	Fortitude Global Funding, 4.625%, 10/06/2028(a)	250,158
135,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	140,170
210,000	GA Global Funding Trust, 2.250%, 1/06/2027(a)	204,788
370,000	GA Global Funding Trust, 5.500%, 4/01/2032(a)	379,723
355,000	Jackson National Life Global Funding, 4.550%, 9/09/2030(a)	355,361
465,000	Jackson National Life Global Funding, 4.700%, 6/05/2028(a)	470,239
325,000	Lincoln Financial Global Funding, 4.625%, 5/28/2028(a)	328,338
820,000	MassMutual Global Funding II, 4.950%, 1/10/2030(a)	840,834
570,000	Mutual of Omaha Cos Global Funding, 5.000%, 4/01/2030(a)	582,389
125,000	New York Life Global Funding, 4.150%, 7/25/2028(a)	125,516
450,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	462,770
475,000	NLG Global Funding, 4.350%, 9/15/2030(a)	470,022
240,000	NLG Global Funding, 5.400%, 1/23/2030(a)	248,638
465,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	475,597
510,000	Pacific Life Global Funding II, 4.850%, 2/10/2030(a)	520,029
395,000	Pricoa Global Funding I, 4.750%, 8/26/2032(a)	398,980
480,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	492,354
380,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	393,232
290,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	290,467
610,000	RGA Global Funding, 5.000%, 8/25/2032(a)	613,367
580,000	Sammons Financial Group Global Funding, 4.950%, 6/12/2030(a)	588,450
330,000	SBL Holdings, Inc., 5.900%, 9/26/2028(a)	331,377
345,000	SBL Holdings, Inc., 7.200%, 10/30/2034(a)	345,919
480,000	Western-Southern Global Funding, 4.500%, 7/16/2028(a)	483,123
		13,875,641
	Lodging — 0.3%
295,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	302,557
360,000	Marriott International, Inc., 5.550%, 10/15/2028	373,842
		676,399
	Media Entertainment — 0.2%
385,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	391,941
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	124,242
		516,183
	Metals & Mining — 0.3%
205,000	Glencore Funding LLC, 5.186%, 4/01/2030(a)	211,209
590,000	Rio Tinto Finance USA PLC, 4.875%, 3/14/2030	604,606
		815,815
	Midstream — 0.8%
180,000	Enterprise Products Operating LLC, 4.600%, 1/15/2031	181,867
460,000	Kinder Morgan, Inc., 5.100%, 8/01/2029	472,719
412,000	ONEOK, Inc., 5.400%, 10/15/2035	413,549
205,000	Plains All American Pipeline LP/PAA Finance Corp., 5.600%, 1/15/2036	207,576
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	602,702
		1,878,413
Principal Amount	Description	Value (†)
	Mortgage Related — 0.5%
$118	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	$117
4,779	Government National Mortgage Association, 3.890%, 5/20/2062(b)	4,678
2,496	Government National Mortgage Association, 3.890%, 10/20/2062(b)	2,462
13,136	Government National Mortgage Association, 4.015%, 4/20/2063(b)	12,968
25,918	Government National Mortgage Association, 4.161%, 9/20/2066(b)	25,688
57,345	Government National Mortgage Association, 4.217%, 10/20/2066(b)	57,016
44,973	Government National Mortgage Association, 4.339%, 10/20/2066(b)	44,769
17,880	Government National Mortgage Association, 4.366%, 11/20/2066(b)	17,811
6,156	Government National Mortgage Association, 4.390%, 6/20/2066(b)	6,139
44,966	Government National Mortgage Association, 4.394%, 11/20/2066(b)	44,759
665	Government National Mortgage Association, 4.409%, 11/20/2064(b)	655
34,734	Government National Mortgage Association, 4.487%, 8/20/2066(b)	34,629
29,351	Government National Mortgage Association, 4.547%, 10/20/2066(b)	29,249
236,905	Government National Mortgage Association, 4.568%, 7/20/2067(b)	236,174
33,605	Government National Mortgage Association, 4.620%, 9/20/2066(b)	33,534
534,838	Government National Mortgage Association, 4.689%, 4/20/2067(b)	533,391
137,022	Government National Mortgage Association, 4.700%, 1/20/2067(b)	136,639
		1,220,678
	Natural Gas — 0.2%
380,000	NiSource, Inc., 5.200%, 7/01/2029	391,896
155,000	Sempra, 5.400%, 8/01/2026	156,366
		548,262
	Non-Agency Commercial Mortgage-Backed Securities — 7.9%
105,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 5.894%, 6/15/2040(a)(b)	105,525
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	249,099
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	773,965
635,000	Bank5, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	674,504
333,261	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	351,537
985,000	Bank5 Trust, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,040,349
660,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.406%, 10/15/2037(a)(b)	659,794
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	771,668
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	264,974
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	537,483
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.676%, 12/15/2038(a)(b)	$516,166
395,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.642%, 6/15/2041(a)(b)	395,247
810,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.850%, 7/15/2044(a)(b)	811,707
434,745	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	433,689
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	360,357
595,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	609,917
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	987,685
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	511,476
330,506	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	321,003
518,410	Commercial Mortgage Trust, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	516,836
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	101,867
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	726,431
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	441,928
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	346,901
100,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.450%, 10/15/2042(a)(b)	100,000
577,208	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	494,894
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	371,800
365,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(b)	364,345
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	229,541
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	179,803
31,965	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	31,937
255,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.750%, 1/15/2042(a)(b)	254,509
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	542,611
19,017	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	18,685
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	511,504
845,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	704,854
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	478,196
980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.700%, 2/15/2039(a)(b)	977,888
210,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.393%, 12/15/2039(a)(b)	210,526
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	$200,141
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	436,469
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	789,171
		19,406,982
	Office REITs — 0.1%
140,000	COPT Defense Properties LP, 4.500%, 10/15/2030	139,077
	Oil Field Services — 0.1%
240,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	235,160
	Other REITs — 0.4%
195,000	Extra Space Storage LP, 5.700%, 4/01/2028	201,398
305,000	Public Storage Operating Co., 4.375%, 7/01/2030	306,405
375,000	W.P. Carey, Inc., 4.650%, 7/15/2030	377,215
		885,018
	Packaging — 0.3%
375,000	Amcor Flexibles North America, Inc., 4.800%, 3/17/2028	379,205
335,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	346,116
		725,321
	Pharmaceuticals — 0.7%
455,000	GlaxoSmithKline Capital, Inc., 4.500%, 4/15/2030	460,504
835,000	Merck & Co., Inc., 4.950%, 9/15/2035	844,540
170,000	Royalty Pharma PLC, 5.200%, 9/25/2035	169,856
260,000	Zoetis, Inc., 5.000%, 8/17/2035	262,595
		1,737,495
	Property & Casualty Insurance — 1.0%
130,000	American Financial Group, Inc., 5.000%, 9/23/2035	127,373
270,000	Brown & Brown, Inc., 4.700%, 6/23/2028	272,578
435,000	Chubb INA Holdings LLC, 4.650%, 8/15/2029	443,556
210,000	Chubb INA Holdings LLC, 4.900%, 8/15/2035	211,249
400,000	Enact Holdings, Inc., 6.250%, 5/28/2029	418,253
370,000	Essent Group Ltd., 6.250%, 7/01/2029	387,580
275,000	SiriusPoint Ltd., 7.000%, 4/05/2029	290,673
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	229,916
		2,381,178
	Refining — 0.2%
175,000	Marathon Petroleum Corp., 5.150%, 3/01/2030	179,862
355,000	Raizen Fuels Finance SA, 6.250%, 7/08/2032(a)	346,480
		526,342
	Restaurants — 0.1%
330,000	Darden Restaurants, Inc., 4.550%, 10/15/2029	331,734
	Retail REITs — 0.1%
200,000	Essential Properties LP, 5.400%, 12/01/2035	200,750
	Retailers — 1.1%
545,000	Alimentation Couche-Tard, Inc., 4.148%, 9/29/2028(a)	545,047
290,000	AutoNation, Inc., 4.500%, 10/01/2025	290,000
525,000	AutoZone, Inc., 5.050%, 7/15/2026	528,937
370,000	Genuine Parts Co., 4.950%, 8/15/2029	376,529
555,000	Lowe's Cos., Inc., 4.850%, 10/15/2035	550,408
510,000	PVH Corp., 5.500%, 6/13/2030	519,516
		2,810,437
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Sovereigns — 0.4%
$355,000	Mexico Government International Bonds, 5.375%, 3/22/2033	$353,935
490,000	Mexico Government International Bonds, 5.850%, 7/02/2032	505,876
		859,811
	Technology — 2.8%
460,000	Analog Devices, Inc., 4.250%, 6/15/2028	463,222
340,000	Arrow Electronics, Inc., 5.150%, 8/21/2029	348,069
305,000	Avnet, Inc., 6.250%, 3/15/2028	317,394
270,000	Broadcom, Inc., 4.200%, 10/15/2030	269,539
415,000	Broadcom, Inc., 4.600%, 7/15/2030	421,274
565,000	Broadcom, Inc., 5.050%, 7/12/2029	581,999
400,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	386,400
570,000	CGI, Inc., 4.950%, 3/14/2030(a)	580,291
425,000	Dell International LLC/EMC Corp., 4.750%, 10/06/2032	423,100
315,000	Equifax, Inc., 4.800%, 9/15/2029	320,108
250,000	Equifax, Inc., 5.100%, 6/01/2028	255,575
250,000	Flex Ltd., 6.000%, 1/15/2028	258,271
455,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/2030	452,238
250,000	Microchip Technology, Inc., 5.050%, 2/15/2030	255,657
350,000	Micron Technology, Inc., 6.750%, 11/01/2029	380,468
245,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.300%, 8/19/2028	245,350
315,000	Oracle Corp., 5.200%, 9/26/2035	316,735
130,000	Roper Technologies, Inc., 4.250%, 9/15/2028	130,607
320,000	Tyco Electronics Group SA, 4.625%, 2/01/2030	324,732
		6,731,029
	Tobacco — 0.2%
400,000	Imperial Brands Finance PLC, 4.500%, 6/30/2028(a)	402,570
	Transportation Services — 0.5%
575,000	Element Fleet Management Corp., 5.037%, 3/25/2030(a)	586,534
170,000	J.B. Hunt Transport Services, Inc., 4.900%, 3/15/2030	173,489
350,000	Ryder System, Inc., GMTN, 4.950%, 9/01/2029	358,227
		1,118,250
	Treasuries — 24.8%
16,110,000	U.S. Treasury Notes, 3.500%, 9/30/2029	15,996,097
855,000	U.S. Treasury Notes, 3.625%, 8/31/2027	854,967
1,390,000	U.S. Treasury Notes, 3.625%, 8/31/2029	1,386,634
4,900,000	U.S. Treasury Notes, 3.625%, 8/31/2030	4,874,734
1,180,000	U.S. Treasury Notes, 3.750%, 6/30/2027	1,182,120
1,770,000	U.S. Treasury Notes, 3.875%, 7/31/2027	1,777,260
2,350,000	U.S. Treasury Notes, 3.875%, 6/30/2030	2,364,412
12,050,000	U.S. Treasury Notes, 3.875%, 7/31/2030	12,122,488
8,000,000	U.S. Treasury Notes, 4.125%, 11/30/2029	8,128,750
7,040,000	U.S. Treasury Notes, 4.250%, 5/15/2035	7,104,900
1,340,000	U.S. Treasury Notes, 4.250%, 8/15/2035	1,350,887
1,075,000	U.S. Treasury Notes, 4.375%, 12/31/2029	1,102,799
2,335,000	U.S. Treasury Notes, 4.625%, 2/15/2035	2,426,576
		60,672,624
	Utility Other — 0.2%
260,000	Essential Utilities, Inc., 4.800%, 8/15/2027	262,931
210,000	Essential Utilities, Inc., 5.250%, 8/15/2035	211,026
		473,957
Principal Amount	Description	Value (†)
	Wireless — 0.4%
$345,000	American Tower Corp., 5.350%, 3/15/2035	$354,305
265,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	275,414
340,000	Softbank Corp., 4.699%, 7/09/2030(a)	342,594
		972,313
	Wirelines — 0.3%
635,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	650,553
	Total Bonds and Notes (Identified Cost $238,918,549)	240,229,117

Short-Term Investments — 2.0%
4,938,371	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $4,938,734 on 10/01/2025 collateralized by $4,983,500 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $5,037,318 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,938,371)	4,938,371
	Total Investments — 100.3% (Identified Cost $243,856,920)	245,167,488
	Other assets less liabilities — (0.3)%	(758,028)
	Net Assets — 100.0%	$244,409,460

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $80,555,415 or 33.0% of net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	43	$4,689,633	$4,695,398	$5,765
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	87	9,903,226	10,011,797	108,571
Total					$114,336
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 95.6% of Net Assets
	ABS Car Loan — 2.8%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,201,204
497,221	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	488,932
68,908	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	68,915
3,915,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	4,016,504
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	637,633
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,584,355
1,265,376	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,284,229
2,745,074	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, 9/15/2029(a)	2,760,562
136,420	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028(a)	136,377
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,353,541
441,357	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	444,675
		18,976,927
	ABS Home Equity — 0.0%
3,647	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.322%, 3/25/2044(b)(c)	3,337
3,975	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.830%, 8/25/2042(b)(c)	3,769
		7,106
	ABS Other — 0.1%
279,210	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	287,315
140,257	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	137,173
468,886	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	478,544
		903,032
	ABS Student Loan — 0.7%
785,529	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	759,909
244,408	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	231,997
980,988	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	894,427
2,392,059	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,155,377
474,699	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	447,165
		4,488,875
	Agency Commercial Mortgage-Backed Securities — 27.4%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,554,288
17,900,768	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	16,866,283
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$9,154,437	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K531, Class AS, 30 day USD SOFR Average + 0.530%, 4.885%, 9/25/2029(b)	$9,138,691
10,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	10,518,602
8,345,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K546, Class A2, 4.361%, 5/25/2030	8,439,891
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,760,780
5,200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K758, Class A2, 4.680%, 10/25/2031(b)	5,318,784
7,260,502	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,169,739
1,084,342	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 4.535%, 1/25/2028(b)	1,078,989
3,413,689	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 4.535%, 8/25/2028(b)	3,398,821
6,682,132	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 4.555%, 9/25/2028(b)	6,620,743
264,078	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 4.969%, 10/25/2026(b)	263,995
232,250	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR HCDC + 0.530%, 4.884%, 1/25/2027(b)	232,071
4,924,970	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 5.169%, 2/25/2027(b)	4,932,464
6,477,597	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 5.255%, 2/25/2027(b)	6,524,922
15,311,266	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 5.269%, 3/25/2030(b)	15,384,122
15,311,266	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 5.355%, 3/25/2030(b)	15,440,086
2,498,028	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 4.939%, 5/25/2030(b)	2,497,475
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$2,305,081	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 4.935%, 5/25/2030(b)	$2,307,822
1,903,663	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 4.909%, 6/25/2030(b)	1,901,710
1,069,595	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 4.865%, 6/25/2030(b)	1,067,447
411,275	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 4.829%, 6/25/2027(b)	410,923
308,456	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 4.755%, 6/25/2027(b)	308,029
364,404	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 4.769%, 7/25/2030(b)	363,726
306,562	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 4.675%, 7/25/2030(b)	303,936
116,921	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 4.769%, 8/25/2030(b)	116,600
311,685	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 4.685%, 8/25/2030(b)	309,685
490,559	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 4.759%, 8/25/2027(b)	489,533
438,055	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 4.675%, 8/25/2027(b)	436,523
239,216	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 4.749%, 10/25/2027(b)	238,826
287,213	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 4.665%, 10/25/2027(b)	285,902
1,025,813	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 4.605%, 12/25/2030(b)	1,016,479
2,512,331	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	2,499,986
3,627,794	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	3,581,655
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	$6,696,276
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	16,283,912
8,421,159	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 5.119%, 8/25/2029(b)	8,440,132
1,612,652	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 4.809%, 4/25/2030(b)	1,607,730
1,773,635	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 4.725%, 4/25/2030(b)	1,762,172
3,799,825	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.235%, 5/25/2051(b)	3,740,817
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,180,972
230,452	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 4.930%, 1/25/2027(b)	229,755
38,764	Government National Mortgage Association, Series 2003-72, Class Z, 5.479%, 11/16/2045(b)	38,681
		186,759,975
	Collateralized Mortgage Obligations — 7.0%
21,245	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	20,771
274,426	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	283,021
405,728	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	411,222
163,216	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	169,703
395,571	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.538%, 6/15/2048(b)	371,290
196,123	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.506%, 12/15/2036(b)(c)	199,110
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 6.587%, 6/15/2043(b)(c)	94,321
182,186	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. USD MTA + 1.200%, 5.353%, 10/25/2044(b)(c)	165,562
318,955	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	325,506
181,127	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 4.523%, 7/25/2037(b)(c)	176,106
383,881	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.495%, 8/25/2038(b)	375,576
822,579	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 4.921%, 6/25/2042(b)(c)	802,579
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$920,712	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 5.021%, 6/25/2042(b)(c)	$904,571
2,275,943	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 4.981%, 8/25/2042(b)	2,249,618
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 5.000%, 7/25/2043(b)	1,748,224
2,487,174	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 4.871%, 2/25/2045(b)	2,440,683
2,787,506	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 4.960%, 6/25/2050(b)	2,613,008
614,638	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 4.450%, 2/20/2035(b)(c)	607,280
510,822	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 4.770%, 10/20/2037(b)(c)	505,691
44,631	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 5.400%, 11/20/2059(b)(c)	43,678
142,338	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 4.796%, 10/20/2060(b)	142,049
97,052	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.816%, 10/20/2060(b)(c)	95,899
86,253	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 4.846%, 12/20/2060(b)(c)	85,250
3,697	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 5.066%, 2/20/2061(b)(c)	3,667
1,372,514	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 4.500%, 9/20/2038(b)	1,372,255
86	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 4.916%, 5/20/2062(b)(c)	83
70,763	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.986%, 8/20/2062(b)(c)	70,041
7,857	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 4.966%, 10/20/2062(b)(c)	7,621
2,326	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 4.966%, 12/20/2062(b)(c)	2,254
139,242	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 4.816%, 3/20/2063(b)(c)	137,513
193,831	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 4.866%, 3/20/2063(b)(c)	191,643
29,663	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 4.936%, 5/20/2063(b)(c)	29,358
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,173,778	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.942%, 7/20/2064(b)	$1,173,998
1,168,409	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.966%, 7/20/2064(b)	1,168,688
498,197	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 4.912%, 2/20/2065(b)(c)	493,148
3,515	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	3,178
74,346	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 4.946%, 4/20/2065(b)(c)	73,602
419,097	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	407,494
1,312	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 4.716%, 4/20/2065(b)(c)	1,269
330,351	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 4.696%, 5/20/2065(b)(c)	325,819
11,829	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 4.766%, 7/20/2065(b)(c)	11,399
281	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 5.166%, 10/20/2065(b)(c)	273
2,272	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 5.146%, 8/20/2061(b)(c)	2,205
1,125,210	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.386%, 2/20/2066(b)	1,129,553
297,716	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 5.016%, 9/20/2066(b)(c)	294,982
1,075,580	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 5.216%, 2/20/2067(b)	1,077,373
2,357,800	Government National Mortgage Association, Series 2018-H11, Class FJ, 1 yr. USD SOFR + 0.795%, 4.861%, 6/20/2068(b)	2,369,820
27,970	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 4.816%, 9/20/2068(b)	27,921
5,243,081	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 4.886%, 9/20/2068(b)	5,228,502
5,449,722	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,176,603
153,521	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 4.500%, 8/20/2069(b)	152,996
1,163,691	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 4.795%, 4/20/2048(b)	1,137,648
2,309,537	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 4.845%, 5/20/2046(b)	2,155,544
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$381,155	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 4.550%, 1/20/2070(b)	$380,267
2,046,008	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 5.066%, 1/20/2070(b)	2,043,699
2,234,305	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 4.966%, 6/20/2069(b)	2,233,983
2,937,889	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 5.116%, 4/20/2070(b)	2,944,814
872,575	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 4.866%, 5/20/2070(b)	871,568
		47,531,499
	Hybrid ARMs — 1.8%
131,360	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 6.220%, 7/01/2033(b)	134,311
138,145	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 6.431%, 9/01/2038(b)	141,713
667,652	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.246%, 6.448%, 3/01/2037(b)	689,635
191,334	Federal Home Loan Mortgage Corp., 6 mo. USD RFUCCT + 1.770%, 6.457%, 6/01/2037(b)	197,651
64,309	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.713%, 6.468%, 11/01/2038(b)	65,304
288,658	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.285%, 6.492%, 2/01/2036(b)	297,008
207,519	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 6.495%, 3/01/2036(b)	215,126
47,834	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 6.500%, 2/01/2035(b)	49,194
317,840	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.750%, 6.500%, 9/01/2035(b)	325,640
97,975	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.747%, 6.540%, 4/01/2037(b)	100,206
57,164	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.206%, 6.606%, 9/01/2038(b)	58,691
435,430	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.283%, 6.616%, 2/01/2036(b)	448,945
48,757	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.677%, 6.658%, 3/01/2038(b)	49,522
56,429	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.799%, 6.662%, 11/01/2038(b)	57,780
86,648	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.917%, 6.680%, 12/01/2034(b)	88,199
714,479	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.840%, 6.763%, 1/01/2046(b)	741,405
124,225	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.902%, 6.798%, 4/01/2037(b)	127,681
299,301	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.894%, 6.888%, 9/01/2041(b)	309,186
16,073	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.775%, 7.132%, 12/01/2037(b)	16,392
49,106	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 7.165%, 4/01/2036(b)	50,072
10,882	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 6.085%, 2/01/2037(b)	11,072
138,366	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.545%, 6.163%, 7/01/2035(b)	141,903
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$51,871	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.491%, 6.242%, 8/01/2035(b)	$52,723
6,932	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 6.270%, 9/01/2036(b)	7,101
236,793	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 6.270%, 6/01/2037(b)	244,052
68,226	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 6.280%, 7/01/2038(b)	69,916
138,053	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.616%, 6.281%, 8/01/2038(b)	140,232
98,985	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.287%, 6/01/2033(b)	101,816
178,960	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 6.300%, 6/01/2036(b)	183,765
392,862	Federal National Mortgage Association, 1 yr. CMT + 2.175%, 6.314%, 12/01/2040(b)	404,933
302,459	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.581%, 6.338%, 9/01/2037(b)	308,283
83,002	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 6.348%, 8/01/2035(b)	85,126
613,267	Federal National Mortgage Association, 1 yr. CMT + 2.214%, 6.350%, 10/01/2034(b)	630,074
74,513	Federal National Mortgage Association, 1 yr. CMT + 2.147%, 6.361%, 9/01/2034(b)	76,513
63,994	Federal National Mortgage Association, 1 yr. CMT + 2.196%, 6.420%, 4/01/2034(b)	65,580
228,838	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.435%, 1/01/2036(b)	235,964
41,488	Federal National Mortgage Association, 1 yr. CMT + 2.441%, 6.441%, 8/01/2033(b)	42,740
28,272	Federal National Mortgage Association, 1 yr. CMT + 2.213%, 6.463%, 4/01/2033(b)	28,976
77,069	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.713%, 6.463%, 8/01/2034(b)	78,250
570,215	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.465%, 11/01/2033(b)	587,319
460,473	Federal National Mortgage Association, 1 yr. CMT + 2.224%, 6.493%, 4/01/2034(b)	472,774
400,860	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.560%, 6.495%, 4/01/2037(b)	412,239
74,333	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.668%, 6.534%, 11/01/2036(b)	76,225
25,226	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.565%, 6.565%, 4/01/2037(b)	25,776
88,160	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 6.600%, 8/01/2036(b)	91,807
312,486	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.692%, 6.601%, 9/01/2037(b)	322,251
60,420	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.656%, 6.629%, 10/01/2033(b)	61,467
150,798	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.673%, 6.630%, 3/01/2037(b)	154,322
29,078	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.720%, 6.637%, 1/01/2037(b)	29,863
271,898	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.553%, 6.654%, 7/01/2035(b)	278,304
154,211	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.734%, 6.655%, 2/01/2037(b)	158,074
202,801	Federal National Mortgage Association, 6 mo. USD RFUCCT + 2.022%, 6.673%, 7/01/2037(b)	207,044
68,994	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.675%, 12/01/2041(b)	71,129
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$86,954	Federal National Mortgage Association, 1 yr. CMT + 2.442%, 6.716%, 5/01/2035(b)	$89,734
51,690	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.800%, 3/01/2034(b)	53,524
11,396	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.810%, 6.804%, 7/01/2041(b)	11,760
441,252	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.820%, 6.820%, 2/01/2047(b)	458,842
58,007	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.838%, 10/01/2033(b)	59,610
624,385	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.932%, 10/01/2041(b)	648,024
56,617	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.737%, 7.036%, 11/01/2035(b)	58,345
51,878	Federal National Mortgage Association, 1 yr. USD RFUCCT + 2.473%, 7.223%, 6/01/2035(b)	53,867
233,822	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.807%, 6.287%, 2/20/2061(b)	238,972
232,158	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.890%, 6.333%, 2/20/2063(b)	236,020
157,006	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.976%, 6.422%, 5/20/2065(b)	159,786
243,898	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.195%, 6.621%, 3/20/2063(b)	248,676
182,054	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.272%, 6.716%, 6/20/2065(b)	187,379
101,743	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.344%, 6.782%, 2/20/2063(b)	103,835
		12,629,648
	Mortgage Related — 0.3%
2,413	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	2,396
74,168	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	72,222
8,611	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	8,624
74,327	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	77,437
3	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	3
54,698	Federal National Mortgage Association, 3.000%, 3/01/2042	50,382
162,594	Federal National Mortgage Association, 5.000%, 7/01/2037	164,513
192,631	Federal National Mortgage Association, 5.000%, 2/01/2038	194,973
115,699	Federal National Mortgage Association, 5.500%, 3/01/2033	116,750
439	Federal National Mortgage Association, 6.500%, 1/01/2033	459
1,681	Federal National Mortgage Association, 6.500%, 10/01/2033	1,735
1,553	Federal National Mortgage Association, 6.500%, 10/01/2033	1,581
1,352	Federal National Mortgage Association, 6.500%, 10/01/2033	1,378
1,054	Federal National Mortgage Association, 6.500%, 12/01/2034	1,077
688	Federal National Mortgage Association, 6.500%, 2/01/2036	720
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$7,731	Federal National Mortgage Association, 6.500%, 11/01/2037	$8,168
5,141	Federal National Mortgage Association, 7.500%, 7/01/2031	5,277
5,321	Federal National Mortgage Association, 7.500%, 9/01/2032	5,332
28,529	Government National Mortgage Association, 4.140%, 12/20/2061(b)	28,275
84,962	Government National Mortgage Association, 4.140%, 7/20/2063(b)	84,334
778,888	Government National Mortgage Association, 4.445%, 10/20/2065(b)	775,100
124,648	Government National Mortgage Association, 4.464%, 2/20/2066(b)	124,124
1,250	Government National Mortgage Association, 4.543%, 8/20/2062(b)	1,232
3,358	Government National Mortgage Association, 4.630%, 8/20/2061(b)	3,351
3,261	Government National Mortgage Association, 4.630%, 2/20/2062(b)	3,213
1,356	Government National Mortgage Association, 4.700%, 6/20/2061(b)	1,338
5,778	Government National Mortgage Association, 4.700%, 2/20/2062(b)	5,703
7,361	Government National Mortgage Association, 4.700%, 6/20/2062(b)	7,166
2,463	Government National Mortgage Association, 4.700%, 6/20/2063(b)	2,390
32,533	Government National Mortgage Association, 4.700%, 11/20/2063(b)	32,433
1,587	Government National Mortgage Association, 4.700%, 1/20/2064(b)	1,561
912	Government National Mortgage Association, 4.802%, 4/20/2061(b)	912
2,745	Government National Mortgage Association, 6.000%, 12/15/2031	2,887
11,624	Government National Mortgage Association, 6.500%, 5/15/2031	12,117
7,733	Government National Mortgage Association, 7.000%, 10/15/2028	7,864
		1,807,027
	Non-Agency Commercial Mortgage-Backed Securities — 3.4%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,471,528
740,100	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	780,687
3,895,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.406%, 10/15/2037(a)(b)	3,893,783
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.676%, 12/15/2038(a)(b)	1,811,545
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.150%, 5/15/2039(a)(b)	4,665,190
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,726,136
809,275	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	786,008
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.415%, 10/15/2043(a)(b)	2,496,916
234,106	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	233,902
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.700%, 2/15/2039(a)(b)	$3,287,898
2,830,425	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)	1,710,992
645,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.393%, 12/15/2039(a)(b)	646,614
		23,511,199
	Treasuries — 52.1%
45,625,000	U.S. Treasury Notes, 2.750%, 2/15/2028	44,721,411
49,615,000	U.S. Treasury Notes, 3.500%, 9/30/2027	49,508,405
11,845,000	U.S. Treasury Notes, 3.500%, 9/30/2029	11,761,252
3,265,000	U.S. Treasury Notes, 3.625%, 8/31/2029	3,257,093
7,660,000	U.S. Treasury Notes, 3.625%, 8/31/2030	7,620,503
5,117,600	U.S. Treasury Notes, 3.625%, 9/30/2030	5,091,612
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,617,952
4,850,000	U.S. Treasury Notes, 3.875%, 12/31/2027	4,876,713
41,285,000	U.S. Treasury Notes, 3.875%, 7/15/2028	41,552,708
4,760,000	U.S. Treasury Notes, 3.875%, 4/30/2030	4,790,122
8,370,000	U.S. Treasury Notes, 3.875%, 7/31/2030	8,420,351
4,390,000	U.S. Treasury Notes, 4.000%, 2/29/2028	4,428,755
34,485,000	U.S. Treasury Notes, 4.000%, 6/30/2028	34,823,115
9,755,000	U.S. Treasury Notes, 4.000%, 1/31/2029	9,860,552
8,870,000	U.S. Treasury Notes, 4.000%, 7/31/2029	8,968,055
7,900,000	U.S. Treasury Notes, 4.000%, 2/28/2030	7,991,652
25,060,000	U.S. Treasury Notes, 4.000%, 3/31/2030	25,346,820
9,885,000	U.S. Treasury Notes, 4.000%, 5/31/2030	10,000,840
2,085,000	U.S. Treasury Notes, 4.125%, 10/31/2029	2,118,148
15,030,000	U.S. Treasury Notes, 4.250%, 6/30/2029	15,328,839
4,270,000	U.S. Treasury Notes, 4.250%, 1/31/2030	4,360,404
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,897,188
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,561,060
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,879,444
		355,782,994
	Total Bonds and Notes (Identified Cost $656,583,409)	652,398,282

Short-Term Investments — 6.0%
5,899,650	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $5,900,085 on 10/01/2025 collateralized by $6,380,000 U.S. Treasury Note, 1.750% due 1/31/2029 valued at $6,017,758 including accrued interest (Note 2 of Notes to Financial Statements)	5,899,650
Principal Amount	Description	Value (†)

$22,348,000	Federal Home Loan Bank Discount Notes, 3.900%, 10/08/2025(d)	$22,327,986
12,880,000	U.S. Treasury Bills, 4.008%, 10/07/2025(d)	12,871,269
	Total Short-Term Investments (Identified Cost $41,102,099)	41,098,905
	Total Investments — 101.6% (Identified Cost $697,685,508)	693,497,187
	Other assets less liabilities — (1.6)%	(11,107,928)
	Net Assets — 100.0%	$682,389,259

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $43,412,750 or 6.4% of net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
HCDC	Historical Calendar Day Compounded
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
41 |

Statements of Assets and Liabilities
September 30, 2025

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
ASSETS
Unaffiliated investments at cost	$7,951,449,813	$2,251,850,987	$6,830,938,773
Affiliated investments at cost	—	—	133,847,928
Net unrealized appreciation (depreciation) on unaffiliated investments	(278,911,947)	617,384,117	11,301,565,814
Net unrealized appreciation on affiliated investments	—	—	56,431,184
Investments at value	7,672,537,866	2,869,235,104	18,322,783,699
Cash	243,792	1,196,552	—
Due from brokers (Note 2)	1,600,000	842,031	—
Foreign currency at value (identified cost $0, $16,225,175 and $0, respectively)	—	15,932,982	—
Receivable for Fund shares sold	18,457,868	1,120,553	73,688,991
Receivable for securities sold	326,839,458	17,665,180	49,369,834
Receivable for when-issued/delayed delivery securities sold (Note 2)	107,411,124	—	—
Dividends and interest receivable	66,022,445	11,555,463	2,279,006
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	793,040	—
Tax reclaims receivable	—	59,512	8,957,248
Receivable for variation margin on futures contracts (Note 2)	523,771	336,608	—
Prepaid expenses	144	144	144
TOTAL ASSETS	8,193,636,468	2,918,737,169	18,457,078,922
LIABILITIES
Securities sold short, at value (proceeds $78,663,653, $0 and $0, respectively) (Note 2)	80,266,028	—	—
Payable for securities purchased	412,951,209	13,745,999	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	28,507,228	—	—
Unfunded loan commitments (Note 2)	—	54,819	—
Payable for Fund shares redeemed	4,889,402	1,894,542	22,997,977
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	1,027,853	—
Foreign taxes payable (Note 2)	—	36,870	—
Management fees payable (Note 6)	2,068,892	1,772,914	7,405,785
Deferred Trustees’ fees (Note 6)	1,086,372	471,260	1,111,396
Administrative fees payable (Note 6)	271,085	100,758	632,599
Payable to distributor (Note 6d)	70,207	47,670	208,351
Audit and tax services fees payable	63,248	65,715	49,269
Other accounts payable and accrued expenses	331,162	306,862	1,033,888
TOTAL LIABILITIES	530,504,833	19,525,262	33,439,265
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,663,131,635	$2,899,211,907	$18,423,639,657
NET ASSETS CONSIST OF:
Paid-in capital	$8,682,704,982	$2,128,440,139	$6,760,125,358
Accumulated earnings (loss)	(1,019,573,347)	770,771,768	11,663,514,299
NET ASSETS	$7,663,131,635	$2,899,211,907	$18,423,639,657
See accompanying notes to financial statements.
| 42

Statements of Assets and Liabilities (continued)
September 30, 2025
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$288,607,336	$548,683,599	$1,306,954,743
Shares of beneficial interest	24,853,732	20,653,189	43,334,305
Net asset value and redemption price per share	$11.61	$26.57	$30.16
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$12.13	$28.19	$32.00
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$18,684,978	$194,947,634	$123,423,810
Shares of beneficial interest	1,606,989	7,721,324	5,027,565
Net asset value and offering price per share	$11.63	$25.25	$24.55
Class N shares:
Net assets	$2,291,911,969	$298,087,246	$1,156,002,102
Shares of beneficial interest	195,253,502	11,033,971	33,971,235
Net asset value, offering and redemption price per share	$11.74	$27.02	$34.03
Class Y shares:
Net assets	$5,063,927,352	$1,857,493,428	$15,837,259,002
Shares of beneficial interest	431,728,795	68,840,748	467,347,246
Net asset value, offering and redemption price per share	$11.73	$26.98	$33.89

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
43 |

Statements of Assets and Liabilities (continued)
September 30, 2025

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Unaffiliated investments at cost	$243,856,920	$697,685,508
Net unrealized appreciation (depreciation) on unaffiliated investments	1,310,568	(4,188,321)
Investments at value	245,167,488	693,497,187
Due from brokers (Note 2)	590,000	—
Receivable for Fund shares sold	42,561	1,348,220
Receivable for securities sold	63,899	22,289,702
Dividends and interest receivable	1,776,436	2,965,705
Tax reclaims receivable	12	—
Prepaid expenses	144	144
TOTAL ASSETS	247,640,540	720,100,958
LIABILITIES
Payable for securities purchased	2,878,136	23,718,526
Payable for Fund shares redeemed	21,146	12,694,080
Payable for variation margin on futures contracts (Note 2)	3,739	—
Distributions payable	—	461,424
Management fees payable (Note 6)	31,665	116,782
Deferred Trustees’ fees (Note 6)	167,844	477,550
Administrative fees payable (Note 6)	8,440	24,156
Payable to distributor (Note 6d)	6,194	12,733
Audit and tax services fees payable	63,211	67,968
Other accounts payable and accrued expenses	50,705	138,480
TOTAL LIABILITIES	3,231,080	37,711,699
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$244,409,460	$682,389,259
NET ASSETS CONSIST OF:
Paid-in capital	$275,513,161	$754,553,517
Accumulated loss	(31,103,701)	(72,164,258)
NET ASSETS	$244,409,460	$682,389,259
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$3,330,155	$158,547,285
Shares of beneficial interest	344,572	14,514,487
Net asset value and redemption price per share	$9.66	$10.92
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.09	$11.17
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$665,444	$5,113,362
Shares of beneficial interest	68,605	469,294
Net asset value and offering price per share	$9.70	$10.90
Class N shares:
Net assets	$41,707,636	$48,433,898
Shares of beneficial interest	4,323,674	4,421,053
Net asset value, offering and redemption price per share	$9.65	$10.96
Class Y shares:
Net assets	$198,706,225	$470,294,714
Shares of beneficial interest	20,572,681	42,915,244
Net asset value, offering and redemption price per share	$9.66	$10.96

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 44

Statements of Operations
For the Year Ended September 30, 2025

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
INVESTMENT INCOME
Interest	$368,269,685	$47,330,974	$1,599,272
Dividends	—	18,366,142	79,494,263
Tax reclaims (Note 2i)	—	1,757,901	—
Less net foreign taxes withheld	(22,765)	(693,673)	(2,523,664)
	368,246,920	66,761,344	78,569,871
Expenses
Management fees (Note 6)	24,684,300	21,530,512	79,794,746
Service and distribution fees (Note 6)	1,020,111	3,499,934	4,088,380
Administrative fees (Note 6)	3,325,423	1,246,663	6,869,406
Trustees' fees and expenses (Note 6)	394,287	166,272	666,931
Transfer agent fees and expenses (Notes 6, 7 and 8)	5,742,752	2,273,015	14,120,134
Audit and tax services fees	62,642	65,688	60,181
Custodian fees and expenses	296,028	214,239	488,649
Legal fees	255,414	95,606	555,680
Registration fees	182,721	97,400	252,567
Shareholder reporting expenses (Note 6)	272,730	93,776	515,840
Miscellaneous expenses	229,974	398,170	480,502
Total expenses	36,466,382	29,681,275	107,893,016
Expense recovery (Note 6)	19,604	—	—
Less waiver and/or expense reimbursement (Note 6)	—	—	(837,655)
Less expense offset (Note 8)	(69,817)	(10,247)	(285,504)
Net expenses	36,416,169	29,671,028	106,769,857
Net investment income (loss)	331,830,751	37,090,316	(28,199,986)
Net realized and unrealized gain (loss) on Investments, Short sales, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Unaffiliated investments	(91,584,996)	156,603,321	465,129,258
Distributions of capital gains received from affiliated investments	—	—	214,220
Short sales	(1,173,358)	—	—
Futures contracts	(5,973,821)	561,693	—
Forward foreign currency contracts (Note 2e)	—	(801,036)	—
Foreign currency transactions (Note 2d)	(37,148)	243,075	(82,201)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	11,456,006	11,532,545	3,301,941,717
Affiliated investments	—	—	38,673,547
Short sales	(1,602,375)	—	—
Futures contracts	(849,208)	(1,414,457)	—
Forward foreign currency contracts (Note 2e)	—	829,330	—
Foreign currency translations (Note 2d)	264,567	(309,635)	81,404
Net realized and unrealized gain (loss) on Investments, Short sales, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	(89,500,333)	167,244,836	3,805,957,945
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$242,330,418	$204,335,152	$3,777,757,959
See accompanying notes to financial statements.
45 |

Statements of Operations (continued)
For the Year Ended September 30, 2025

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$11,021,700	$28,868,001
Expenses
Management fees (Note 6)	596,305	2,236,576
Service and distribution fees (Note 6)	14,232	471,190
Administrative fees (Note 6)	102,748	303,204
Trustees' fees and expenses (Note 6)	44,556	95,584
Transfer agent fees and expenses (Notes 6, 7 and 8)	163,633	641,977
Audit and tax services fees	60,989	65,839
Custodian fees and expenses	55,182	49,333
Legal fees	6,673	21,580
Registration fees	66,101	137,432
Shareholder reporting expenses (Note 6)	26,481	48,062
Miscellaneous expenses	43,095	50,138
Total expenses	1,179,995	4,120,915
Less waiver and/or expense reimbursement (Note 6)	(228,844)	(475,945)
Less expense offset (Note 8)	(898)	(33,125)
Net expenses	950,253	3,611,845
Net investment income	10,071,447	25,256,156
Net realized and unrealized gain (loss) on Investments and Futures contracts
Net realized gain (loss) on:
Unaffiliated investments	867,560	536,191
Futures contracts	(490,157)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,038,956)	1,489,927
Futures contracts	118,160	—
Net realized and unrealized gain (loss) on Investments and Futures contracts	(543,393)	2,026,118
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,528,054	$27,282,274
See accompanying notes to financial statements.
| 46

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income	$331,830,751	$305,700,821	$37,090,316	$37,180,447
Net realized gain (loss) on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency transactions	(98,769,323)	(40,938,125)	156,607,053	160,789,270
Net change in unrealized appreciation on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency translations	9,268,990	563,819,917	10,637,783	535,992,133
Net increase in net assets resulting from operations	242,330,418	828,582,613	204,335,152	733,961,850
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(12,925,806)	(15,488,385)	(39,320,325)	(19,252,001)
Class C	(679,561)	(866,867)	(14,544,883)	(9,934,162)
Class N	(94,867,324)	(89,495,469)	(20,241,713)	(11,641,729)
Class Y	(221,312,778)	(203,503,847)	(131,474,474)	(71,141,366)
Total distributions	(329,785,469)	(309,354,568)	(205,581,395)	(111,969,258)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(203,460,649)	721,810,136	(188,348,858)	(229,498,168)
Net increase (decrease) in net assets	(290,915,700)	1,241,038,181	(189,595,101)	392,494,424
NET ASSETS
Beginning of the year	7,954,047,335	6,713,009,154	3,088,807,008	2,696,312,584
End of the year	$7,663,131,635	$7,954,047,335	$2,899,211,907	$3,088,807,008
See accompanying notes to financial statements.
47 |

Statements of Changes in Net Assets (continued)

	Growth Fund		Intermediate Duration Bond Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income (loss)	$(28,199,986)	$(15,768,370)	$10,071,447	$12,303,640
Net realized gain (loss) on investments, including distributions of capital gains received from investments, futures contracts and foreign currency transactions	465,261,277	832,628,749	377,403	(882,717)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	3,340,696,668	3,521,340,928	(920,796)	17,319,773
Net increase in net assets resulting from operations	3,777,757,959	4,338,201,307	9,528,054	28,740,696
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(74,783,360)	(61,797,811)	(118,649)	(166,192)
Class C	(7,577,978)	(6,693,261)	(22,235)	(24,316)
Class N	(47,511,605)	(42,231,293)	(1,463,560)	(2,419,149)
Class Y	(728,793,454)	(605,668,194)	(8,519,448)	(9,767,575)
Total distributions	(858,666,397)	(716,390,559)	(10,123,892)	(12,377,232)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	621,511,345	461,085,826	(20,340,005)	(96,132,973)
Net increase (decrease) in net assets	3,540,602,907	4,082,896,574	(20,935,843)	(79,769,509)
NET ASSETS
Beginning of the year	14,883,036,750	10,800,140,176	265,345,303	345,114,812
End of the year	$18,423,639,657	$14,883,036,750	$244,409,460	$265,345,303
See accompanying notes to financial statements.
| 48

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income	$25,256,156	$28,647,981
Net realized gain on investments	536,191	1,598,722
Net change in unrealized appreciation on investments	1,489,927	22,651,361
Net increase in net assets resulting from operations	27,282,274	52,898,064
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,009,807)	(7,913,298)
Class C	(155,955)	(223,666)
Class N	(2,060,409)	(2,090,215)
Class Y	(18,084,026)	(20,081,802)
Total distributions	(26,310,197)	(30,308,981)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(60,782,290)	(30,142,985)
Net decrease in net assets	(59,810,213)	(7,553,902)
NET ASSETS
Beginning of the year	742,199,472	749,753,374
End of the year	$682,389,259	$742,199,472
See accompanying notes to financial statements.
49 |

Financial Highlights
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.74	$10.93	$11.20	$13.59	$14.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.46	0.44	0.38	0.26	0.21
Net realized and unrealized gain (loss)	(0.13)	0.82	(0.25)	(2.30)	(0.13)
Total from Investment Operations	0.33	1.26	0.13	(2.04)	0.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.45)	(0.40)	(0.32)	(0.29)
Net realized capital gains	—	—	—	(0.03)	(0.28)
Total Distributions	(0.46)	(0.45)	(0.40)	(0.35)	(0.57)
Net asset value, end of the period	$11.61	$11.74	$10.93	$11.20	$13.59
Total return(b)	2.97%	11.77%(c)	1.04%(c)	(15.24)%(c)	0.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$288,607	$393,898	$376,624	$428,825	$747,497
Net expenses	0.74%(d)	0.74%(e)	0.74%(e)	0.73%(e)(f)	0.71%
Gross expenses	0.74%	0.75%	0.75%	0.74%	0.71%
Net investment income	4.02%	3.89%	3.33%	2.08%	1.51%
Portfolio turnover rate	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Effective July 1, 2025, the expense limit decreased from 0.74% to 0.73%. See Note 6 of Notes to Financial Statements.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
See accompanying notes to financial statements.
| 50

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.75	$10.94	$11.21	$13.60	$14.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.36	0.30	0.17	0.10
Net realized and unrealized gain (loss)	(0.11)	0.82	(0.26)	(2.30)	(0.13)
Total from Investment Operations	0.26	1.18	0.04	(2.13)	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.37)	(0.31)	(0.23)	(0.18)
Net realized capital gains	—	—	—	(0.03)	(0.28)
Total Distributions	(0.38)	(0.37)	(0.31)	(0.26)	(0.46)
Net asset value, end of the period	$11.63	$11.75	$10.94	$11.21	$13.60
Total return(b)	2.28%	10.91%(c)	0.26%(c)	(15.88)%(c)	(0.24)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$18,685	$23,846	$30,402	$48,679	$95,755
Net expenses	1.49%(d)	1.49%(e)	1.49%(e)	1.48%(e)(f)	1.46%
Gross expenses	1.49%	1.50%	1.50%	1.49%	1.46%
Net investment income	3.28%	3.14%	2.57%	1.33%	0.75%
Portfolio turnover rate	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Effective July 1, 2025, the expense limit decreased from 1.49% to 1.48%. See Note 6 of Notes to Financial Statements.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
See accompanying notes to financial statements.
51 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.86	$11.04	$11.31	$13.72	$14.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.51	0.49	0.43	0.31	0.26
Net realized and unrealized gain (loss)	(0.13)	0.82	(0.26)	(2.32)	(0.14)
Total from Investment Operations	0.38	1.31	0.17	(2.01)	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.49)	(0.44)	(0.37)	(0.33)
Net realized capital gains	—	—	—	(0.03)	(0.28)
Total Distributions	(0.50)	(0.49)	(0.44)	(0.40)	(0.61)
Net asset value, end of the period	$11.74	$11.86	$11.04	$11.31	$13.72
Total return	3.39%	12.13%	1.37%	(14.94)%	0.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,291,912	$2,144,253	$2,015,457	$1,890,793	$2,563,736
Net expenses	0.39%	0.39%	0.40%	0.38%(b)	0.38%
Gross expenses	0.39%	0.39%	0.40%	0.38%	0.38%
Net investment income	4.39%	4.24%	3.69%	2.47%	1.84%
Portfolio turnover rate	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
See accompanying notes to financial statements.
| 52

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.85	$11.03	$11.30	$13.71	$14.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.49	0.48	0.42	0.30	0.24
Net realized and unrealized gain (loss)	(0.12)	0.82	(0.26)	(2.32)	(0.13)
Total from Investment Operations	0.37	1.30	0.16	(2.02)	0.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(0.48)	(0.43)	(0.36)	(0.32)
Net realized capital gains	—	—	—	(0.03)	(0.28)
Total Distributions	(0.49)	(0.48)	(0.43)	(0.39)	(0.60)
Net asset value, end of the period	$11.73	$11.85	$11.03	$11.30	$13.71
Total return	3.29%	12.04%(b)	1.28%(b)	(15.03)%(b)	0.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,063,927	$5,392,050	$4,290,526	$3,543,096	$5,442,563
Net expenses	0.49%(c)	0.49%(d)	0.49%(d)	0.48%(d)(e)	0.46%
Gross expenses	0.49%	0.50%	0.50%	0.49%	0.46%
Net investment income	4.28%	4.15%	3.60%	2.35%	1.76%
Portfolio turnover rate	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Effective July 1, 2025, the expense limit decreased from 0.49% to 0.48%. See Note 6 of Notes to Financial Statements.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
See accompanying notes to financial statements.
53 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$26.56	$21.45	$19.94	$28.86	$26.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.27	0.23	0.13	0.06
Net realized and unrealized gain (loss)	1.51	5.73	3.31	(6.89)	4.18
Total from Investment Operations	1.80	6.00	3.54	(6.76)	4.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.04)	—	—	(0.13)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.79)	(0.89)	(2.03)	(2.16)	(1.61)
Net asset value, end of the period	$26.57	$26.56	$21.45	$19.94	$28.86
Total return(b)	7.38%	28.61%	18.67%	(25.59)%	16.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$548,684	$593,001	$474,968	$482,031	$737,469
Net expenses	1.16%	1.16%	1.17%	1.14%	1.13%
Gross expenses	1.16%	1.16%	1.17%	1.14%	1.13%
Net investment income	1.14%	1.14%	1.09%	0.52%	0.23%
Portfolio turnover rate	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
See accompanying notes to financial statements.
| 54

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$25.30	$20.59	$19.34	$28.26	$25.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09	0.09	0.07	(0.06)	(0.14)
Net realized and unrealized gain (loss)	1.44	5.47	3.21	(6.70)	4.10
Total from Investment Operations	1.53	5.56	3.28	(6.76)	3.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	—	—	—	—
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.58)	(0.85)	(2.03)	(2.16)	(1.48)
Net asset value, end of the period	$25.25	$25.30	$20.59	$19.34	$28.26
Total return(b)	6.57%	27.63%	17.84%	(26.16)%	15.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$194,948	$244,927	$256,487	$302,501	$503,073
Net expenses	1.91%	1.91%	1.92%	1.89%	1.88%
Gross expenses	1.91%	1.91%	1.92%	1.89%	1.88%
Net investment income (loss)	0.39%	0.40%	0.33%	(0.23)%	(0.52)%
Portfolio turnover rate	35%	22%	19%	35%	45%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
See accompanying notes to financial statements.
55 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$26.98	$21.78	$20.14	$29.09	$26.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.36	0.31	0.22	0.15
Net realized and unrealized gain (loss)	1.54	5.80	3.36	(6.96)	4.21
Total from Investment Operations	1.92	6.16	3.67	(6.74)	4.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.11)	—	(0.05)	(0.21)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.88)	(0.96)	(2.03)	(2.21)	(1.69)
Net asset value, end of the period	$27.02	$26.98	$21.78	$20.14	$29.09
Total return	7.75%	29.01%	19.16%	(25.36)%	17.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$298,087	$298,559	$266,298	$243,862	$350,222
Net expenses	0.83%	0.82%	0.82%	0.81%	0.81%
Gross expenses	0.83%	0.82%	0.82%	0.81%	0.81%
Net investment income	1.48%	1.48%	1.43%	0.87%	0.55%
Portfolio turnover rate	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
See accompanying notes to financial statements.
| 56

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$26.95	$21.75	$20.14	$29.09	$26.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.34	0.29	0.20	0.13
Net realized and unrealized gain (loss)	1.52	5.80	3.35	(6.96)	4.21
Total from Investment Operations	1.88	6.14	3.64	(6.76)	4.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.09)	—	(0.03)	(0.19)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.85)	(0.94)	(2.03)	(2.19)	(1.67)
Net asset value, end of the period	$26.98	$26.95	$21.75	$20.14	$29.09
Total return	7.65%	28.93%	19.00%	(25.41)%	17.02%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,857,493	$1,952,319	$1,698,560	$1,932,913	$3,286,680
Net expenses	0.91%	0.91%	0.92%	0.89%	0.88%
Gross expenses	0.91%	0.91%	0.92%	0.89%	0.88%
Net investment income	1.39%	1.39%	1.33%	0.77%	0.48%
Portfolio turnover rate	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
See accompanying notes to financial statements.
57 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$25.63	$19.58	$16.45	$23.85	$20.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)	(0.08)	(0.08)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	6.31	7.53	5.89	(6.10)	4.17
Total from Investment Operations	6.20	7.45	5.81	(6.16)	4.12
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Net asset value, end of the period	$30.16	$25.63	$19.58	$16.45	$23.85
Total return(b)	25.07%(c)	39.80%	40.67%	(27.48)%	20.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,306,955	$1,158,398	$798,843	$1,164,116	$1,740,523
Net expenses	0.90%(d)	0.91%	0.92%	0.90%	0.89%
Gross expenses	0.91%	0.94%(e)	0.92%	0.90%	0.89%
Net investment loss	(0.41)%	(0.35)%	(0.43)%	(0.30)%	(0.22)%
Portfolio turnover rate	7%	10%	13%	20%	9%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(e)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.91%.
See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class C
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$21.29	$16.60	$14.42	$21.21	$18.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.26)	(0.21)	(0.18)	(0.20)	(0.20)
Net realized and unrealized gain (loss)	5.19	6.30	5.04	(5.35)	3.74
Total from Investment Operations	4.93	6.09	4.86	(5.55)	3.54
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Net asset value, end of the period	$24.55	$21.29	$16.60	$14.42	$21.21
Total return(b)	24.16%(c)	38.69%	39.68%	(28.05)%	19.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$123,424	$103,945	$78,116	$65,977	$127,003
Net expenses	1.65%(d)	1.66%	1.67%	1.65%	1.63%
Gross expenses	1.66%	1.66%	1.67%	1.65%	1.63%
Net investment loss	(1.16)%	(1.10)%	(1.18)%	(1.05)%	(0.97)%
Portfolio turnover rate	7%	10%	13%	20%	9%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$28.63	$21.66	$17.87	$25.73	$22.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.00)(b)	(0.02)	0.01	0.02
Net realized and unrealized gain (loss)	7.09	8.37	6.49	(6.63)	4.49
Total from Investment Operations	7.07	8.37	6.47	(6.62)	4.51
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.05)
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Total Distributions	(1.67)	(1.40)	(2.68)	(1.24)	(1.04)
Net asset value, end of the period	$34.03	$28.63	$21.66	$17.87	$25.73
Total return	25.50%	40.25%	41.19%	(27.25)%	20.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,156,002	$843,243	$718,311	$663,001	$806,186
Net expenses	0.56%(c)	0.57%	0.58%	0.57%	0.56%
Gross expenses	0.56%	0.57%	0.58%	0.57%	0.56%
Net investment income (loss)	(0.07)%	(0.01)%	(0.08)%	0.04%	0.09%
Portfolio turnover rate	7%	10%	13%	20%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class Y
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$28.54	$21.61	$17.86	$25.73	$22.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)	(0.02)	(0.03)	(0.01)	0.01
Net realized and unrealized gain (loss)	7.07	8.35	6.46	(6.62)	4.48
Total from Investment Operations	7.02	8.33	6.43	(6.63)	4.49
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.03)
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Total Distributions	(1.67)	(1.40)	(2.68)	(1.24)	(1.02)
Net asset value, end of the period	$33.89	$28.54	$21.61	$17.86	$25.73
Total return	25.40%(b)	40.15%	40.97%	(27.29)%	20.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$15,837,259	$12,777,451	$9,204,871	$7,594,603	$11,094,922
Net expenses	0.65%(c)	0.66%	0.67%	0.65%	0.64%
Gross expenses	0.66%	0.66%	0.67%	0.65%	0.64%
Net investment income (loss)	(0.16)%	(0.10)%	(0.17)%	(0.05)%	0.02%
Portfolio turnover rate	7%	10%	13%	20%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.67	$9.16	$9.23	$10.58	$10.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.37	0.29	0.15	0.11
Net realized and unrealized gain (loss)	(0.00)(b)	0.52	(0.06)	(1.30)	(0.11)
Total from Investment Operations	0.38	0.89	0.23	(1.15)	(0.00)(b)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.38)	(0.30)	(0.15)	(0.12)
Net realized capital gains	—	—	—	(0.05)	(0.29)
Total Distributions	(0.39)	(0.38)	(0.30)	(0.20)	(0.41)
Net asset value, end of the period	$9.66	$9.67	$9.16	$9.23	$10.58
Total return(c)(d)	4.01%	9.86%	2.53%	(10.98)%	(0.06)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,330	$3,089	$7,150	$18,077	$20,942
Net expenses(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.75%	0.73%	0.71%	0.68%	0.70%
Net investment income	3.98%	3.92%	3.12%	1.49%	1.03%
Portfolio turnover rate	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.71	$9.19	$9.27	$10.62	$11.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.30	0.24	0.06	0.03
Net realized and unrealized gain (loss)	(0.01)	0.53	(0.08)	(1.29)	(0.11)
Total from Investment Operations	0.30	0.83	0.16	(1.23)	(0.08)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.31)	(0.24)	(0.07)	(0.03)
Net realized capital gains	—	—	—	(0.05)	(0.29)
Total Distributions	(0.31)	(0.31)	(0.24)	(0.12)	(0.32)
Net asset value, end of the period	$9.70	$9.71	$9.19	$9.27	$10.62
Total return(b)(c)	3.20%	9.17%	1.69%	(11.65)%	(0.76)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$665	$740	$698	$174	$315
Net expenses(d)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.50%	1.48%	1.46%	1.43%	1.45%
Net investment income	3.22%	3.21%	2.53%	0.60%	0.30%
Portfolio turnover rate	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.67	$9.16	$9.22	$10.57	$10.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.40	0.33	0.18	0.14
Net realized and unrealized gain (loss)	(0.00)(b)	0.52	(0.06)	(1.30)	(0.11)
Total from Investment Operations	0.40	0.92	0.27	(1.12)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.41)	(0.33)	(0.18)	(0.15)
Net realized capital gains	—	—	—	(0.05)	(0.29)
Total Distributions	(0.42)	(0.41)	(0.33)	(0.23)	(0.44)
Net asset value, end of the period	$9.65	$9.67	$9.16	$9.22	$10.57
Total return(c)	4.23%	10.21%	2.97%	(10.73)%	0.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$41,708	$57,190	$55,983	$19,294	$20,094
Net expenses(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.43%	0.40%	0.39%	0.37%	0.38%
Net investment income	4.23%	4.25%	3.60%	1.80%	1.32%
Portfolio turnover rate	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.67	$9.16	$9.23	$10.58	$10.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.39	0.32	0.17	0.14
Net realized and unrealized gain (loss)	(0.00)(b)	0.52	(0.06)	(1.29)	(0.11)
Total from Investment Operations	0.40	0.91	0.26	(1.12)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.40)	(0.33)	(0.18)	(0.15)
Net realized capital gains	—	—	—	(0.05)	(0.29)
Total Distributions	(0.41)	(0.40)	(0.33)	(0.23)	(0.44)
Net asset value, end of the period	$9.66	$9.67	$9.16	$9.23	$10.58
Total return(c)	4.28%	10.15%	2.81%	(10.76)%	0.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$198,706	$204,326	$281,284	$255,418	$340,326
Net expenses(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.50%	0.48%	0.46%	0.44%	0.45%
Net investment income	4.23%	4.18%	3.47%	1.70%	1.28%
Portfolio turnover rate	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.89	$10.57	$10.65	$11.40	$11.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.39	0.32	0.07	0.04
Net realized and unrealized gain (loss)	0.05	0.35	(0.04)	(0.72)	(0.11)
Total from Investment Operations	0.42	0.74	0.28	(0.65)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.42)	(0.36)	(0.10)	(0.07)
Net asset value, end of the period	$10.92	$10.89	$10.57	$10.65	$11.40
Total return(b)(c)	3.90%	7.09%	2.64%	(5.75)%	(0.58)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$158,547	$190,025	$209,032	$246,532	$287,244
Net expenses(d)	0.70%(e)	0.70%(e)	0.69%(f)	0.69%(f)	0.73%(e)(g)
Gross expenses	0.77%(e)	0.78%(e)(h)	0.77%(f)	0.72%(f)	0.73%(e)(f)
Net investment income	3.41%	3.65%	3.04%	0.65%	0.36%
Portfolio turnover rate	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes refund of prior year service fee of less than 0.01%. See Note 6b of Notes to Financial Statements.
(f)	Includes refund of prior year service fee of 0.01%.
(g)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(h)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.76%.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.87	$10.54	$10.62	$11.38	$11.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.29	0.31	0.24	(0.02)	(0.05)
Net realized and unrealized gain (loss)	0.04	0.35	(0.04)	(0.71)	(0.11)
Total from Investment Operations	0.33	0.66	0.20	(0.73)	(0.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.33)	(0.28)	(0.03)	(0.00)(b)
Net asset value, end of the period	$10.90	$10.87	$10.54	$10.62	$11.38
Total return(c)(d)	3.12%	6.40%	1.86%	(6.43)%	(1.35)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,113	$5,900	$8,510	$14,145	$24,922
Net expenses(e)	1.45%	1.45%	1.45%	1.45%	1.48%(f)
Gross expenses	1.53%	1.52%	1.53%	1.48%	1.49%
Net investment income (loss)	2.66%	2.90%	2.24%	(0.16)%	(0.40)%
Portfolio turnover rate	269%	217%	267%	203%	247%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.93	$10.60	$10.68	$11.43	$11.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.43	0.37	0.11	0.08
Net realized and unrealized gain (loss)	0.05	0.35	(0.06)	(0.73)	(0.11)
Total from Investment Operations	0.45	0.78	0.31	(0.62)	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.45)	(0.39)	(0.13)	(0.11)
Net asset value, end of the period	$10.96	$10.93	$10.60	$10.68	$11.43
Total return(b)	4.20%	7.50%	2.94%	(5.45)%	(0.25)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$48,434	$56,787	$45,716	$19,656	$12,972
Net expenses(c)	0.40%	0.40%	0.40%	0.39%	0.40%(d)
Gross expenses	0.43%	0.43%	0.43%	0.40%	0.41%
Net investment income	3.71%	3.96%	3.44%	1.03%	0.68%
Portfolio turnover rate	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.93	$10.60	$10.69	$11.43	$11.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.42	0.35	0.10	0.07
Net realized and unrealized gain (loss)	0.04	0.35	(0.05)	(0.72)	(0.11)
Total from Investment Operations	0.44	0.77	0.30	(0.62)	(0.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.44)	(0.39)	(0.12)	(0.10)
Net asset value, end of the period	$10.96	$10.93	$10.60	$10.69	$11.43
Total return(b)	4.15%	7.45%	2.79%	(5.42)%	(0.33)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$470,295	$489,488	$486,496	$491,162	$707,904
Net expenses(c)	0.45%	0.45%	0.45%	0.45%	0.48%(d)
Gross expenses	0.53%	0.52%	0.53%	0.48%	0.49%
Net investment income	3.65%	3.90%	3.30%	0.87%	0.61%
Portfolio turnover rate	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
See accompanying notes to financial statements.
69 |

Notes to Financial Statements
September 30, 2025
1.Organization. Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust I:
Loomis Sayles Core Plus Bond Fund ("Core Plus Bond Fund")
Loomis Sayles Funds I:
Loomis Sayles Intermediate Duration Bond Fund (“Intermediate Duration Bond Fund”)
Loomis Sayles Funds II:
Loomis Sayles Global Allocation Fund (“Global Allocation Fund”)
Loomis Sayles Growth Fund (“Growth Fund”)
Loomis Sayles Limited Term Government and Agency Fund (“Limited Term Government and Agency Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II ("Natixis ETF Trusts"). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded
| 70

Notes to Financial Statements (continued)
September 30, 2025
most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Short sales of debt investments are fair valued based on an evaluated ask price furnished to the Funds by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Short Sales. A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. Dividends or interest on securities sold short are reflected as short sale dividend or interest expense on the Statements of Operations. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.
d. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars
71 |

Notes to Financial Statements (continued)
September 30, 2025
based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
e. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
f. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
g. Swap Agreements. A Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of
| 72

Notes to Financial Statements (continued)
September 30, 2025
issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
i. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of September 30, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject
73 |

Notes to Financial Statements (continued)
September 30, 2025
to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries ("EU reclaims") and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds.
j. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, net operating losses, premium amortization, capital gains taxes, convertible bond adjustments, deferred Trustees' fees and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, futures contract mark-to-market, convertible bond adjustments, dividends payable, straddle loss deferral adjustments and paydown gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended September 30, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$329,785,469	$ —	$329,785,469	$309,354,568	$ —	$309,354,568
Global Allocation Fund	35,206,356	170,375,039	205,581,395	8,998,448	102,970,810	111,969,258
Growth Fund	—	858,666,397	858,666,397	—	716,390,559	716,390,559
Intermediate Duration Bond Fund	10,123,892	—	10,123,892	12,377,232	—	12,377,232
Limited Term Government and Agency Fund	26,310,197	—	26,310,197	30,308,981	—	30,308,981
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
| 74

Notes to Financial Statements (continued)
September 30, 2025
As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Undistributed ordinary income	$22,410,930	$25,484,385	$ —	$304,986	$767,451
Undistributed long-term capital gains	—	144,180,253	373,062,070	—	—
Total undistributed earnings	22,410,930	169,664,638	373,062,070	304,986	767,451
Capital loss carryforward:
Short-term:
No expiration date	(236,344,737)	—	—	(17,352,765)	(7,391,946)
Long-term:
No expiration date	(501,639,118)	—	—	(15,171,390)	(59,706,361)
Total capital loss carryforward	(737,983,855)	—	—	(32,524,155)	(67,098,307)
Late-year ordinary and post-October capital loss deferrals*	—	—	(18,937,586)	—	—
Unrealized appreciation (depreciation)	(302,914,051)	601,578,389	11,310,501,211	1,283,312	(4,894,428)
Total accumulated earnings (losses)	$(1,018,486,976)	$771,243,027	$11,664,625,695	$(30,935,857)	$(71,225,284)

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Growth Fund is deferring foreign currency losses and net operating losses.

As of September 30, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$7,973,907,157	$2,267,318,658	$7,012,282,488	$243,884,176	$698,391,615
Gross tax appreciation	$82,785,485	$671,687,939	$11,585,041,167	$2,899,058	$3,421,474
Gross tax depreciation	(385,757,151)	(69,808,404)	(274,539,956)	(1,615,746)	(8,315,902)
Net tax appreciation (depreciation)	$(302,971,666)	$601,879,535	$11,310,501,211	$1,283,312	$(4,894,428)
The difference between these amounts and those reported in the components of distributable earnings, if any, is primarily attributable to capital gains taxes and foreign exchange gains or losses.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
75 |

Notes to Financial Statements (continued)
September 30, 2025
m. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of September 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
n. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
o. Due from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/ dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash pledged as collateral for delayed delivery securities. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
p. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
q. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2.
| 76

Notes to Financial Statements (continued)
September 30, 2025
Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of September 30, 2025, at value:
Core Plus Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$ —	$3,578,434	$6,864	$3,585,298
Collateralized Mortgage Obligations	—	71,659,092	178,664	71,837,756
All Other Non-Convertible Bonds(a)	—	6,721,951,115	—	6,721,951,115
Total Non-Convertible Bonds	—	6,797,188,641	185,528	6,797,374,169
Municipals(a)	—	7,529,162	—	7,529,162
Total Bonds and Notes	—	6,804,717,803	185,528	6,804,903,331
Collateralized Loan Obligations	—	430,302,064	—	430,302,064
Short-Term Investments	—	437,332,471	—	437,332,471
Total Investments	—	7,672,352,338	185,528	7,672,537,866
Futures Contracts (unrealized appreciation)	434,629	—	—	434,629
Total	$434,629	$7,672,352,338	$185,528	$7,672,972,495

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes Sold Short	$ —	$(80,266,028)	$ —	$(80,266,028)
Futures Contracts (unrealized depreciation)	(1,638,485)	—	—	(1,638,485)
Total	$(1,638,485)	$(80,266,028)	$ —	$(81,904,513)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
77 |

Notes to Financial Statements (continued)
September 30, 2025

Global Allocation Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$43,110,326	$ —	$ —	$43,110,326
France	—	18,571,596	—	18,571,596
Japan	—	52,518,810	—	52,518,810
Netherlands	—	81,769,425	—	81,769,425
Sweden	—	63,994,060	—	63,994,060
Taiwan	—	99,342,281	—	99,342,281
United Kingdom	—	80,863,830	—	80,863,830
United States	1,479,549,378	49,757,825	—	1,529,307,203
Total Common Stocks	1,522,659,704	446,817,827	—	1,969,477,531
Bonds and Notes(a)	—	850,723,252	—	850,723,252
Collateralized Loan Obligations	—	8,700,207	—	8,700,207
Senior Loans(a)	—	27,669,640	—	27,669,640
Short-Term Investments	—	12,664,474	—	12,664,474
Total Investments	1,522,659,704	1,346,575,400	—	2,869,235,104
Forward Foreign Currency Contracts (unrealized appreciation)	—	793,040	—	793,040
Futures Contracts (unrealized appreciation)	414,230	—	—	414,230
Total	$1,523,073,934	$1,347,368,440	$ —	$2,870,442,374

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(1,027,853)	$ —	$(1,027,853)
Futures Contracts (unrealized depreciation)	(1,507,830)	—	—	(1,507,830)
Total	$(1,507,830)	$(1,027,853)	$ —	$(2,535,683)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$18,105,261,214	$ —	$ —	$18,105,261,214
Affiliated Exchange-Traded Funds	190,279,112	—	—	190,279,112
Short-Term Investments	—	27,243,373	—	27,243,373
Total Investments	$18,295,540,326	$27,243,373	$—	$18,322,783,699

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
September 30, 2025

Intermediate Duration Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Residential Mortgage	$ —	$ —	$1,034	$1,034
Collateralized Mortgage Obligations	—	1,123,727	119	1,123,846
All Other Bonds and Notes(a)	—	239,104,237	—	239,104,237
Total Bonds and Notes	—	240,227,964	1,153	240,229,117
Short-Term Investments	—	4,938,371	—	4,938,371
Total Investments	—	245,166,335	1,153	245,167,488
Futures Contracts (unrealized appreciation)	114,336	—	—	114,336
Total	$114,336	$245,166,335	$1,153	$245,281,824

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Limited Term Government and Agency Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$7,106	$7,106
Collateralized Mortgage Obligations	—	40,993,174	6,538,325	47,531,499
All Other Bonds and Notes(a)	—	604,859,677	—	604,859,677
Total Bonds and Notes	—	645,852,851	6,545,431	652,398,282
Short-Term Investments	—	41,098,905	—	41,098,905
Total Investments	$—	$686,951,756	$6,545,431	$693,497,187

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or September 30, 2025:
Core Plus Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$8,495	$ —	$ —	$(236)	$ —	$(1,395)	$ —	$ —	$6,864	$(262)
Collateralized Mortgage Obligations	243,532	—	275	5,177	2,780	(73,100)	—	—	178,664	4,501
Total	$252,027	$ —	$275	$4,941	$2,780	$(74,495)	$ —	$ —	$185,528	$4,239
79 |

Notes to Financial Statements (continued)
September 30, 2025

Intermediate Duration Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Bonds and Notes
ABS Residential Mortgage	$1,280	$ —	$ —	$(36)	$ —	$(210)	$ —	$ —	$1,034	$(40)
Collateralized Mortgage Obligations	136	—	—	1	—	(18)	—	—	119	—
Total	$1,416	$ —	$ —	$(35)	$ —	$(228)	$ —	$ —	$1,153	$(40)

Limited Term Government and Agency Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Bonds and Notes
ABS Home Equity	$7,981	$ —	$14	$67	$ —	$(956)	$ —	$ —	$7,106	$14
Collateralized Mortgage Obligations	6,299,729	(1)	7,393	(14,449)	7,885	(2,702,293)	2,940,061	—	6,538,325	(25,872)
Total	$6,307,710	$(1)	$7,407	$(14,382)	$7,885	$(2,703,249)	$2,940,061	$ —	$6,545,431	$(25,858)
Debt securities valued at $2,940,061 were transferred from Level 2 to Level 3 during the period ended September 30, 2025. At September 30, 2024, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At September 30, 2025, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the year ended September 30, 2025, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use
| 80

Notes to Financial Statements (continued)
September 30, 2025
futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the year ended September 30, 2025, Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.
The following is a summary of derivative instruments for Core Plus Bond Fund as of September 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$434,629

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(1,638,485)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(5,973,821)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(849,208)
The following is a summary of derivative instruments for Global Allocation Fund as of September 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$793,040	$ —	$793,040
Exchange-traded asset derivatives
Interest rate contracts	—	414,230	414,230
Total asset derivatives	$793,040	$414,230	$1,207,270
81 |

Notes to Financial Statements (continued)
September 30, 2025

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,027,853)	$ —	$(1,027,853)
Exchange-traded liability derivatives
Interest rate contracts	—	(1,507,830)	(1,507,830)
Total liability derivatives	$(1,027,853)	$(1,507,830)	$(2,535,683)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Allocation Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$561,693
Foreign exchange contracts	(801,036)	—
Total	$(801,036)	$561,693

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(1,414,457)
Foreign exchange contracts	829,330	—
Total	$829,330	$(1,414,457)
The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of September 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$114,336

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(490,157)
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Notes to Financial Statements (continued)
September 30, 2025

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$118,160
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the year ended September 30, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts
Core Plus Bond Fund	$765,363,236	$ —
Global Allocation Fund	324,095,257	315,561,643
Intermediate Duration Bond Fund	14,252,374	—
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of September 30, 2025, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Global Allocation Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$163,785	$(163,785)	$ —	$ —	$ —
Deutsche Bank AG	57,545	(37,567)	19,978	—	19,978
HSBC Bank USA N.A.	324,942	(182,373)	142,569	—	142,569
Morgan Stanley Capital Services LLC	170,139	—	170,139	—	170,139
Royal Bank of Canada	76,629	—	76,629	—	76,629
	$793,040	$(383,725)	$409,315	$ —	$409,315

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(771,002)	$163,785	$(607,217)	$607,217	$ —
Deutsche Bank AG	(37,567)	37,567	—	—	—
83 |

Notes to Financial Statements (continued)
September 30, 2025

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
HSBC Bank USA N.A.	$(182,373)	$182,373	$ —	$ —	$ —
UBS AG	(36,911)	—	(36,911)	36,911	—
	$(1,027,853)	$383,725	$(644,128)	$644,128	$ —
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended September 30, 2025, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$10,973,127,510	$11,457,892,871	$1,039,597,336	$888,778,657
Global Allocation Fund	108,810,397	152,677,401	884,403,991	1,206,747,749
Growth Fund	—	—	1,087,596,208	1,459,721,748
Intermediate Duration Bond Fund	92,063,736	109,389,351	221,621,090	223,847,064
Limited Term Government and Agency Fund	1,787,633,998	1,838,970,374	7,291,768	7,560,363
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
| 84

Notes to Financial Statements (continued)
September 30, 2025
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%
Natixis Advisors, LLC ("Natixis Advisors") serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
Management and advisory administration fees are presented in the Statements of Operations as management fees.
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds' operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2026 except for Core Plus Bond Fund which is in effect until January 31, 2027, may be terminated before then only with the consent of the Funds' Board of Trustees and are reevaluated on an annual basis. In addition, Loomis Sayles will voluntarily waive its management fee on any portion of the Growth Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended September 30, 2025 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.73%	1.48%	0.43%	0.48%
Global Allocation Fund	1.20%	1.95%	0.90%	0.95%
Growth Fund	1.00%	1.75%	0.70%	0.75%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%
Prior to July 1, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Core Plus Bond Fund were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.74%	1.49%	0.44%	0.49%
Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.
Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the
85 |

Notes to Financial Statements (continued)
September 30, 2025
extent the annual operating expenses of a class fall below both (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended September 30, 2025, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Core Plus Bond Fund	$12,342,150	$ —	$ —	$12,342,150	0.16%	0.16%
Global Allocation Fund	21,530,512	—	—	21,530,512	0.74%	0.74%
Growth Fund	79,794,746	—	837,655	78,957,091	0.50%	0.49%
Intermediate Duration Bond Fund	596,305	227,328	—	368,977	0.25%	0.15%
Limited Term Government and Agency Fund	2,236,576	473,810	—	1,762,766	0.32%	0.25%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2026.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.
For the year ended September 30, 2025, expense reimbursements related to the prior fiscal year were recovered as follows:
Fund	Recovered Expenses
Core Plus Bond Fund	$19,604
For the year ended September 30, 2025, the advisory administration fees for Core Plus Bond Fund were $12,342,150 (effective rate of 0.16% of average daily net assets).
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended September 30, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$810,620	$52,373	$157,118
Global Allocation Fund	1,370,253	532,420	1,597,261
Growth Fund	3,020,953	266,857	800,570
Intermediate Duration Bond Fund	7,328	1,726	5,178
Limited Term Government and Agency Fund	415,634	13,889	41,667
| 86

Notes to Financial Statements (continued)
September 30, 2025
For the year ended September 30, 2025, Natixis Distribution refunded Limited Term Government and Agency Fund $6,527 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended September 30, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Core Plus Bond Fund	$3,325,423
Global Allocation Fund	1,246,663
Growth Fund	6,869,406
Intermediate Duration Bond Fund	102,748
Limited Term Government and Agency Fund	303,204
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended September 30, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$5,415,614
Global Allocation Fund	2,186,758
Growth Fund	13,153,054
Intermediate Duration Bond Fund	153,487
Limited Term Government and Agency Fund	444,927
As of September 30, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$70,207
Global Allocation Fund	47,670
Growth Fund	208,351
Intermediate Duration Bond Fund	6,194
Limited Term Government and Agency Fund	12,733
87 |

Notes to Financial Statements (continued)
September 30, 2025
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended September 30, 2025 were as follows:
Fund	Commissions
Core Plus Bond Fund	$14,763
Global Allocation Fund	14,217
Growth Fund	112,053
Intermediate Duration Bond Fund	33
Limited Term Government and Agency Fund	7,116
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of September 30, 2025, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:
Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Core Plus Bond Fund	— %	0.18%	0.18%
Global Allocation Fund	— %	0.78%	0.78%
Growth Fund	0.06%	0.76%	0.82%
Limited Term Government and Agency Fund	— %	0.46%	0.46%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
| 88

Notes to Financial Statements (continued)
September 30, 2025
For the year ended September 30, 2025, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$1,516
Limited Term Government and Agency Fund	2,135
i. Payment by Affiliates. For the year ended September 30, 2025, Natixis reimbursed Core Plus Bond Fund $188, Global Allocation Fund $7,860, Growth Fund $188 and Limited Term Government and Agency Fund $188 for losses incurred in connection with an operating error. These amounts are net of reimbursements in shareholder reporting expenses on the Statements of Operations.
For the year ended September 30, 2025, Loomis Sayles reimbursed Intermediate Duration Bond Fund $925 and Limited Term Government and Agency Fund $3,211 for losses incurred in connection with a trading error.
j. Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the year ended September 30, 2025, is as follows:
Growth Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of September 30, 2025	Distribution Received(2)
Natixis Loomis Sayles Focused Growth ETF	$151,605,565	$ —	$ —	$ —	$38,673,547	$190,279,112	4,284,398	$214,220

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended September 30, 2025 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$331,015	$21,367	$36,797	$5,283,756
Global Allocation Fund	474,778	185,357	6,114	1,596,519
Growth Fund	1,111,769	98,152	15,923	12,608,786
Intermediate Duration Bond Fund	2,332	551	1,516	158,336
Limited Term Government and Agency Fund	157,480	5,175	2,135	444,062
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
89 |

Notes to Financial Statements (continued)
September 30, 2025
For the year ended September 30, 2025, Global Allocation Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $16,950,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $10,227.
For the year ended September 30, 2025, Growth Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $54,500,000 at a weighted average interest rate of 5.68%. Interest expense incurred on the line of credit was $8,599.
10.Risk. Global Allocation Fund's investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Core Plus Bond Fund and Limited Term Government and Agency Fund's investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security's value.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of September 30, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	2	12.06%
Intermediate Duration Bond Fund	3	32.23%
Limited Term Government and Agency Fund	1	9.67%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
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Notes to Financial Statements (continued)
September 30, 2025
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,356,692	$83,767,167	8,896,197	$100,999,451
Issued in connection with the reinvestment of distributions	808,771	9,213,668	935,231	10,603,418
Redeemed	(16,866,156)	(191,089,308)	(10,739,004)	(121,688,504)
Net change	(8,700,693)	$(98,108,473)	(907,576)	$(10,085,635)
Class C
Issued from the sale of shares	276,584	$3,160,545	386,000	$4,374,416
Issued in connection with the reinvestment of distributions	53,042	605,134	67,150	761,463
Redeemed	(751,569)	(8,564,579)	(1,203,189)	(13,621,891)
Net change	(421,943)	$(4,798,900)	(750,039)	$(8,486,012)
Class N
Issued from the sale of shares	56,032,902	$643,974,218	61,252,701	$705,632,232
Issued in connection with the reinvestment of distributions	7,584,514	87,349,114	7,320,952	83,867,294
Redeemed	(49,140,834)	(564,953,991)	(70,396,497)	(806,515,643)
Net change	14,476,582	$166,369,341	(1,822,844)	$(17,016,117)
Class Y
Issued from the sale of shares	130,634,316	$1,503,683,844	168,527,582	$1,928,461,770
Issued in connection with the reinvestment of distributions	15,747,234	181,203,586	14,644,789	167,721,063
Redeemed	(169,568,613)	(1,951,810,047)	(117,231,012)	(1,338,784,933)
Net change	(23,187,063)	$(266,922,617)	65,941,359	$757,397,900
Increase (decrease) from capital share transactions	(17,833,117)	$(203,460,649)	62,460,900	$721,810,136
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Notes to Financial Statements (continued)
September 30, 2025
12.Capital Shares (continued).

	Year Ended September 30, 2025		Year Ended September 30, 2024
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,007,528	$75,339,110	3,769,034	$90,310,697
Issued in connection with the reinvestment of distributions	1,078,018	26,120,387	568,298	13,014,029
Redeemed	(5,760,243)	(144,115,238)	(4,150,610)	(98,953,766)
Net change	(1,674,697)	$(42,655,741)	186,722	$4,370,960
Class C
Issued from the sale of shares	433,367	$10,361,431	625,294	$14,500,478
Issued in connection with the reinvestment of distributions	563,926	13,066,172	385,461	8,457,002
Redeemed	(2,957,128)	(70,794,498)	(3,786,277)	(86,658,652)
Net change	(1,959,835)	$(47,366,895)	(2,775,522)	$(63,701,172)
Class N
Issued from the sale of shares	1,491,882	$37,947,321	1,550,741	$37,188,325
Issued in connection with the reinvestment of distributions	669,722	16,461,753	412,093	9,560,563
Redeemed	(2,193,686)	(56,267,253)	(3,125,624)	(76,645,189)
Net change	(32,082)	$(1,858,179)	(1,162,790)	$(29,896,301)
Class Y
Issued from the sale of shares	8,206,710	$208,137,946	9,672,545	$232,890,606
Issued in connection with the reinvestment of distributions	4,424,867	108,718,992	2,491,406	57,775,714
Redeemed	(16,244,076)	(413,324,981)	(17,804,379)	(430,937,975)
Net change	(3,612,499)	$(96,468,043)	(5,640,428)	$(140,271,655)
Decrease from capital share transactions	(7,279,113)	$(188,348,858)	(9,392,018)	$(229,498,168)
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Notes to Financial Statements (continued)
September 30, 2025
12.Capital Shares (continued).

	Year Ended September 30, 2025		Year Ended September 30, 2024
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,941,165	$213,105,190	13,398,629	$286,482,973
Issued in connection with the reinvestment of distributions	1,790,121	47,706,737	1,793,483	36,891,954
Redeemed	(11,596,690)	(306,466,531)	(10,791,043)	(241,033,217)
Net change	(1,865,404)	$(45,654,604)	4,401,069	$82,341,710
Class C
Issued from the sale of shares	1,481,805	$32,834,644	1,789,111	$32,977,890
Issued in connection with the reinvestment of distributions	255,314	5,570,943	283,961	4,881,292
Redeemed	(1,591,128)	(34,846,921)	(1,898,440)	(35,659,087)
Net change	145,991	$3,558,666	174,632	$2,200,095
Class N
Issued from the sale of shares	11,683,340	$358,999,219	8,709,843	$217,640,640
Issued in connection with the reinvestment of distributions	968,471	29,044,455	1,035,470	23,732,974
Redeemed	(8,135,498)	(246,438,243)	(13,460,136)	(326,380,825)
Net change	4,516,313	$141,605,431	(3,714,823)	$(85,007,211)
Class Y
Issued from the sale of shares	125,611,704	$3,708,430,922	119,507,577	$2,958,476,463
Issued in connection with the reinvestment of distributions	19,632,459	586,814,190	21,411,762	489,686,993
Redeemed	(125,596,410)	(3,773,243,260)	(119,148,322)	(2,986,612,224)
Net change	19,647,753	$522,001,852	21,771,017	$461,551,232
Increase from capital share transactions	22,444,653	$621,511,345	22,631,895	$461,085,826
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Notes to Financial Statements (continued)
September 30, 2025
12.Capital Shares (continued).

	Year Ended September 30, 2025		Year Ended September 30, 2024
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	112,102	$1,077,897	37,428	$350,424
Issued in connection with the reinvestment of distributions	7,375	70,457	11,025	103,176
Redeemed	(94,195)	(900,913)	(509,476)	(4,797,131)
Net change	25,282	$247,441	(461,023)	$(4,343,531)
Class C
Issued from the sale of shares	—	$ —	38,295	$366,440
Issued in connection with the reinvestment of distributions	2,320	22,235	2,574	24,316
Redeemed	(9,971)	(95,676)	(40,583)	(389,907)
Net change	(7,651)	$(73,441)	286	$849
Class N
Issued from the sale of shares	4,378,706	$42,058,826	429,618	$4,038,837
Issued in connection with the reinvestment of distributions	152,856	1,457,606	257,436	2,419,149
Redeemed	(6,123,176)	(58,761,331)	(886,737)	(8,304,185)
Net change	(1,591,614)	$(15,244,899)	(199,683)	$(1,846,199)
Class Y
Issued from the sale of shares	2,691,378	$25,763,171	2,743,485	$25,828,178
Issued in connection with the reinvestment of distributions	890,933	8,499,441	1,037,979	9,746,189
Redeemed	(4,138,535)	(39,531,718)	(13,366,582)	(125,518,459)
Net change	(556,224)	$(5,269,106)	(9,585,118)	$(89,944,092)
Decrease from capital share transactions	(2,130,207)	$(20,340,005)	(10,245,538)	$(96,132,973)
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Notes to Financial Statements (continued)
September 30, 2025
12.Capital Shares (continued).

	Year Ended September 30, 2025		Year Ended September 30, 2024
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,076,264	$22,463,852	2,761,835	$29,525,169
Issued in connection with the reinvestment of distributions	511,136	5,539,922	637,292	6,830,733
Redeemed	(5,516,098)	(59,630,098)	(5,734,764)	(61,428,874)
Net change	(2,928,698)	$(31,626,324)	(2,335,637)	$(25,072,972)
Class C
Issued from the sale of shares	89,767	$967,682	189,942	$2,029,979
Issued in connection with the reinvestment of distributions	13,206	142,788	17,623	188,304
Redeemed	(176,600)	(1,904,676)	(471,874)	(5,029,451)
Net change	(73,627)	$(794,206)	(264,309)	$(2,811,168)
Class N
Issued from the sale of shares	3,496,122	$37,960,490	1,631,653	$17,552,150
Issued in connection with the reinvestment of distributions	187,979	2,043,194	194,303	2,090,085
Redeemed	(4,460,762)	(48,441,436)	(941,379)	(10,116,770)
Net change	(776,661)	$(8,437,752)	884,577	$9,525,465
Class Y
Issued from the sale of shares	20,460,910	$222,595,382	19,625,748	$210,811,941
Issued in connection with the reinvestment of distributions	1,156,455	12,578,766	1,262,732	13,578,395
Redeemed	(23,492,623)	(255,098,156)	(21,985,119)	(236,174,646)
Net change	(1,875,258)	$(19,924,008)	(1,096,639)	$(11,784,310)
Decrease from capital share transactions	(5,654,244)	$(60,782,290)	(2,812,008)	$(30,142,985)
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II and Shareholders of Loomis Sayles Core Plus Bond Fund, Loomis Sayles Intermediate Duration Bond Fund, Loomis Sayles Global Allocation Fund, Loomis Sayles Growth Fund and Loomis Sayles Limited Term Government and Agency Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Core Plus Bond Fund (one of the funds constituting Natixis Funds Trust I), Loomis Sayles Intermediate Duration Bond Fund (one of the funds constituting Loomis Sayles Funds I), and Loomis Sayles Global Allocation Fund, Loomis Sayles Growth Fund and Loomis Sayles Limited Term Government and Agency Fund (three of the funds constituting Loomis Sayles Funds II) (hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
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2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the year ended September 30, 2025, a percentage of dividends distributed by the Fund listed below qualifies for the dividends received deduction for corporate shareholders. This percentage is as follows:
Fund	Qualifying Percentage
Global Allocation Fund	40.00%
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
Fund
Global Allocation Fund
Section 163(j) Interest Dividends. For the fiscal year ended September 30, 2025, the Funds below will designate up to the maximum amount allowable as Section 163(j) Interest Dividends.
Fund
Core Plus Bond Fund
Global Allocation Fund
Intermediate Duration Bond Fund
Limited Term Government and Agency Fund
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2025, unless subsequently determined to be different.
Fund	Amount
Global Allocation Fund	$170,375,039
Growth Fund	858,666,397
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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and Loomis Sayles Core Plus Bond Fund’s advisory administrator (the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined by the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed throughout the year on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Advisers’ policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules.
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For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2024, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Core Plus Bond Fund	96%	61%	49%
Loomis Sayles Global Allocation Fund	10%	55%	11%
Loomis Sayles Growth Fund	27%	1%	10%
Loomis Sayles Intermediate Duration Bond Fund	95%	99%	95%
Loomis Sayles Limited Term Government and Agency Fund	60%	32%	29%
In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund had outperformed its relevant performance benchmark for the one-year period ended December 31, 2024; (3) that the Fund had outperformed its relevant performance benchmark for all periods; (4) that the average duration of funds in the Fund’s category is considerably shorter than that of the Fund, as a result of the Fund’s mandate, such that its performance relative to its category would be expected to lag in certain market conditions; (5) that the Fund’s shorter-term (one-year) performance has been stronger relative to its category; (6) that the Fund’s long-term (10-year) performance was stronger relative to its category; (7) that the Fund’s five-year performance was stronger relative to its category; (8) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category; and (9) that the Fund’s more recent relative performance (i.e., for the three-month period ending March 31, 2025) had improved. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management
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of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Advisers for Loomis Sayles Core Plus Bond Fund, Loomis Sayles Growth Fund, Loomis Sayles Intermediate Duration Bond Fund, and Loomis Sayles Limited Term Government and Agency Fund under their respective expense limitation agreements. The Trustees also considered that the current expenses for Loomis Sayles Global Allocation Fund were below the Fund’s expense limitation. They further noted that management had proposed to reduce the expense limitation for Loomis Sayles Core Plus Bond Fund on all share classes, effective as of July 1, 2025. The Trustees also considered that the proposed reduction of the Loomis Sayles Core Plus Bond Fund’s expense limitation would result in an additional waiver of advisory fees equal to one basis point. The Trustees also noted that the total advisory fee rate for each of the Funds was at or below the median of its peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that each of Loomis Sayles Core Plus Bond Fund, Loomis Sayles Global Allocation Fund and Loomis Sayles Limited Term Government and Agency Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Loomis Sayles Core Plus Bond Fund on all share classes, effective as of July 1, 2025. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
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• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreements should be continued through June 30, 2026.
101 |

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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 11/30/26
LSIF58A-0925
This page is not part of the financial statements and other important information

Loomis Sayles Small Cap Growth Fund
Loomis Sayles Small Cap Value Fund
Loomis Sayles Small/Mid Cap Growth Fund
Annual Financial Statements and Other Important Information
September 30, 2025

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.4% of Net Assets
	Aerospace & Defense — 8.1%
369,895	AAR Corp.(a)	$33,168,485
377,230	ATI, Inc.(a)	30,683,888
328,484	Cadre Holdings, Inc.	11,992,951
247,133	Firefly Aerospace, Inc.(a)	7,245,939
348,874	Hexcel Corp.	21,874,400
458,263	Kratos Defense & Security Solutions, Inc.(a)	41,871,490
413,445	Mercury Systems, Inc.(a)	32,000,643
		178,837,796
	Automobile Components — 3.2%
154,843	Dorman Products, Inc.(a)	24,136,927
118,309	Modine Manufacturing Co.(a)	16,818,807
288,120	Patrick Industries, Inc.	29,800,252
		70,755,986
	Banks — 1.9%
376,699	Bancorp, Inc.(a)	28,210,988
129,567	Coastal Financial Corp.(a)	14,015,262
		42,226,250
	Beverages — 1.3%
686,598	Vita Coco Co., Inc.(a)	29,159,817
	Biotechnology — 8.0%
297,473	Akero Therapeutics, Inc.(a)	14,124,018
778,569	Alkermes PLC(a)	23,357,070
135,833	Insmed, Inc.(a)	19,561,310
304,163	Mirum Pharmaceuticals, Inc.(a)	22,298,190
297,579	Rhythm Pharmaceuticals, Inc.(a)	30,052,503
408,666	Scholar Rock Holding Corp.(a)	15,218,722
567,545	Vericel Corp.(a)	17,860,641
874,788	Viridian Therapeutics, Inc.(a)	18,877,925
361,512	Xenon Pharmaceuticals, Inc.(a)	14,514,707
		175,865,086
	Broadline Retail — 0.6%
936,345	Pattern Group, Inc., Class A(a)	12,827,927
	Building Products — 0.7%
66,058	CSW Industrials, Inc.	16,035,580
	Capital Markets — 6.0%
195,518	Hamilton Lane, Inc., Class A	26,353,871
552,677	Marex Group PLC	18,581,001
1,122,770	P10, Inc., Class A	12,215,738
85,811	Piper Sandler Cos.	29,775,559
189,146	PJT Partners, Inc., Class A	33,616,918
791,101	WisdomTree, Inc.	10,996,304
		131,539,391
	Commercial Services & Supplies — 1.8%
1,095,131	ACV Auctions, Inc., Class A(a)	10,852,748
298,641	Casella Waste Systems, Inc., Class A(a)	28,335,058
		39,187,806
Shares	Description	Value (†)
	Communications Equipment — 2.1%
348,237	Calix, Inc.(a)	$21,371,305
1,253,544	Extreme Networks, Inc.(a)	25,885,683
		47,256,988
	Construction & Engineering — 7.1%
267,205	Arcosa, Inc.	25,039,781
346,750	Construction Partners, Inc., Class A(a)	44,037,250
275,514	Everus Construction Group, Inc.(a)	23,625,325
96,259	MYR Group, Inc.(a)	20,024,760
127,230	Sterling Infrastructure, Inc.(a)	43,217,486
		155,944,602
	Diversified Consumer Services — 3.8%
146,241	Grand Canyon Education, Inc.(a)	32,102,824
1,238,106	OneSpaWorld Holdings Ltd.	26,173,561
173,216	Stride, Inc.(a)	25,798,791
		84,075,176
	Electronic Equipment, Instruments & Components — 5.4%
198,917	Advanced Energy Industries, Inc.	33,843,738
247,770	Itron, Inc.(a)	30,862,231
1,019,226	Mirion Technologies, Inc.(a)	23,707,197
122,603	OSI Systems, Inc.(a)	30,557,572
		118,970,738
	Energy Equipment & Services — 2.0%
539,932	Cactus, Inc., Class A	21,311,116
939,784	Oceaneering International, Inc.(a)	23,287,848
		44,598,964
	Financial Services — 1.5%
655,480	EVERTEC, Inc.	22,142,115
387,409	Paymentus Holdings, Inc., Class A(a)	11,854,715
		33,996,830
	Health Care Equipment & Supplies — 5.5%
351,165	Artivion, Inc.(a)	14,868,326
538,021	Establishment Labs Holdings, Inc.(a)	22,053,481
174,235	Glaukos Corp.(a)	14,208,864
182,455	Integer Holdings Corp.(a)	18,853,075
163,445	iRhythm Technologies, Inc.(a)	28,110,905
130,204	Merit Medical Systems, Inc.(a)	10,836,879
375,124	PROCEPT BioRobotics Corp.(a)	13,388,176
		122,319,706
	Health Care Providers & Services — 4.7%
131,903	Ensign Group, Inc.	22,788,881
297,791	HealthEquity, Inc.(a)	28,221,653
851,779	Omada Health, Inc.(a)	18,832,834
439,146	RadNet, Inc.(a)	33,467,317
		103,310,685
	Health Care Technology — 0.7%
660,684	Phreesia, Inc.(a)	15,539,288
	Hotels, Restaurants & Leisure — 3.2%
974,406	First Watch Restaurant Group, Inc.(a)	15,239,710
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small Cap Growth Fund (continued)
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
1,065,209	Life Time Group Holdings, Inc.(a)	$29,399,768
1,195,413	Super Group SGHC Ltd.	15,779,452
65,527	Texas Roadhouse, Inc.	10,887,311
		71,306,241
	Interactive Media & Services — 0.7%
413,041	Cargurus, Inc.(a)	15,377,516
	IT Services — 0.4%
1,091,738	Grid Dynamics Holdings, Inc.(a)	8,417,300
	Leisure Products — 0.7%
491,398	YETI Holdings, Inc.(a)	16,304,586
	Machinery — 3.5%
192,438	ESCO Technologies, Inc.	40,625,586
91,228	RBC Bearings, Inc.(a)	35,605,376
		76,230,962
	Oil, Gas & Consumable Fuels — 1.0%
909,410	Magnolia Oil & Gas Corp., Class A	21,707,617
	Pharmaceuticals — 5.6%
186,279	Axsome Therapeutics, Inc.(a)	22,623,584
225,998	Ligand Pharmaceuticals, Inc.(a)	40,033,286
521,347	Supernus Pharmaceuticals, Inc.(a)	24,915,173
220,051	Tarsus Pharmaceuticals, Inc.(a)	13,077,631
100,149	Verona Pharma PLC, ADR(a)	10,686,900
1,639,566	WaVe Life Sciences Ltd.(a)	12,001,623
		123,338,197
	Professional Services — 1.1%
166,525	Huron Consulting Group, Inc.(a)	24,440,874
	Semiconductors & Semiconductor Equipment — 3.7%
286,109	MACOM Technology Solutions Holdings, Inc.(a)	35,617,709
195,105	Rambus, Inc.(a)	20,329,941
198,173	Silicon Laboratories, Inc.(a)	25,986,426
		81,934,076
	Software — 7.8%
207,838	Agilysys, Inc.(a)	21,874,949
170,434	Commvault Systems, Inc.(a)	32,174,531
207,882	Intapp, Inc.(a)	8,502,374
341,759	JFrog Ltd.(a)	16,175,453
165,463	Life360, Inc.(a)	17,588,717
337,829	Procore Technologies, Inc.(a)	24,634,491
Shares	Description	Value (†)
	Software — continued
642,842	Varonis Systems, Inc.(a)	$36,944,130
172,579	Workiva, Inc.(a)	14,855,600
		172,750,245
	Specialty Retail — 2.3%
147,628	Boot Barn Holdings, Inc.(a)	24,464,912
910,897	Warby Parker, Inc., Class A(a)	25,122,539
		49,587,451
	Trading Companies & Distributors — 3.0%
124,575	Applied Industrial Technologies, Inc.	32,520,304
140,718	McGrath RentCorp	16,506,221
129,673	SiteOne Landscape Supply, Inc.(a)	16,701,883
		65,728,408
	Total Common Stocks (Identified Cost $1,572,650,912)	2,149,572,089

Principal Amount
Short-Term Investments — 2.7%
$60,694,524	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $60,698,992 on 10/01/2025 collateralized by $61,248,100 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $61,908,448 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $60,694,524)	60,694,524
	Total Investments — 100.1% (Identified Cost $1,633,345,436)	2,210,266,613
	Other assets less liabilities — (0.1)%	(2,554,901)
	Net Assets — 100.0%	$2,207,711,712

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 98.5% of Net Assets
	Aerospace & Defense — 5.1%
31,651	Mercury Systems, Inc.(a)	$2,449,787
30,932	Moog, Inc., Class A	6,423,648
60,054	V2X, Inc.(a)	3,488,537
28,749	VSE Corp.	4,779,234
		17,141,206
	Automobile Components — 1.4%
357,788	Garrett Motion, Inc.	4,873,073
	Banks — 13.5%
72,606	Ameris Bancorp	5,322,746
30,455	Bancorp, Inc.(a)	2,280,775
92,723	Cadence Bank	3,480,821
64,898	FB Financial Corp.	3,617,415
83,607	First Busey Corp.	1,935,502
42,588	Hanmi Financial Corp.	1,051,498
155,162	Home BancShares, Inc.	4,391,085
46,417	Popular, Inc.	5,895,423
55,716	Prosperity Bancshares, Inc.	3,696,757
51,353	Southstate Bank Corp.	5,077,271
47,992	Western Alliance Bancorp	4,161,866
35,344	Wintrust Financial Corp.	4,680,959
		45,592,118
	Building Products — 3.5%
53,046	Griffon Corp.	4,039,453
124,953	Quanex Building Products Corp.	1,776,832
70,184	Resideo Technologies, Inc.(a)	3,030,545
31,342	UFP Industries, Inc.	2,930,163
		11,776,993
	Capital Markets — 3.8%
57,590	Donnelley Financial Solutions, Inc.(a)	2,961,854
94,501	Marex Group PLC	3,177,123
115,928	Perella Weinberg Partners	2,471,585
37,496	Stifel Financial Corp.	4,254,671
		12,865,233
	Chemicals — 2.4%
36,902	Cabot Corp.	2,806,397
271,854	Ecovyst, Inc.(a)	2,381,441
15,663	Hawkins, Inc.	2,861,943
		8,049,781
	Commercial Services & Supplies — 1.9%
70,093	CECO Environmental Corp.(a)	3,588,762
11,583	Clean Harbors, Inc.(a)	2,689,804
		6,278,566
	Construction & Engineering — 1.7%
43,821	Arcosa, Inc.	4,106,466
16,916	Limbach Holdings, Inc.(a)	1,642,882
		5,749,348
	Construction Materials — 1.2%
53,246	Knife River Corp.(a)	4,093,020
Shares	Description	Value (†)
	Containers & Packaging — 1.0%
89,179	TriMas Corp.	$3,445,877
	Electrical Equipment — 1.1%
11,865	Powell Industries, Inc.	3,616,571
	Electronic Equipment, Instruments & Components — 7.9%
44,390	Bel Fuse, Inc., Class B	6,259,878
58,097	Crane NXT Co.	3,896,566
30,982	TD SYNNEX Corp.	5,073,302
113,479	TTM Technologies, Inc.(a)	6,536,390
121,115	Vontier Corp.	5,083,197
		26,849,333
	Energy Equipment & Services — 2.8%
98,160	Kodiak Gas Services, Inc.	3,628,975
52,864	Oceaneering International, Inc.(a)	1,309,970
35,146	Tidewater, Inc.(a)	1,874,336
37,177	Weatherford International PLC	2,544,022
		9,357,303
	Entertainment — 0.9%
73,122	Atlanta Braves Holdings, Inc., Class C(a)	3,041,144
	Financial Services — 1.9%
24,167	Federal Agricultural Mortgage Corp., Class C	4,059,573
16,063	WEX, Inc.(a)	2,530,404
		6,589,977
	Food Products — 1.7%
203,354	Nomad Foods Ltd.	2,674,105
29,230	Post Holdings, Inc.(a)	3,141,641
		5,815,746
	Gas Utilities — 1.9%
148,717	MDU Resources Group, Inc.	2,648,650
115,175	UGI Corp.	3,830,720
		6,479,370
	Health Care Equipment & Supplies — 1.2%
50,784	Haemonetics Corp.(a)	2,475,212
32,353	Lantheus Holdings, Inc.(a)	1,659,386
		4,134,598
	Health Care Providers & Services — 2.9%
23,041	Addus HomeCare Corp.(a)	2,718,608
180,793	Concentra Group Holdings Parent, Inc.	3,783,997
115,151	Option Care Health, Inc.(a)	3,196,592
		9,699,197
	Hotels, Restaurants & Leisure — 1.8%
38,718	Churchill Downs, Inc.	3,756,033
68,002	Pursuit Attractions & Hospitality, Inc.(a)	2,460,313
		6,216,346
	Household Durables — 0.8%
44,335	KB Home	2,821,479
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small Cap Value Fund (continued)
Shares	Description	Value (†)
	Independent Power & Renewable Electricity Producers — 1.4%
11,265	Talen Energy Corp.(a)	$4,791,906
	Industrial REITs — 0.8%
79,525	STAG Industrial, Inc.	2,806,437
	Insurance — 2.8%
46,458	Aspen Insurance Holdings Ltd., Class A(a)	1,705,473
133,439	Fidelis Insurance Holdings Ltd.	2,421,918
40,938	Kemper Corp.	2,110,354
68,333	Skyward Specialty Insurance Group, Inc.(a)	3,249,917
		9,487,662
	IT Services — 0.8%
87,230	Kyndryl Holdings, Inc.(a)	2,619,517
	Leisure Products — 0.8%
79,251	YETI Holdings, Inc.(a)	2,629,548
	Machinery — 3.9%
120,021	Aebi Schmidt Holding AG	1,496,662
19,620	Allison Transmission Holdings, Inc.	1,665,346
82,897	Atmus Filtration Technologies, Inc.	3,737,826
67,364	Blue Bird Corp.(a)	3,876,798
8,454	Kadant, Inc.	2,515,741
		13,292,373
	Media — 0.7%
61,120	John Wiley & Sons, Inc., Class A	2,473,526
	Multi-Utilities — 0.7%
64,025	Avista Corp.	2,420,785
	Oil, Gas & Consumable Fuels — 3.8%
116,672	Antero Resources Corp.(a)	3,915,512
68,296	California Resources Corp.	3,631,981
52,399	International Seaways, Inc.	2,414,546
78,648	Viper Energy, Inc., Class A	3,005,927
		12,967,966
	Personal Care Products — 0.5%
46,292	BellRing Brands, Inc.(a)	1,682,714
	Pharmaceuticals — 2.9%
38,557	ANI Pharmaceuticals, Inc.(a)	3,531,821
71,254	Collegium Pharmaceutical, Inc.(a)	2,493,178
81,080	Supernus Pharmaceuticals, Inc.(a)	3,874,813
		9,899,812
	Professional Services — 3.1%
503,045	Alight, Inc., Class A	1,639,927
133,054	Amentum Holdings, Inc.(a)	3,186,643
62,687	Concentrix Corp.	2,893,005
40,805	Korn Ferry	2,855,534
		10,575,109
	Real Estate Management & Development — 1.2%
25,953	Colliers International Group, Inc.	4,054,118
Shares	Description	Value (†)
	Retail REITs — 1.3%
37,192	Agree Realty Corp.	$2,642,120
74,030	Curbline Properties Corp.	1,650,869
		4,292,989
	Software — 3.8%
63,697	Bill Holdings, Inc.(a)	3,374,030
111,362	Five9, Inc.(a)	2,694,960
58,131	I3 Verticals, Inc., Class A(a)	1,886,932
213,691	NCR Voyix Corp.(a)	2,681,822
132,182	PagerDuty, Inc.(a)	2,183,647
		12,821,391
	Specialized REITs — 0.6%
50,793	PotlatchDeltic Corp.	2,069,815
	Specialty Retail — 1.8%
22,236	Academy Sports & Outdoors, Inc.	1,112,245
106,278	Bath & Body Works, Inc.	2,737,721
12,584	Boot Barn Holdings, Inc.(a)	2,085,420
		5,935,386
	Textiles, Apparel & Luxury Goods — 2.0%
26,857	Crocs, Inc.(a)	2,243,903
25,526	Kontoor Brands, Inc.	2,036,209
101,704	Levi Strauss & Co., Class A	2,369,703
		6,649,815
	Trading Companies & Distributors — 3.5%
19,273	Herc Holdings, Inc.	2,248,388
26,368	McGrath RentCorp	3,092,967
207,627	MRC Global, Inc.(a)	2,993,981
297,757	NPK International, Inc.(a)	3,367,632
		11,702,968
	Wireless Telecommunication Services — 1.7%
115,912	Array Digital Infrastructure, Inc.	5,796,759
	Total Common Stocks (Identified Cost $242,728,065)	333,456,875
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small Cap Value Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.7%
$5,671,777	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $5,672,194 on 10/01/2025 collateralized by $5,723,600 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $5,785,403 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,671,777)	$5,671,777
	Total Investments — 100.2% (Identified Cost $248,399,842)	339,128,652
	Other assets less liabilities — (0.2)%	(542,238)
	Net Assets — 100.0%	$338,586,414

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.2% of Net Assets
	Aerospace & Defense — 10.7%
46,016	ATI, Inc.(a)	$3,742,941
32,328	BWX Technologies, Inc.	5,960,313
41,454	Hexcel Corp.	2,599,166
59,574	Karman Holdings, Inc.(a)	4,301,243
61,179	Leonardo DRS, Inc.	2,777,526
32,566	Loar Holdings, Inc.(a)	2,605,280
92,768	StandardAero, Inc.(a)	2,531,639
14,203	VSE Corp.	2,361,107
		26,879,215
	Banks — 2.7%
47,531	Axos Financial, Inc.(a)	4,023,499
36,432	Bancorp, Inc.(a)	2,728,393
		6,751,892
	Biotechnology — 7.3%
90,444	Alkermes PLC(a)	2,713,320
20,668	Ascendis Pharma AS, ADR(a)	4,109,005
34,046	Insmed, Inc.(a)	4,902,964
22,103	Natera, Inc.(a)	3,557,920
21,746	Neurocrine Biosciences, Inc.(a)	3,052,704
		18,335,913
	Broadline Retail — 1.5%
28,859	Ollie's Bargain Outlet Holdings, Inc.(a)	3,705,496
	Capital Markets — 4.9%
21,525	Hamilton Lane, Inc., Class A	2,901,355
54,253	Jefferies Financial Group, Inc.	3,549,231
59,232	StepStone Group, Inc., Class A	3,868,442
19,774	StoneX Group, Inc.(a)	1,995,592
		12,314,620
	Commercial Services & Supplies — 0.9%
22,605	Casella Waste Systems, Inc., Class A(a)	2,144,762
	Communications Equipment — 2.4%
41,991	Ciena Corp.(a)	6,116,829
	Construction & Engineering — 0.8%
67,313	Legence Corp., Class A(a)	2,073,914
	Construction Materials — 0.8%
27,423	Knife River Corp.(a)	2,108,006
	Consumer Finance — 1.2%
25,064	Enova International, Inc.(a)	2,884,616
	Consumer Staples Distribution & Retail — 4.2%
26,336	BJ's Wholesale Club Holdings, Inc.(a)	2,455,832
8,137	Casey's General Stores, Inc.	4,600,009
32,102	Performance Food Group Co.(a)	3,339,892
		10,395,733
	Diversified Consumer Services — 3.2%
3,355	Duolingo, Inc.(a)	1,079,773
Shares	Description	Value (†)
	Diversified Consumer Services — continued
133,774	Laureate Education, Inc.(a)	$4,219,232
80,703	Universal Technical Institute, Inc.(a)	2,626,883
		7,925,888
	Electrical Equipment — 1.4%
21,103	Generac Holdings, Inc.(a)	3,532,642
	Electronic Equipment, Instruments & Components — 4.6%
23,710	Advanced Energy Industries, Inc.	4,034,020
129,547	Mirion Technologies, Inc.(a)	3,013,263
53,343	Trimble, Inc.(a)	4,355,456
		11,402,739
	Energy Equipment & Services — 0.5%
83,483	Flowco Holdings, Inc., Class A	1,239,723
	Financial Services — 1.2%
62,926	Chime Financial, Inc., Class A(a)	1,269,217
20,934	Euronet Worldwide, Inc.(a)	1,838,215
		3,107,432
	Health Care Equipment & Supplies — 4.6%
18,763	Glaukos Corp.(a)	1,530,123
26,981	Integer Holdings Corp.(a)	2,787,947
29,286	Merit Medical Systems, Inc.(a)	2,437,474
13,214	Penumbra, Inc.(a)	3,347,370
43,121	PROCEPT BioRobotics Corp.(a)	1,538,988
		11,641,902
	Health Care Providers & Services — 4.5%
39,797	HealthEquity, Inc.(a)	3,771,562
45,196	Hinge Health, Inc., Class A(a)	2,218,220
270,582	LifeStance Health Group, Inc.(a)	1,488,201
153,266	Privia Health Group, Inc.(a)	3,816,323
		11,294,306
	Health Care Technology — 1.6%
54,583	Doximity, Inc., Class A(a)	3,992,746
	Hotels, Restaurants & Leisure — 5.7%
298,350	Genius Sports Ltd.(a)	3,693,573
136,051	Life Time Group Holdings, Inc.(a)	3,755,008
32,638	Planet Fitness, Inc., Class A(a)	3,387,824
21,324	Texas Roadhouse, Inc.	3,542,983
		14,379,388
	Household Durables — 1.0%
23,262	SharkNinja, Inc.(a)	2,399,475
	Insurance — 0.8%
11,004	Reinsurance Group of America, Inc.	2,114,198
	Life Sciences Tools & Services — 2.3%
22,728	Repligen Corp.(a)	3,038,052
103,678	Stevanato Group SpA	2,669,708
		5,707,760
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small/Mid Cap Growth Fund (continued)
Shares	Description	Value (†)
	Machinery — 6.9%
25,498	Esab Corp.	$2,849,147
25,049	Federal Signal Corp.	2,980,580
53,674	Flowserve Corp.	2,852,236
24,651	ITT, Inc.	4,406,613
11,004	RBC Bearings, Inc.(a)	4,294,751
		17,383,327
	Oil, Gas & Consumable Fuels — 1.2%
120,783	Magnolia Oil & Gas Corp., Class A	2,883,090
	Professional Services — 2.0%
68,347	ExlService Holdings, Inc.(a)	3,009,318
12,017	Paylocity Holding Corp.(a)	1,913,948
		4,923,266
	Real Estate Management & Development — 1.1%
17,632	Colliers International Group, Inc.	2,754,295
	Semiconductors & Semiconductor Equipment — 7.3%
108,125	Allegro MicroSystems, Inc.(a)	3,157,250
28,609	MKS, Inc.	3,540,936
11,849	Nova Ltd.(a)	3,787,651
37,190	Power Integrations, Inc.	1,495,410
35,787	Rambus, Inc.(a)	3,729,006
19,954	Silicon Laboratories, Inc.(a)	2,616,568
		18,326,821
	Software — 9.0%
63,248	Alkami Technology, Inc.(a)	1,571,080
21,875	Commvault Systems, Inc.(a)	4,129,563
5,993	CyberArk Software Ltd.(a)	2,895,518
19,468	Guidewire Software, Inc.(a)	4,474,915
9,193	InterDigital, Inc.	3,173,699
72,392	nCino, Inc.(a)	1,962,547
4,408	Tyler Technologies, Inc.(a)	2,306,089
24,992	Workiva, Inc.(a)	2,151,311
		22,664,722
Shares	Description	Value (†)
	Trading Companies & Distributors — 0.9%
17,678	SiteOne Landscape Supply, Inc.(a)	$2,276,926
	Total Common Stocks (Identified Cost $204,068,986)	243,661,642

Principal Amount
Short-Term Investments — 2.4%
$5,898,498	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $5,898,932 on 10/01/2025 collateralized by $6,378,700 U.S. Treasury Note, 1.750% due 1/31/2029 valued at $6,016,482 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,898,498)	5,898,498
	Total Investments — 99.6% (Identified Cost $209,967,484)	249,560,140
	Other assets less liabilities — 0.4%	1,046,342
	Net Assets — 100.0%	$250,606,482

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
7 |

Statements of Assets and Liabilities
September 30, 2025

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$1,633,345,436	$248,399,842	$209,967,484
Net unrealized appreciation	576,921,177	90,728,810	39,592,656
Investments at value	2,210,266,613	339,128,652	249,560,140
Receivable for Fund shares sold	1,465,670	128,505	1,265,000
Receivable for securities sold	3,679,334	—	98,135
Dividends and interest receivable	117,071	235,877	23,329
Prepaid expenses	144	144	144
TOTAL ASSETS	2,215,528,832	339,493,178	250,946,748
LIABILITIES
Payable for securities purchased	2,297,818	—	—
Payable for Fund shares redeemed	3,560,822	265,171	49,222
Management fees payable (Note 5)	1,338,253	196,162	148,513
Deferred Trustees’ fees (Note 5)	367,829	323,506	54,151
Administrative fees payable (Note 5)	75,421	11,922	8,632
Payable to distributor (Note 5d)	15,359	2,246	452
Audit and tax services fees payable	48,605	50,057	49,236
Other accounts payable and accrued expenses	113,013	57,700	30,060
TOTAL LIABILITIES	7,817,120	906,764	340,266
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$2,207,711,712	$338,586,414	$250,606,482
NET ASSETS CONSIST OF:
Paid-in capital	$1,508,566,132	$203,146,986	$221,883,548
Accumulated earnings	699,145,580	135,439,428	28,722,934
NET ASSETS	$2,207,711,712	$338,586,414	$250,606,482
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$1,032,811,564	$178,917,839	$120,806,886
Shares of beneficial interest	34,444,349	7,635,583	8,373,520
Net asset value, offering and redemption price per share	$29.98	$23.43	$14.43
Retail Class:
Net assets	$46,566,498	$68,709,285	$—
Shares of beneficial interest	1,817,031	3,055,518	—
Net asset value, offering and redemption price per share	$25.63	$22.49	$—
Admin Class shares:
Net assets	$—	$5,137,423	$—
Shares of beneficial interest	—	258,782	—
Net asset value, offering and redemption price per share	$—	$19.85	$—
Class N shares:
Net assets	$1,128,333,650	$85,821,867	$129,799,596
Shares of beneficial interest	36,869,675	3,660,393	8,988,504
Net asset value, offering and redemption price per share	$30.60	$23.45	$14.44

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 8

Statements of Operations
For the Year Ended September 30, 2025

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$6,374,882	$6,628,537(a )	$766,030
Interest	1,702,901	223,905	171,979
Less net foreign taxes withheld	—	(15,585)	(670)
	8,077,783	6,836,857	937,339
Expenses
Management fees (Note 5)	16,657,438	2,690,603	1,724,505
Service and distribution fees (Note 5)	121,799	203,204	—
Administrative fees (Note 5)	956,509	154,503	99,008
Trustees' fees and expenses (Note 5)	132,974	65,808	31,966
Transfer agent fees and expenses (Notes 5, 6 and 7)	1,222,048	235,260	34,814
Audit and tax services fees	47,416	48,078	47,436
Custodian fees and expenses	68,399	12,588	10,596
Legal fees	72,853	12,065	7,740
Registration fees	85,769	71,024	48,161
Shareholder reporting expenses	55,957	26,460	23,204
Miscellaneous expenses	87,375	41,823	36,297
Total expenses	19,508,537	3,561,416	2,063,727
Less waiver and/or expense reimbursement (Note 5)	—	(171,112)	(133,487)
Less expense offset (Note 7)	(2,631)	(1,107)	(127)
Net expenses	19,505,906	3,389,197	1,930,113
Net investment income (loss)	(11,428,123)	3,447,660	(992,774)
Net realized and unrealized gain (loss) on Investments
Net realized gain on:
Investments	149,520,315	47,977,087	9,236,136
Net change in unrealized appreciation (depreciation) on:
Investments	(44,325,139)	(36,262,763)	7,639,335
Net realized and unrealized gain on Investments	105,195,176	11,714,324	16,875,471
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$93,767,053	$15,161,984	$15,882,697

(a)	Includes a non-recurring dividend of $2,254,966.
See accompanying notes to financial statements.
9 |

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income (loss)	$(11,428,123)	$(9,796,889)	$3,447,660	$1,072,758
Net realized gain on investments	149,520,315	75,970,487	47,977,087	31,181,303
Net change in unrealized appreciation (depreciation) on investments	(44,325,139)	385,883,274	(36,262,763)	44,035,983
Net increase in net assets resulting from operations	93,767,053	452,056,872	15,161,984	76,290,044
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(35,787,267)	(22,893,991)	(21,096,727)	(35,182,366)
Retail Class	(2,109,388)	(1,695,109)	(7,289,985)	(13,625,525)
Admin Class	—	—	(573,188)	(971,716)
Class N	(44,089,699)	(27,043,660)	(8,798,229)	(15,330,776)
Total distributions	(81,986,354)	(51,632,760)	(37,758,129)	(65,110,383)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(162,382,274)	(234,432,147)	(31,778,545)	39,638,328
Net increase (decrease) in net assets	(150,601,575)	165,991,965	(54,374,690)	50,817,989
NET ASSETS
Beginning of the year	2,358,313,287	2,192,321,322	392,961,104	342,143,115
End of the year	$2,207,711,712	$2,358,313,287	$338,586,414	$392,961,104
See accompanying notes to financial statements.
| 10

Statements of Changes in Net Assets (continued)

	Small/Mid Cap Growth Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment loss	$(992,774)	$(477,072)
Net realized gain on investments	9,236,136	4,925,931
Net change in unrealized appreciation on investments	7,639,335	31,785,480
Net increase in net assets resulting from operations	15,882,697	36,234,339
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	27,533,823	27,422,023
Net increase in net assets	43,416,520	63,656,362
NET ASSETS
Beginning of the year	207,189,962	143,533,600
End of the year	$250,606,482	$207,189,962
See accompanying notes to financial statements.
11 |

Financial Highlights
For a share outstanding throughout each period.

	Small Cap Growth Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$29.66	$24.79	$22.88	$36.57	$28.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.16)	(0.13)	(0.12)	(0.15)(b)	(0.26)
Net realized and unrealized gain (loss)	1.54	5.61	2.75	(7.06)	8.94
Total from Investment Operations	1.38	5.48	2.63	(7.21)	8.68
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)
Net asset value, end of the period	$29.98	$29.66	$24.79	$22.88	$36.57
Total return	4.78%	22.41%	11.64%	(24.77)%(b)	30.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,032,812	$1,022,187	$974,539	$883,458	$1,299,777
Net expenses	0.93%	0.94%	0.94%	0.93%	0.92%
Gross expenses	0.94%	0.94%	0.94%	0.93%	0.92%
Net investment loss	(0.57)%	(0.49)%	(0.50)%	(0.51)%(b)	(0.72)%
Portfolio turnover rate	41%	39%	37%	34%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (24.83%) and the ratio of net investment loss to average net assets would have been (0.56%).

	Small Cap Growth Fund – Retail Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$25.56	$21.49	$19.98	$32.79	$25.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.20)	(0.17)	(0.16)	(0.19)(b)	(0.30)
Net realized and unrealized gain (loss)	1.33	4.85	2.39	(6.14)	8.04
Total from Investment Operations	1.13	4.68	2.23	(6.33)	7.74
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)
Net asset value, end of the period	$25.63	$25.56	$21.49	$19.98	$32.79
Total return	4.52%	22.13%	11.32%	(24.94)%(b)	30.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$46,566	$56,136	$62,965	$62,909	$105,027
Net expenses	1.18%	1.19%	1.19%	1.18%	1.17%
Gross expenses	1.18%	1.19%	1.19%	1.18%	1.17%
Net investment loss	(0.82)%	(0.75)%	(0.75)%	(0.76)%(b)	(0.92)%
Portfolio turnover rate	41%	39%	37%	34%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been (25.01%) and the ratio of net investment loss to average net assets would have been (0.81%).

See accompanying notes to financial statements.
| 12

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Growth Fund– Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$30.22	$25.21	$23.23	$37.01	$28.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.13)	(0.10)	(0.10)	(0.11)(b)	(0.22)
Net realized and unrealized gain (loss)	1.57	5.72	2.80	(7.19)	9.04
Total from Investment Operations	1.44	5.62	2.70	(7.30)	8.82
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)
Net asset value, end of the period	$30.60	$30.22	$25.21	$23.23	$37.01
Total return	4.86%	22.60%	11.77%	(24.69)%(b)	30.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,128,334	$1,279,991	$1,154,817	$1,030,728	$1,475,139
Net expenses	0.82%	0.83%	0.83%	0.82%	0.82%
Gross expenses	0.82%	0.83%	0.83%	0.82%	0.82%
Net investment loss	(0.46)%	(0.38)%	(0.38)%	(0.39)%(b)	(0.62)%
Portfolio turnover rate	41%	39%	37%	34%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been (24.71%) and the ratio of net investment loss to average net assets would have been (0.44%).

	Small Cap Value Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$24.69	$24.17	$22.57	$32.05	$22.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23 (b)	0.08	0.08	0.13	0.04
Net realized and unrealized gain (loss)	0.90	4.96	4.37	(4.18)	11.79
Total from Investment Operations	1.13	5.04	4.45	(4.05)	11.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.05)	(0.13)	(0.05)	(0.13)
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(2.39)	(4.52)	(2.85)	(5.43)	(2.12)
Net asset value, end of the period	$23.43	$24.69	$24.17	$22.57	$32.05
Total return(c)	5.10%(b)	22.68%	20.73%	(16.18)%	55.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$178,918	$217,845	$201,632	$276,020	$378,856
Net expenses(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.96%	0.96%	0.96%	0.93%	0.94%
Net investment income	0.99%(b)	0.33%	0.34%	0.48%	0.12%
Portfolio turnover rate	36%	25%	26%	28%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 4.42% and the ratio of net investment income to average net assets would have been 0.38%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
13 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund – Retail Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$23.78	$23.44	$21.95	$31.33	$21.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.17 (b)	0.02	0.02	0.06	(0.04)
Net realized and unrealized gain (loss)	0.87	4.79	4.26	(4.06)	11.55
Total from Investment Operations	1.04	4.81	4.28	(4.00)	11.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	(0.07)	—	(0.06)
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(2.33)	(4.47)	(2.79)	(5.38)	(2.05)
Net asset value, end of the period	$22.49	$23.78	$23.44	$21.95	$31.33
Total return(c)	4.88%(b)	22.34%	20.47%	(16.40)%	54.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$68,709	$77,031	$68,979	$63,738	$92,036
Net expenses(d)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.21%	1.21%	1.21%	1.18%	1.19%
Net investment income (loss)	0.78%(b)	0.08%	0.09%	0.23%	(0.12)%
Portfolio turnover rate	36%	25%	26%	28%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 4.18% and the ratio of net investment income to average net assets would have been 0.13%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund– Admin Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$21.31	$21.47	$20.31	$29.44	$20.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11 (b)	(0.04)	(0.03)	(0.01)	(0.10)
Net realized and unrealized gain (loss)	0.75	4.35	3.92	(3.74)	10.88
Total from Investment Operations	0.86	4.31	3.89	(3.75)	10.78
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.01)	—	—
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(2.32)	(4.47)	(2.73)	(5.38)	(1.99)
Net asset value, end of the period	$19.85	$21.31	$21.47	$20.31	$29.44
Total return(c)	4.59%(b)	22.02%	20.18%	(16.63)%	54.29%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,137	$5,374	$5,812	$6,776	$9,440
Net expenses(d)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.46%	1.47%	1.46%	1.43%	1.43%
Net investment income (loss)	0.55%(b)	(0.18)%	(0.16)%	(0.02)%	(0.38)%
Portfolio turnover rate	36%	25%	26%	28%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 3.91% and the ratio of net investment loss to average net assets would have been (0.12)%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund– Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$24.70	$24.18	$22.58	$32.07	$22.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25 (b)	0.09	0.10	0.15	0.05
Net realized and unrealized gain (loss)	0.90	4.97	4.37	(4.19)	11.80
Total from Investment Operations	1.15	5.06	4.47	(4.04)	11.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.07)	(0.15)	(0.07)	(0.14)
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(2.40)	(4.54)	(2.87)	(5.45)	(2.13)
Net asset value, end of the period	$23.45	$24.70	$24.18	$22.58	$32.07
Total return	5.20%(b)(c)	22.74%(c)	20.80%(c)	(16.16)%	55.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$85,822	$92,711	$65,720	$75,168	$112,310
Net expenses	0.85%(d)	0.85%(d)	0.85%(d)	0.84%	0.85%
Gross expenses	0.87%	0.88%	0.87%	0.84%	0.85%
Net investment income	1.08%(b)	0.39%	0.40%	0.53%	0.17%
Portfolio turnover rate	36%	25%	26%	28%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10, total return would have been 4.48% and the ratio of net investment income to average net assets would have been 0.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small/Mid Cap Growth Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$13.54	$10.76	$10.34	$15.25	$11.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.04)	(0.04)	(0.06)	(0.02)(b)
Net realized and unrealized gain (loss)	0.95	2.82	0.46	(3.37)	3.56
Total from Investment Operations	0.89	2.78	0.42	(3.43)	3.54
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	—	(1.48)	(0.10)
Net asset value, end of the period	$14.43	$13.54	$10.76	$10.34	$15.25
Total return(c)	6.57%	25.84%	4.06%	(25.43)%	30.00%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$120,807	$102,457	$118,499	$106,566	$70,526
Net expenses(d)	0.85%	0.85%	0.85%	0.84%(e)	0.84%(e)
Gross expenses	0.91%	0.95%	0.93%	0.91%	0.99%
Net investment loss	(0.44)%	(0.30)%	(0.37)%	(0.45)%	(0.14)%(b)
Portfolio turnover rate	55%	74%	63%	50%	50%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 29.49% and the ratio of net investment loss to average net assets would have been (0.52%).

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes additional voluntary waiver of advisory fee of 0.01%.

	Small/Mid Cap Growth Fund– Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$13.55	$10.77	$10.35	$15.26	$11.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.04)	(0.04)	(0.05)	(0.01)(b)
Net realized and unrealized gain (loss)	0.95	2.82	0.46	(3.38)	3.56
Total from Investment Operations	0.89	2.78	0.42	(3.43)	3.55
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	—	(1.48)	(0.10)
Net asset value, end of the period	$14.44	$13.55	$10.77	$10.35	$15.26
Total return(c)	6.57%	25.81%	4.06%	(25.41)%	30.08%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$129,800	$104,733	$25,035	$46,814	$9,260
Net expenses(d)	0.83%	0.83%	0.83%	0.83%	0.83%
Gross expenses	0.88%	0.93%	0.92%	0.91%	1.00%
Net investment loss	(0.42)%	(0.32)%	(0.37)%	(0.44)%	(0.08)%(b)
Portfolio turnover rate	55%	74%	63%	50%	50%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 29.66% and the ratio of net investment loss to average net assets would have been (0.50%).

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
17 |

Notes to Financial Statements
September 30, 2025
1.Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund (“Small Cap Value Fund”)
Loomis Sayles Funds II:
Loomis Sayles Small Cap Growth Fund (“Small Cap Growth Fund”)
Loomis Sayles Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)
Each Fund is a diversified investment company.
Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class and Class N shares.
Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
| 18

Notes to Financial Statements (continued)
September 30, 2025
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of September 30, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of
19 |

Notes to Financial Statements (continued)
September 30, 2025
amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, capital gain distributions received, passive foreign investment company adjustments and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, return of capital distributions received, passive foreign investment company adjustments, capital gain distributions received and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended September 30, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$ —	$81,986,354	$81,986,354	$ —	$51,632,760	$51,632,760
Small Cap Value Fund	906,017	36,852,112	37,758,129	4,484,318	60,626,065	65,110,383
Small/Mid Cap Growth Fund	—	—	—	—	—	—
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Undistributed ordinary income	$ —	$3,416,971	$ —
Undistributed long-term capital gains	139,667,180	41,824,191	—
Total undistributed earnings	139,667,180	45,241,162	—
Capital loss carryforward:
Short-term:
No expiration date	—	—	(9,195,941)
Late-year ordinary and post-October capital loss deferrals*	(12,024,473)	—	(755,735)
Unrealized appreciation	571,870,702	90,521,772	38,728,761
Total accumulated earnings	$699,513,409	$135,762,934	$28,777,085

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund is deferring foreign currency losses and net operating losses and Small/Mid Cap Growth Fund is deferring net operating losses.

| 20

Notes to Financial Statements (continued)
September 30, 2025
As of September 30, 2025, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$1,638,395,911	$248,606,880	$210,831,379
Gross tax appreciation	$632,200,138	$103,756,429	$48,712,522
Gross tax depreciation	(60,329,436)	(13,234,657)	(9,983,761)
Net tax appreciation	$571,870,702	$90,521,772	$38,728,761
f. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of September 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
h. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
21 |

Notes to Financial Statements (continued)
September 30, 2025
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of September 30, 2025, at value:
Small Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,149,572,089	$ —	$ —	$2,149,572,089
Short-Term Investments	—	60,694,524	—	60,694,524
Total Investments	$2,149,572,089	$60,694,524	$—	$2,210,266,613

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small Cap Value Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$333,456,875	$ —	$ —	$333,456,875
Short-Term Investments	—	5,671,777	—	5,671,777
Total Investments	$333,456,875	$5,671,777	$—	$339,128,652

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small/Mid Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$243,661,642	$ —	$ —	$243,661,642
Short-Term Investments	—	5,898,498	—	5,898,498
Total Investments	$243,661,642	$5,898,498	$—	$249,560,140

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended September 30, 2025, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
Small Cap Growth Fund	$881,567,820	$1,113,131,945
Small Cap Value Fund	124,840,440	192,419,698
Small/Mid Cap Growth Fund	150,312,843	123,543,110
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
| 22

Notes to Financial Statements (continued)
September 30, 2025
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended September 30, 2025 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	0.95%	1.20%	— %	0.90%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	— %	— %	0.83%
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended September 30, 2025, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$16,657,438	$ —	$16,657,438	0.75%	0.75%
Small Cap Value Fund	2,690,603	171,112	2,519,491	0.75%	0.70%
Small/Mid Cap Growth Fund	1,724,505	130,340	1,594,165	0.75%	0.69%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2026.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).
Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other
23 |

Notes to Financial Statements (continued)
September 30, 2025
financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the year ended September 30, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$ —	$121,799	$ —
Small Cap Value Fund	12,767	177,670	12,767
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of
Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended September 30, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Small Cap Growth Fund	$956,509
Small Cap Value Fund	154,503
Small/Mid Cap Growth Fund	99,008
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended September 30, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$1,157,757
Small Cap Value Fund	211,159
Small/Mid Cap Growth Fund	28,407
| 24

Notes to Financial Statements (continued)
September 30, 2025
As of September 30, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$15,359
Small Cap Value Fund	2,246
Small/Mid Cap Growth Fund	452
Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
f. Affiliated Ownership. As of September 30, 2025, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:
Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Value Fund	0.61%	8.78%	9.39%
Investment activities of affiliated shareholders could have material impacts on the Funds.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Small/Mid Cap Growth Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the year ended September 30, 2025, Natixis Advisors reimbursed Small/Mid Cap Growth Fund $3,147 for transfer agency expenses related to Class N shares.
25 |

Notes to Financial Statements (continued)
September 30, 2025
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended September 30, 2025 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$1,135,774	$56,858	$ —	$26,785
Small Cap Value Fund	166,940	60,102	4,307	2,804
Small/Mid Cap Growth Fund	31,540	—	—	3,147
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended September 30, 2025, none of the Funds had borrowings under this agreement.
9.Risk. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of September 30, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Growth Fund	1	23.78%	—	23.78%
Small Cap Value Fund	4	26.90%	9.39%	36.29%
Small/Mid Cap Growth Fund	4	44.91%	—	44.91%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
| 26

Notes to Financial Statements (continued)
September 30, 2025
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
Small Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	7,267,499	$207,858,386	5,922,586	$159,041,961
Issued in connection with the reinvestment of distributions	1,139,434	33,191,733	792,963	21,005,595
Redeemed	(8,424,450)	(240,000,458)	(11,570,160)	(305,458,768)
Net change	(17,517)	$1,049,661	(4,854,611)	$(125,411,212)
Retail Class
Issued from the sale of shares	168,644	$4,227,229	175,185	$4,060,224
Issued in connection with the reinvestment of distributions	83,744	2,088,572	73,575	1,682,653
Redeemed	(631,211)	(15,318,849)	(982,440)	(22,707,435)
Net change	(378,823)	$(9,003,048)	(733,680)	$(16,964,558)
Class N
Issued from the sale of shares	3,883,956	$113,931,959	7,235,719	$196,565,565
Issued in connection with the reinvestment of distributions	1,462,258	43,429,061	987,983	26,636,020
Redeemed	(10,834,943)	(311,789,907)	(11,666,857)	(315,257,962)
Net change	(5,488,729)	$(154,428,887)	(3,443,155)	$(92,056,377)
Decrease from capital share transactions	(5,885,069)	$(162,382,274)	(9,031,446)	$(234,432,147)

	Year Ended September 30, 2025		Year Ended September 30, 2024
Small Cap Value Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,455,248	$34,225,199	2,707,872	$63,890,883
Issued in connection with the reinvestment of distributions	935,859	20,813,491	1,537,741	34,614,545
Redeemed	(3,579,155)	(80,322,622)	(3,764,416)	(88,825,823)
Net change	(1,188,048)	$(25,283,932)	481,197	$9,679,605
Retail Class
Issued from the sale of shares	110,288	$2,473,959	579,511	$13,339,094
Issued in connection with the reinvestment of distributions	340,525	7,280,424	626,606	13,609,887
Redeemed	(634,117)	(13,968,541)	(910,394)	(20,072,030)
Net change	(183,304)	$(4,214,158)	295,723	$6,876,951
Admin Class
Issued from the sale of shares	20,928	$389,330	11,943	$249,189
Issued in connection with the reinvestment of distributions	30,311	573,188	49,832	971,716
Redeemed	(44,608)	(863,390)	(80,384)	(1,704,141)
Net change	6,631	$99,128	(18,609)	$(483,236)
Class N
Issued from the sale of shares	363,420	$8,163,079	1,108,967	$26,145,795
Issued in connection with the reinvestment of distributions	395,604	8,798,229	681,065	15,330,776
Redeemed	(851,585)	(19,340,891)	(754,532)	(17,911,563)
Net change	(92,561)	$(2,379,583)	1,035,500	$23,565,008
Increase (decrease) from capital share transactions	(1,457,282)	$(31,778,545)	1,793,811	$39,638,328
27 |

Notes to Financial Statements (continued)
September 30, 2025
11.Capital Shares (continued).

	Year Ended September 30, 2025		Year Ended September 30, 2024
Small/Mid Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,039,600	$14,116,099	1,443,072	$16,821,287
Redeemed	(232,450)	(3,128,468)	(4,892,134)	(58,957,698)
Net change	807,150	$10,987,631	(3,449,062)	$(42,136,411)
Class N
Issued from the sale of shares	3,323,297	$45,375,712	6,980,418	$88,119,080
Redeemed	(2,063,705)	(28,829,520)	(1,577,085)	(18,560,646)
Net change	1,259,592	$16,546,192	5,403,333	$69,558,434
Increase from capital share transactions	2,066,742	$27,533,823	1,954,271	$27,422,023
| 28

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Loomis Sayles Funds I and Loomis Sayles Funds II and Shareholders of Loomis Sayles Small Cap Value Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small/Mid Cap Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Small Cap Value Fund (one of the funds constituting Loomis Sayles Funds I), and Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small/Mid Cap Growth Fund (two of the funds constituting Loomis Sayles Funds II) (hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
29 |

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the year ended September 30, 2025, a percentage of dividends distributed by the Fund listed below qualifies for the dividends received deduction for corporate shareholders. This percentage is as follows:
Fund	Qualifying Percentage
Small Cap Value Fund	88.66%
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
Fund
Small Cap Value Fund
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2025, unless subsequently determined to be different.
Fund	Amount
Small Cap Growth Fund	$81,986,354
Small Cap Value Fund	36,852,112
| 30

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules.
For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
31 |

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2024, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Small Cap Growth Fund	41%	45%	48%
Loomis Sayles Small Cap Value Fund	49%	17%	44%
Loomis Sayles Small/Mid Cap Growth Fund	34%	77%	81%
In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all), the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s shorter-term (one-year) performance was stronger relative to its category; and (3) that the Fund’s performance for one or more recent (though not necessarily the most recent) calendar years was stronger relative to its category. The Board also considered information about the Fund’s more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for certain Funds under their respective expense limitation agreements. The Trustees also considered that Loomis Sayles Small Cap Growth Fund’s current expenses are below its expense limitation. The Trustees also noted that the Funds had total advisory fee rates that were below the medians of their respective peer groups of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with
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the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that although none of the Funds’ advisory fees were subject to breakpoints, each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2026.
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LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 11/30/26
M-LSEFA-0925

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2025

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	November 21, 2025